Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [45.3%]
U.S. Treasury Notes
2.875%, 09/30/23	$350	$370
2.750%, 07/31/23	1,175	1,236
2.750%, 08/31/23	1,255	1,322
2.750%, 08/31/25	600	650
2.625%, 02/28/23	1,700	1,769
2.625%, 12/31/25	1,600	1,730
2.375%, 04/30/26	330	354
2.000%, 11/30/22	1,500	1,539
1.875%, 08/31/24	2,805	2,926
1.750%, 07/31/24	800	831
1.625%, 08/15/22	470	478
1.625%, 04/30/23	1,225	1,256
Total U.S. Treasury Obligations
(Cost $14,080)		14,461
U.S. Government Agency Obligations [33.7%]
FFCB
0.200%, 10/02/23	1,250	1,246
FHLB
3.375%, 09/08/23	1,585	1,689
3.125%, 09/09/22	1,360	1,409
FNMA
2.625%, 09/06/24	1,400	1,496
2.500%, 02/05/24	1,445	1,524
2.125%, 04/24/26	955	1,012
1.625%, 01/07/25	1,280	1,326
Tennessee Valley Authority
2.875%, 09/15/24	1,000	1,075
Total U.S. Government Agency Obligations
(Cost $10,483)		10,777
U.S. Government Mortgage-Backed Obligations [10.3%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	1,263	1,321
FNMA, Pool AL5866
2.545%, 08/01/22(A)	1,026	1,040
FNMA, Pool AS4877
3.000%, 04/01/30	765	809
FNMA ARM, Pool 766620
1.987%, VAR ICE LIBOR USD 12 Month+1.677%, 03/01/34	34	35
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	50	52

Description	Face Amount (000)	Value (000)
GNMA ARM, Pool G2 81447
2.250%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	$13	$13
Total U.S. Government Mortgage-Backed Obligations
(Cost $3,188)		3,272
Municipal Bonds [9.5%]
California [3.4%]
California State, GO
3.000%, 11/01/25	1,000	1,088
Florida [2.5%]
Florida State, Board of Administration Finance, Ser A, RB
1.258%, 07/01/25	810	818
Texas [3.6%]
Harris County, Port Authority of Houston, Ser B, GO
2.250%, 10/01/26	1,075	1,138
Total Municipal Bonds
(Cost $3,058)		3,044
Short-Term Investment [0.8%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	262,831	263
Total Short-Term Investment
(Cost $263)		263
Total Investments [99.6%]
(Cost $31,072)		$31,817

Percentages are based on Net Assets of $31,944 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Obligation

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$14,461	$—	$14,461
U.S. Government Agency Obligations	—	10,777	—	10,777
U.S. Government Mortgage-Backed Obligations	—	3,272	—	3,272
Municipal Bonds	—	3,044	—	3,044
Short-Term Investment	263	—	—	263
Total Investments in Securities	$263	$31,554	$—	$31,817

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [91.8%]
Automotive [7.3%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,507
General Motors Financial
5.250%, 03/01/26	2,600	3,003
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	3,125
Total Automotive		8,635
Banks [7.4%]
BPCE
4.000%, 04/15/24	1,800	1,965
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,674
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,347
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,696
Total Banks		8,682
Broadcasting & Cable [1.8%]
Comcast
3.700%, 04/15/24	2,000	2,169
Chemicals [2.2%]
Dow Chemical
4.550%, 11/30/25	2,250	2,563
Computer System Design & Services [3.2%]
Apple
3.450%, 05/06/24	3,450	3,737
Drugs [2.2%]
AbbVie
2.600%, 11/21/24	2,500	2,636
Electric Utilities [2.4%]
Duke Energy
3.150%, 08/15/27	2,575	2,780
Enterprise Software/Serv [2.0%]
Oracle
2.500%, 04/01/25	2,250	2,364
Fiduciary Banks [2.4%]
State Street
2.825%, VAR United States Secured Overnight Financing Rate+2.690%, 03/30/23	2,750	2,801
Financial Services [2.4%]
American Express
4.200%, 11/06/25	2,500	2,834
Food, Beverage & Tobacco [4.2%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,488

Description	Face Amount (000)	Value (000)
General Mills
2.600%, 10/12/22	$2,450	$2,514
Total Food, Beverage & Tobacco		5,002
Industrials [1.4%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	1,500	1,609
Investment Banker/Broker Dealer [2.5%]
Jefferies Group
4.850%, 01/15/27	2,500	2,911
Medical Labs and Testing Srv [2.4%]
Laboratory Corp of America Holdings
3.600%, 02/01/25	2,600	2,813
Medical Products & Services [4.3%]
Abbott Laboratories
3.875%, 09/15/25	2,105	2,345
Gilead Sciences
3.700%, 04/01/24	2,500	2,688
Total Medical Products & Services		5,033
Medical-HMO [2.7%]
UnitedHealth Group
2.875%, 03/15/23	3,000	3,128
Petroleum & Fuel Products [8.8%]
Energy Transfer
5.200%, 02/01/22	2,425	2,462
4.650%, 02/15/22	2,400	2,462
EOG Resources
2.625%, 03/15/23	2,250	2,322
Shell International Finance BV
3.400%, 08/12/23	2,900	3,080
Total Petroleum & Fuel Products		10,326
Real Estate Investment Trusts [2.3%]
Prologis
3.250%, 10/01/26	2,500	2,744
Retail [2.1%]
AutoZone
3.125%, 04/21/26	2,250	2,449
Security Brokers & Dealers [21.5%]
Banco Santander
2.746%, 05/28/25	2,600	2,741
Bank of America, MTN
4.250%, 10/22/26	2,500	2,824
Barclays, MTN
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	2,250	2,399
Citigroup
1.565%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	3,000	3,042
Credit Suisse Group
3.574%, 01/09/23(A)	2,500	2,539
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,704

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
JPMorgan Chase
3.300%, 04/01/26	$3,000	$3,283
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	3,252
Natwest Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	2,300	2,469
Total Security Brokers & Dealers		25,253
Semi-Conductors [2.5%]
Applied Materials
3.900%, 10/01/25	2,600	2,910
Telephones & Telecommunications [3.8%]
Verizon Communications
3.500%, 11/01/24	2,300	2,488
0.750%, 03/22/24	2,000	2,009
Total Telephones & Telecommunications		4,497
Total Corporate Bonds
(Cost $105,925)		107,876
Affiliated Registered Investment Company [3.2%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	3,704
Total Affiliated Registered Investment Company
(Cost $4,000)		3,704
Commercial Paper [1.9%]
AT&T
0.000%, 09/21/21	2,250	2,249
Total Commercial Paper
(Cost $2,248)		2,249
Asset-Backed Security [1.6%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	1,817	1,841
Total Asset-Backed Security
(Cost $1,817)		1,841
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	1,010	41
Total Closed-End Fund
(Cost $42)		41
Short-Term Investment [0.9%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	1,061,735	1,062
Total Short-Term Investment
(Cost $1,062)		1,062
Total Investments [99.4%]
(Cost $115,094)		$116,773

Percentages are based on Net Assets of $117,525 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
*	Non-income producing security.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $6,495,000 (000), representing 5.5% of the net assets of the Fund.

Cl — Class

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,876	$—	$107,876
Affiliated Registered Investment Company	3,704	—	—	3,704
Commercial Paper	—	2,249	—	2,249
Asset-Backed Security	—	1,841	—	1,841
Closed-End Fund	41	—	—	41
Short-Term Investment	1,062	—	—	1,062
Total Investments in Securities	$4,807	$111,966	$—	$116,773

For the period ended June 30, 2021, there have been no transfers in to or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended June 30, 2021 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 10/01/20	$3,545
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$159
Ending balance as of 6/30/21	$3,704
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of 10/01/20	157,077
Purchases	—
Sales	—
Ending balance as of 6/30/21	157,077

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2021(Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.2%]
California [92.3%]
Alameda County, Joint Powers Authority, RB
Callable 12/01/26 @ 100
5.000%, 12/01/30	$300	$367
Anaheim Housing & Public Improvements Authority, Ser B, RB
Callable 04/01/23 @ 100
5.000%, 10/01/27	220	238
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	645	700
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	603
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	404
California Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	387
California State Public Works Board, Ser B, RB
5.000%, 10/01/27	650	818
California State University, Ser B, RB
1.766%, 11/01/25	1,000	1,031
California State, Department of Water Resources, RB
0.920%, 12/01/26	500	496
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	635
California State, Educational Facilities Authority, Ser A, RB
5.000%, 04/01/25	400	468
California State, GO
5.250%, 09/01/22	1,085	1,150
California State, GO
5.000%, 12/01/21	1,000	1,020
California State, GO
5.000%, 10/01/22	1,000	1,061
California State, GO
5.000%, 11/01/24	1,000	1,155
California State, GO
5.000%, 08/01/26	1,000	1,224
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,114
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	555

Description	Face Amount (000)	Value (000)
California State, GO
4.000%, 04/01/23	$1,000	$1,067
California State, Health Facilities Financing Authority, RB
Callable 11/15/25 @ 100
5.000%, 11/15/26	220	263
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	1,000	1,193
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	113
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	665	706
California State, Health Facilities Financing Authority, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/28	1,000	1,096
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
5.000%, 11/15/30	400	505
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,246
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	218
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,057
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	526
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,781
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	268
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	617
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	992

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021(Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	$350	$405
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	980	1,131
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	295	357
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	1,041
Chula Vista Elementary School District, RB
1.544%, 08/01/23(C)	2,025	2,009
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	525
Culver Redevelopment Agency Successor Agency, RB
5.000%, 11/01/24	350	404
Desert Community College District, GO
4.000%, 08/01/26	110	129
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	1,001
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	200	264
Fremont, Public Financing Authority, RB
5.000%, 10/01/25	1,000	1,189
Irvine California, TA, BAM
4.000%, 09/02/31	700	889
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,050
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	614
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,228
Los Angeles County Metropolitan Transportation Authority, RB
5.000%, 06/01/26	195	238

Description	Face Amount (000)	Value (000)
Los Angeles County Metropolitan Transportation Authority, RB
5.000%, 07/01/24	$510	$582
Los Angeles County Public Works Financing Authority, Ser E-1, RB
5.000%, 12/01/25	210	252
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	527
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	592
Los Angeles County, Public Works Financing Authority, Ser E-2, RB
4.000%, 12/01/28	500	613
Los Angeles County, Redevelopment Refunding Authority Redev Agency Successor Agy, RB, AGM
Callable 12/01/24 @ 100
5.250%, 12/01/26	365	422
Los Angeles Department of Airports, RB
4.000%, 05/15/24	175	194
Los Angeles, Department of Airports, Ser B, RB
5.000%, 05/15/25	1,030	1,212
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	777
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	480
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	540	592
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/24	110	126
Los Angeles, Department of Water, Ser C, RB
Callable 07/01/30 @ 100
5.000%, 07/01/32	1,000	1,344
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	624
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/25	230	272

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2021(Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Metropolitan Water District of Southern California, Sub-Ser A, RB
5.000%, 07/01/27	$500	$630
Orange County, Airport Revenue, Ser A, RB
5.000%, 07/01/23	360	395
Orange County, Airport Revenue, Ser B, RB
5.000%, 07/01/22	500	524
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	369
Redding, Electric System Revenue, RB
5.000%, 06/01/24	615	698
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	700
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	500	577
Riverside County, Public Financing Authority, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	145	172
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	548
Riverside, Electric System Revenue, Ser A, RB
5.000%, 10/01/23	1,000	1,106
Sacramento County Water Financing Authority, RB
5.000%, 06/01/24	100	114
San Diego County Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/28	250	322
San Diego County Regional Transportation Commission, Sub-Ser B, RB
5.000%, 04/01/29	250	329
San Diego County, Ser A, RB
Callable 10/15/24 @ 100
5.000%, 10/15/28	125	144
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	433

Description	Face Amount (000)	Value (000)
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	$500	$541
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser E, RB, AMT
Callable 05/01/29 @ 100
5.000%, 05/01/34	330	418
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,187
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	574
San Francisco City & County, San Francisco International Airport, RB, AMT
5.000%, 05/01/27	2,200	2,717
San Joaquin Hills, Transportation Corridor Agency, RB, ETM
1.276%, 01/01/26(C)	400	388
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	560
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,177
Sanger Unified School District, Ser A, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	125	156
Sanger Unified School District, Ser C, GO, BAM
Callable 08/01/31 @ 100
4.000%, 08/01/33	185	231
Santa Clara County, Financing Authority, Ser A, RB
5.000%, 05/01/29	1,000	1,316
Santa Clara County, Financing Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/34	1,000	1,182
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	244

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2021(Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Santa Cruz County, Redevelopment Successor Agency, Ser A, RB, BAM
Callable 09/01/25 @ 101
5.000%, 09/01/26	$120	$142
Silicon Valley, Ser A, RB
Callable 09/01/23 @ 100
3.000%, 03/01/24	1,000	1,058
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	244
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	244
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	659
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	600
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	605	659
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	120
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	1,000	1,252
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	260	271
University of California, Ser S, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	260	271
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,266
Total California		70,695
Georgia [0.5%]
Georgia State, Road & Tollway Authority, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	300	398

Description	Face Amount (000)	Value (000)
Illinois [2.4%]
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/27	$250	$310
Chicago Transit Authority Capital Grant Receipts Revenue, RB
5.000%, 06/01/29	100	129
State of Illinois, Ser C, GO
4.000%, 03/01/24	1,250	1,364
Total Illinois		1,803
Indiana [2.0%]
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/28	500	643
Indiana Finance Authority, Ser S, RB
5.000%, 10/01/29	700	920
Total Indiana		1,563
Total Municipal Bonds
(Cost $71,799)		74,459
U.S. Treasury Obligation [1.8%]
U.S. Treasury Note
2.125%, 07/31/24	1,300	1,366
Total U.S. Treasury Obligation
(Cost $1,368)		1,366
Short-Term Investment [2.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	1,742,209	1,742
Total Short-Term Investment
(Cost $1,742)		1,742
Total Investments [101.3%]
(Cost $74,909)		$77,567

Percentages are based on Net Assets of $76,608 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

RB — Revenue Bond

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$74,459	$—	$74,459
U.S. Treasury Obligation	—	1,366	—	1,366
Short-Term Investment	1,742	—	—	1,742
Total Investments in Securities	$1,742	$75,825	$—	$77,567

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.4%]
Alabama [2.3%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,487
Black Belt Energy Gas District, Ser A-1, RB
Callable 09/01/25 @ 100
4.000%, 12/01/49(A)	5,000	5,707
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,463
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.841%, 7.500%, 10/01/23, 10/01/46(B)	2,500	2,573
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	500	760
Southeast Energy Authority A Cooperative District, Ser A, RB
Callable 07/01/28 @ 101
4.000%, 11/01/51(A)	3,000	3,584
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	6,169
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(C)	8,500	9,961
Total Alabama		44,704
Alaska [0.6%]
Northern Arkansas, Tobacco Securitization, Ser A, RB
Callable 07/09/21 @ 100
5.000%, 06/01/46	9,500	9,514
Northern Arkansas, Tobacco Securitization, Ser B-2-CLASS, RB
Callable 06/01/31 @ 31
0.000%, 06/01/66(D)	8,000	1,805
Total Alaska		11,319
Arizona [0.8%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	383
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(C)	650	708

Description	Face Amount (000)	Value (000)
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(C)	$625	$691
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(C)	925	1,004
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	1,013
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,869
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	611
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(C)	1,150	1,233
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(C)	3,300	3,572
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,677
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(C)	1,200	1,315

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(C)	$2,015	$2,221
Total Arizona		16,297
Arkansas [0.5%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(C)	8,500	9,512
California [6.0%]
California County, Tobacco Securitization Agency, Ser A, RB
Callable 06/01/30 @ 100
4.000%, 06/01/49	1,000	1,184
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 07/21/21 @ 20
7.554%, 06/01/46(D)	10,000	2,034
California State, Community Development Administration, RB
Callable 08/01/31 @ 100
4.000%, 08/01/56(C)	750	831
California State, Community Housing Agency, Ser A, RB
Callable 08/01/30 @ 100
5.000%, 08/01/50(C)	4,500	5,254
California State, Community Housing Agency, Ser A, RB
Callable 02/01/31 @ 100
4.000%, 02/01/56(C)	5,100	5,629
California State, Community Housing Agency, Ser NITY, RB
Callable 02/01/30 @ 100
5.000%, 02/01/50(C)	6,875	7,976
California State, Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(C)	1,500	1,732
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,670
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,833
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(C)	4,000	4,630

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, RB
Callable 06/01/27 @ 100
5.000%, 06/01/43	$3,620	$4,362
California State, Municipal Finance Authority, RB, BAM
Callable 05/15/31 @ 100
4.000%, 05/15/46	1,000	1,195
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	302
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(C)	625	719
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	1,005	1,152
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(C)	875	995
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(C) (E)	5,000	3,250
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(C)	1,275	1,192
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,692
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,034
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(C)	500	585
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(C)	70	90

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	$1,120	$1,251
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,113
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	639
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(C)	500	593
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	5,380	6,101
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(C)	2,000	2,360
California State, Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56(C)	1,500	1,694
Central Basin, Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,212
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,697
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,333
Foothill-Eastern Transportation Corridor Agency, Ser A, RB
Callable 01/15/31 @ 100
4.000%, 01/15/46	1,500	1,777
Golden State, Tobacco Securitization, RB
Callable 06/01/31 @ 100
3.115%, 06/01/38	10,000	10,373
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	2,000	2,068

Description	Face Amount (000)	Value (000)
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
3.500%, 06/01/36	$6,615	$6,736
Inland Empire, Tobacco Securitization Authority, RB
Callable 07/21/21 @ 38
9.573%, 06/01/36(D)	12,500	4,732
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,193
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/39	750	875
Oroville City, RB
Callable 04/01/29 @ 100
5.250%, 04/01/49	3,000	3,413
San Buenaventura, Community Memorial Health System Project, RB
Pre-Refunded @ 100
7.500%, 12/01/21(F)	1,000	1,030
San Buenaventura, Community Memorial Health System Project, RB
Pre-Refunded @ 100
7.000%, 12/01/21(F)	1,000	1,027
San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,043
Tobacco Securitization Authority of Northern California, RB
Callable 12/01/30 @ 33
3.729%, 06/01/60(D)	9,900	2,456
University of California, Ser BE, RB
Callable 05/15/30 @ 100
4.000%, 05/15/40	2,500	3,020
Total California		117,077
Colorado [8.0%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,075
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,041	1,097
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	793

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	$3,055	$3,180
Baseline Metropolitan District No. 1, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/51	1,000	1,073
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,502
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,557
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	3,096
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	557
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,720	1,817
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	525	591
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	4,180	4,622
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(C)	1,100	1,224
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(C)	1,265	1,397
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,639
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	804

Description	Face Amount (000)	Value (000)
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	$1,775	$1,907
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,058
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,117
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	2,137
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,055
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(C)	1,930	2,105
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(C)	915	1,002
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(C)	2,655	2,780
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(C)	1,515	1,600
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	551
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/29 @ 100
4.000%, 08/01/49	8,620	9,794

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	$2,000	$2,155
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,386
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,509
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(C)	1,835	2,094
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(C)	2,305	2,627
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/38	1,250	1,458
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/39	1,000	1,164
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/29 @ 100
4.000%, 12/01/40	750	871
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,491
Denver, International Business Center, RB
4.000%, 12/01/48	350	363
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	546
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	916
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	6,142

Description	Face Amount (000)	Value (000)
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	$595	$660
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	1,191
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	540
Flatiron Meadows, Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,075
Great Western Park, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,894
Green Gables, Metropolitan District No. 1, Ser A, GO
Pre-Refunded @ 100
5.300%, 12/01/21(F)	2,500	2,624
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	1,195	1,330
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	802
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	614
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(C)	1,900	2,099
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(C)	645	714
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.791%, 5.000%, 05/01/26, 12/01/51(B)	7,335	5,806
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,595
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,557

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	$750	$820
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	2,117
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,892
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,277
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(C)	1,150	1,269
Regional Transportation District, RB
4.000%, 07/15/39	525	687
Reunion Metropolitan District, Ser A, RB
Callable 06/01/26 @ 103
3.625%, 12/01/44	2,000	1,991
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	594
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,074
Sierra Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,559
Solaris, Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	730
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,638
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,812
Southglenn, Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,811
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	576
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,404

Description	Face Amount (000)	Value (000)
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	$2,000	$2,163
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,905
Verve Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	5,500
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,870	1,986
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,340
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	609
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	111
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	400
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,170
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	266
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,410
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,556	1,648
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,636
Wild Plum Metropolitan District, Ser A, GO
Callable 12/01/24 @ 103
5.000%, 12/01/49	595	650

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	$600	$653
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	1,082
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,702
Total Colorado		155,835
Connecticut [0.6%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(C)	500	560
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(C)	750	835
Connecticut State, Health & Educational Facilities Authority, Ser R, RB
Callable 07/01/27 @ 100
4.000%, 07/01/47	4,000	4,496
Tender Option Bond Trust Receipts, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
13.761%, 12/01/45(A) (C) (G)	3,335	5,261
Total Connecticut		11,152
Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	2,017
District of Columbia [0.8%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	823
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	2,233
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,902

Description	Face Amount (000)	Value (000)
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/36	$2,060	$2,421
Metropolitan Washington, Airports Authority Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/44	4,965	5,722
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,683
Total District of Columbia		15,784
Florida [8.2%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	5,218
Alachua County, Health Facilities Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/37	8,095	10,373
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	635
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	630
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	471
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(C)	1,500	1,700
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(C)	1,500	1,708
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(C)	3,610	3,980
Capital Trust Agency, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(C)	3,000	3,442
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44(E)	3,390	68
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49(E)	1,000	20

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/36	$6,310	$7,035
Florida State, Department of Transportation Turnpike System Revenue, Ser B, RB
Callable 07/01/29 @ 100
3.000%, 07/01/37	6,050	6,728
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(C)	750	860
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/31	275	327
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	200	236
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(C)	1,045	1,180
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(C)	1,950	2,175
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	1,750	2,020
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(C)	19,875	21,854
Florida State, Development Finance, RB, AMT
Callable 08/05/21 @ 104
6.500%, 01/01/49(A) (C)	7,995	8,223
Florida State, Development Finance, RB, AMT
Callable 05/01/22 @ 105
5.000%, 05/01/29(C)	3,500	3,777
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	3,175	3,352
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(C)	4,930	5,583
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(C)	1,000	1,031

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	$3,000	$3,275
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,318
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50(C)	1,000	1,137
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55(C)	1,500	1,696
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	2,047
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,681
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,925
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(C)	1,605	1,777
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	5,000	5,892
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(F)	5,200	5,291
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,918
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,723

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(F)	$5,000	$5,812
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/44	250	314
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	500	623
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	919
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,300	2,504
Palm Beach County, Health Facilities Authority, Ser B, RB
Callable 11/15/27 @ 103
5.000%, 11/15/42	500	608
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,135
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	534
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/46	500	552
State Johns County, Industrial Development Authority, RB
Callable 12/15/27 @ 103
4.000%, 12/15/50	905	995
Village Community Development District No. 10, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	835	906
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(C)	2,380	2,665

Description	Face Amount (000)	Value (000)
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(C)	$1,425	$1,612
Village Community Development District No. 12, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	2,855	3,047
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,350	2,809
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/40	2,435	2,906
Total Florida		159,247
Georgia [2.0%]
Atlanta, Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/38	2,560	2,997
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,787
Atlanta, Department of Aviation, Ser B, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/49	3,885	4,471
Burke County, Development Authority, RB
2.925%, 11/01/53(A)	5,000	5,322
Burke County, Development Authority, RB
Callable 05/03/31 @ 100
2.750%, 01/01/52	7,000	7,104
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	4,004
George L Smith II Congress Center Authority, RB
Callable 01/01/31 @ 100
4.000%, 01/01/54	1,000	1,166
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	729
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/49	6,000	9,137

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(C)	$1,000	$1,142
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(F)	810	946
Total Georgia		39,805
Illinois [9.1%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	800	848
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,029
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,893
Chicago Board of Education, GO
6.138%, 12/01/39	5,000	6,106
Chicago Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/40	2,300	2,944
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,254
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,565
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(C)	5,000	6,674
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	2,464
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,450
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,131
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,322

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$9,000	$11,293
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	6,458
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	2,127
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,092
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,850
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,365
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/39	1,000	1,199
County of Cook Illinois, Sales Tax Revenue, Ser A, RB
Callable 11/15/30 @ 100
4.000%, 11/15/40	1,000	1,196
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,918
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	370
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	1,000	1,174
Illinois Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	601
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	466
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	406
Illinois Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	264
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,640
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,510
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,209

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	$250	$312
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	311
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	6,639
Illinois State, Finance Authority, RB
Callable 05/15/26 @ 100
5.000%, 05/15/50(A)	1,200	1,439
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	403
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	570
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/50	3,130	3,574
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/55	3,500	3,981
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/58(C)	5,000	6,097
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	2,259
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,692
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	7,264
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	6,500	7,266
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,527
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,496

Description	Face Amount (000)	Value (000)
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(C)	$5,200	$4,924
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	9,127
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	2,075
Milton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	909
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/39	425	500
Northern Illinois University, RB, BAM
Callable 04/01/31 @ 100
4.000%, 10/01/43	1,250	1,463
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,331
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,589
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,182
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/05/21 @ 100
5.350%, 03/01/31	75	46
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
5.000%, 03/01/46	1,750	2,199
State of Illinois, Ser A, GO
Callable 03/01/31 @ 100
4.000%, 03/01/41	1,000	1,172
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,801
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,398
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,737

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village of Gilberts, RB
Callable 07/21/21 @ 100
5.000%, 11/15/34	$2,883	$3,225
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,050	5,399
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	975	1,083
Total Illinois		176,808
Indiana [1.4%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40	2,745	2,897
Anderson Indiana, RB
5.000%, 01/01/25	250	253
Anderson Indiana, RB
4.180%, 01/01/23	850	857
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	2,252
Indiana State, Finance Authority, Republic Services Project, RB, AMT
0.170%, 05/01/34(A)	5,500	5,500
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41	5,750	6,091
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,941
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,521
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,403
Total Indiana		27,715
Iowa [0.8%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,122
Iowa State, Finance Authority, RB
Callable 07/26/21 @ 103
3.125%, 12/01/22	375	383

Description	Face Amount (000)	Value (000)
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	$2,000	$2,322
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
3.971%, 06/01/65(D)	61,315	11,294
Total Iowa		16,121
Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	532
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,190	4,369
University of Kansas, Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,591
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,564
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	526
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	4,155
Total Kansas		16,737
Kentucky [1.3%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	1,008
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,607
Kentucky State, Economic Development Finance Authority, RB
1.650%, 04/01/31(A)	3,000	3,000
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,242

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	$2,500	$2,777
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,227
Kentucky State, Public Transportation Infrastructure Authority, Ser C, RB
Callable 11/01/27 @ 100
4.000%, 02/01/50(A)	5,000	5,958
Total Kentucky		24,819
Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(C)	5,565	5,508
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,059
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(E)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(C) (E)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(E)	3,474	—
Parish of State John the Baptist Louisiana, RB
2.375%, 06/01/37(A)	4,000	4,216
Parish of State John the Baptist Louisiana, RB
2.100%, 06/01/37(A)	3,770	3,901
Total Louisiana		18,684
Maine [0.0%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (C)	1,000	1,123

Description	Face Amount (000)	Value (000)
Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	$1,000	$1,113
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(C)	1,370	1,438
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(C)	650	681
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(C)	350	355
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(C)	200	203
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,872
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	950	1,122
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,506
Frederick County, RB
3.250%, 07/01/29	890	950
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,471
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	749
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(C)	1,250	1,324
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(C)	1,000	1,064
Maryland Health & Higher Educational Facilities Authority, RB
Callable 06/01/31 @ 100
4.000%, 06/01/55	2,000	2,264
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	1,025
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	1,009

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(C)	$2,000	$2,245
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(C)	1,000	1,124
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,195
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	833
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,339
Total Maryland		27,882
Massachusetts [0.7%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,742
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	4,120	4,590
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,354
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	607
Massachusetts State, Development Finance Agency, Ser S, RB
Callable 07/15/30 @ 100
5.000%, 07/15/46(C)	750	889
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,412
Total Massachusetts		13,594
Michigan [1.3%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	736
Detroit Michigan, Ser A, GO
Callable 04/01/31 @ 100
5.000%, 04/01/50	1,000	1,225

Description	Face Amount (000)	Value (000)
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	$1,505	$—
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	4,234
Kentwood Economic Development, RB
Callable 11/15/28 @ 103
4.000%, 11/15/45	500	554
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,551
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 08/05/21 @ 100
6.500%, 12/01/40	3,745	3,750
Michigan State, Finance Authority, Ser A, RB
Callable 11/02/29 @ 100
5.000%, 11/15/48	6,800	8,484
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	1,770	2,292
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/05/21 @ 100
5.875%, 12/01/30	2,000	2,003
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(C)	1,000	—
Total Michigan		25,829
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	3,226
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,958
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	1,402
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(C)	500	528

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(C)	$1,600	$1,683
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,314
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,181
Woodbury Minnesota, RB
Callable 07/01/28 @ 103
4.000%, 07/01/56	1,150	1,255
Total Minnesota		14,547
Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,472
Cape Girardeau County Industrial Development Authority, RB
Callable 03/01/31 @ 100
3.000%, 03/01/46	945	984
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/21 @ 100
4.000%, 03/01/42	1,000	1,001
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/21 @ 100
3.625%, 03/01/33	500	500
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 08/05/21 @ 100
3.000%, 03/01/26	500	500
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	528
Health & Educational Facilities Authority of the State of Missouri, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	482

Description	Face Amount (000)	Value (000)
Kansas City, Industrial Development Authority, RB, AGM, AMT
Callable 03/01/30 @ 100
5.000%, 03/01/57	$250	$313
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/45	5,000	5,755
Kansas City, Industrial Development Authority, RB, AMT
Callable 03/01/30 @ 100
4.000%, 03/01/50	4,750	5,442
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(C)	2,000	2,116
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	2,000	2,291
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	2,186
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	546
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,702
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	2,102
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(C)	5,000	5,088
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(C)	3,000	3,073
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	2,000	2,051

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	$2,000	$2,265
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,291
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,339
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,553
Total Missouri		49,580
Nebraska [0.8%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,057
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,799
Central Plains Energy Project, Ser A, RB
5.000%, 09/01/42	5,500	8,207
Total Nebraska		15,063
Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,397
Las Vegas, Finance Authority, RB
Callable 07/26/21 @ 100
4.375%, 06/15/35(C)	3,500	3,502
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	951
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	750	790
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	212

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	$950	$1,049
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	750	815
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	862
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(C)	100	101
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(C)	1,595	1,791
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(C)	1,000	1,102
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(C)	1,000	1,042
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(C)	725	738
Total Nevada		16,352
New Hampshire [0.3%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	1,120
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	1,108
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(C)	1,250	1,332
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(C)	500	532
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A) (C)	1,000	1,068

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A) (C)	$1,000	$1,072
Total New Hampshire		6,232
New Jersey [2.8%]
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/49	3,900	3,835
County of Essex New Jersey, GO
Callable 09/01/28 @ 100
2.125%, 09/01/50	900	882
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	6,000	6,941
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,284
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,122
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,401
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,483
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,229
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	583
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	450	522
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/39	1,750	2,038

Description	Face Amount (000)	Value (000)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	$5,245	$6,109
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/45	5,325	6,213
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 12/15/30 @ 100
4.000%, 06/15/50	1,000	1,161
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	4,032
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/50	8,500	9,672
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,223
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	4,715
Total New Jersey		54,445
New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,561
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	3,040
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	557
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	552
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,919

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	$3,110	$3,239
Total New Mexico		12,868
New York [6.8%]
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/51	480	520
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	572
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(C)	875	1,080
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(C)	875	1,076
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	4,875	5,422
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.250%, 11/15/55	10,000	12,763
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	2,181
Metropolitan Washington, Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	2,460
Monroe County Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(C)	1,100	1,282
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49(E)	4,789	3,831
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 08/05/21 @ 100
2.000%, 01/01/49(E)	1,914	—
Nassau County, Tobacco Settlement, RB
Callable 07/21/21 @ 100
5.125%, 06/01/46	1,345	1,375

Description	Face Amount (000)	Value (000)
New York Counties, Tobacco Trust IV, Ser A, RB
Callable 07/21/21 @ 100
5.000%, 06/01/45	$5,800	$5,860
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/30 @ 100
3.000%, 03/15/49	10,000	10,711
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	750	793
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	1,026
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(C)	5,000	5,536
New York State, Thruway Authority, Sub-Ser B, RB
Callable 01/01/30 @ 100
4.000%, 01/01/50	5,000	5,800
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,687
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/39	1,500	1,808
New York State, Transportation Development, RB
Callable 12/01/30 @ 100
4.000%, 12/01/41	850	1,020
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	2,000	2,408
New York State, Transportation Development, RB, AMT
5.000%, 01/01/22	3,420	3,498
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	6,091
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
4.375%, 10/01/45	4,750	5,706

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
New York State, Transportation Development, RB, AMT
3.000%, 08/01/31	$1,200	$1,272
New York State, Urban Development, RB
Callable 09/15/28 @ 100
4.000%, 03/15/48	7,000	8,119
New York Transportation Development, RB, AMT
Callable 10/31/31 @ 100
4.000%, 04/30/53	3,000	3,497
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(C)	4,750	5,020
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,106
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,097
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,166
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,349
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	5,750	6,342
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	1,250	1,386
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,976
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	8,063
Total New York		131,899
North Carolina [0.5%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,566
North Carolina State, Medical Care Commission, RB
Callable 09/01/28 @ 103
4.000%, 09/01/46	525	608

Description	Face Amount (000)	Value (000)
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	$3,750	$4,085
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,119
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,846
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	612
Total North Carolina		9,836
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	2,120
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(C)	5,000	5,042
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,871
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,711
Total North Dakota		11,744
Ohio [4.4%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	7,000	8,181
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
3.000%, 06/01/48	6,630	7,043
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	10,500	12,265
County of Cuyahoga Ohio, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	5,765
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,465

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	$1,000	$1,043
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,037
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,000	4,147
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(C)	3,020	3,543
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(C)	3,280	3,797
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(C)	12,000	13,659
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(C)	2,500	2,543
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	7,338
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
7.000%, 12/01/42(C)	6,000	6,779
Southern Ohio Port Authority, Ser A, RB, AMT
Callable 12/01/27 @ 103
6.500%, 12/01/30(C)	3,000	3,403
Total Ohio		85,008
Oklahoma [0.5%]
Oklahoma County, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.500%, 08/15/52	500	618

Description	Face Amount (000)	Value (000)
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	$4,000	$3,623
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32(E)	1,278	15
Oklahoma State, Development Finance Authority, RB
5.450%, 08/15/28	5,000	5,591
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(E)	1,853	185
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(E)	3,843	19
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(E)	1,664	9
Total Oklahoma		10,060
Oregon [0.9%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	973
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	1,109
Medford Hospital Facilities Authority, Ser A, RB
Callable 08/15/30 @ 100
4.000%, 08/15/50	7,000	8,176
Oregon State, Business Development Commission, RB, AMT
5.000%, 03/01/49(A)	5,000	5,152
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/51	600	700

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/56	$750	$867
Total Oregon		16,977
Pennsylvania [2.7%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(C)	500	601
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(C)	2,000	2,385
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(C)	3,000	3,553
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(C)	1,000	1,192
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(C)	1,000	1,186
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(C)	525	629
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(C)	1,135	1,246
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(C)	8,470	9,342
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,651
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	1,530	1,649

Description	Face Amount (000)	Value (000)
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	$2,000	$2,652
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,726
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	2,975	3,775
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.625%, 12/15/21(F)	1,000	1,033
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Pre-Refunded @ 100
7.150%, 12/15/21(F)	2,280	2,352
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(C)	900	1,065
Philadelphia, Authority for Industrial Development, RB
Callable 06/15/28 @ 100
5.000%, 06/15/50(C)	1,450	1,692
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,133
Philadelphia, Ser B, GO
Callable 08/01/29 @ 100
5.000%, 02/01/39	4,385	5,535
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(C) (F)	3,000	3,509
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,358
Total Pennsylvania		52,264
Rhode Island [0.2%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,145

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 07/21/21 @ 16
10.863%, 06/01/52(D)	$21,270	$3,295
Total Rhode Island		4,440
South Carolina [0.7%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	2,826
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	4,220
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,950	6,545
Total South Carolina		13,591
Tennessee [1.4%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,125
Metropolitan Government, Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/55	4,750	5,095
Metropolitan Nashville Airport Authority, Sub-Ser B, RB, AMT
Callable 07/01/30 @ 100
5.000%, 07/01/54	5,675	7,025
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(C)	900	1,040
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(C)	650	721
Tennergy, Ser A, RB
Callable 06/01/28 @ 101
4.000%, 12/01/51(A)	10,000	11,998
Total Tennessee		27,004
Texas [6.7%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	1,998

Description	Face Amount (000)	Value (000)
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	$2,300	$2,503
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	438
Board of Regents of the University of Texas System, Ser B, RB
5.000%, 08/15/49	5,500	8,725
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(C)	500	576
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(C)	1,500	1,745
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	502
Central Texas Regional Mobility Authority, Ser B, RB
Callable 01/01/31 @ 100
4.000%, 01/01/51	1,000	1,170
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 01/01/30 @ 100
5.000%, 01/01/45	750	939
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,073
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(F)	1,000	1,072
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,956
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(F)	2,000	2,216
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	1,011

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Houston, Airport System Revenue, RB, AMT
5.000%, 07/01/27	$500	$597
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	3,000	3,146
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	3,335
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	4,500	5,373
Houston, Airport System Revenue, Sub-Ser A, RB, AMT
Callable 07/01/30 @ 100
4.000%, 07/01/47	1,250	1,454
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,706
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(C)	275	293
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,759
Mission, Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(C)	3,250	3,439
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	4,660	4,863
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,004
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,509
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(C)	1,500	1,505
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	7,000	7,023

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, RB
Callable 11/01/27 @ 103
4.000%, 11/01/55	$1,000	$—
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(C)	4,750	5,216
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(C)	1,700	1,932
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(C)	900	1,026
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.552%, 7.000%, 09/01/23, 09/01/31(B) (F)	5,000	6,961
Port Beaumont Navigation District, RB
Callable 01/01/22 @ 103
6.000%, 01/01/25(C)	1,525	1,578
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
4.000%, 01/01/50(C)	6,330	6,569
Port Beaumont Navigation District, RB, AMT
Callable 01/01/22 @ 103
3.625%, 01/01/35(C)	1,000	1,036
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(E)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45(E)	5,315	2,392
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 08/05/21 @ 100
4.500%, 11/15/21(E)	2,310	1,039
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 08/05/21 @ 100
5.750%, 11/15/37(E)	6,000	2,700

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	$1,000	$1,141
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,499
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	4,024
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	3,720	3,459
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52	9,000	7,394
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,204
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	1,500	1,848
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	2,635	2,977
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
4.916%, 08/01/36(D)	1,000	605
Total Texas		130,767
Utah [0.1%]
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(C)	1,750	1,992

Description	Face Amount (000)	Value (000)
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (C)	$1,000	$1,192
Virginia [1.1%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(C)	2,000	2,128
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(C)	1,000	1,064
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,394
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/41(A)	1,750	1,752
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(C)	4,005	4,200
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(C)	2,750	3,033
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(C)	3,700	4,070
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	865
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	2,500	2,523
Total Virginia		22,029
Washington [0.7%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(C)	400	481

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	$3,500	$3,978
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(C)	325	354
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(C)	2,400	2,593
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(C)	4,330	4,710
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(C)	2,000	2,260
Total Washington		14,376
West Virginia [0.9%]
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
4.125%, 07/01/45(A)	1,650	1,725
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,283
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,484
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	12,070	12,538
Total West Virginia		18,030
Wisconsin [4.0%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(C)	1,580	1,708
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	582
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(C)	3,460	3,854

Description	Face Amount (000)	Value (000)
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(C)	$1,250	$1,396
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,608
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	1,000	1,199
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,700
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,821
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,212
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(C)	6,125	6,847
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(C)	3,300	3,624
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,814
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,180
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(C)	3,000	3,254
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 08/05/21 @ 102
7.000%, 10/01/42	5,400	5,474

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	$3,000	$3,080
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(C)	1,500	1,737
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(C)	2,500	2,865
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(C)	1,175	1,419
Wisconsin State, Public Finance Authority, RB
Callable 11/15/27 @ 103
5.000%, 11/15/41	1,000	1,220
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(C)	1,675	1,993
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,884
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,036
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(C)	3,000	3,295
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(C)	4,280	4,641
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	505	525

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	$2,745	$2,803
Total Wisconsin		77,771
American Samoa [0.3%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,530
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(C)	1,500	1,844
Total American Samoa		5,374
Guam [0.3%]
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,935
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/35	1,000	1,271
Territory of Guam, Ser A, RB
Callable 05/01/31 @ 100
5.000%, 11/01/40	1,000	1,251
Total Guam		5,457
Puerto Rico [6.9%]
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.750%, 07/01/28(E)	1,555	1,372
Commonwealth of Puerto Rico, Ser A, GO
Callable 08/05/21 @ 100
5.500%, 07/01/23(E)	3,000	2,767
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.500%, 07/01/26(E) (H)	3,200	2,816
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.500%, 07/01/39(E)	3,100	2,728
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.125%, 07/01/37(E)	2,500	2,147
Commonwealth of Puerto Rico, Ser A, GO
Callable 07/01/22 @ 100
5.000%, 07/01/41(E)	5,290	4,437
Commonwealth of Puerto Rico, Ser C, GO
Callable 08/05/21 @ 100
6.500%, 07/01/40(E)	2,215	1,980

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Commonwealth of Puerto Rico, Ser E, GO
Callable 08/05/21 @ 100
5.625%, 07/01/33(E)	$2,570	$2,310
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	12,000	12,670
Puerto Rico, Commonwealth, Ser A, GO
Callable 08/05/21 @ 100
8.000%, 07/01/35(E)	2,150	1,779
Puerto Rico, Electric Power Authority, Ser 2013A-RSA-1, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(E)	2,605	2,589
Puerto Rico, Electric Power Authority, Ser AAA-RSA-1, RB
Callable 08/05/21 @ 100
5.250%, 07/01/30(E)	1,625	1,580
Puerto Rico, Electric Power Authority, Ser A-RSA-1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42(E)	2,000	1,940
Puerto Rico, Electric Power Authority, Ser CCC-RSA-1, RB
Callable 08/05/21 @ 100
5.250%, 07/01/28(E)	2,145	2,086
Puerto Rico, Electric Power Authority, Ser E-1-RSA-1, RB
10.000%, 01/01/21(E)	3,957	4,055
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 07/01/21(E)	1,500	1,549
Puerto Rico, Electric Power Authority, Ser E-2-RSA-1, RB
10.000%, 01/01/22(E)	500	515
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
Callable 08/05/21 @ 100
5.250%, 07/01/40(E)	7,000	6,808
Puerto Rico, Highway & Transportation Authority, Ser A, RB
Callable 08/05/21 @ 100
5.850%, 07/01/25	4,500	4,522
Puerto Rico, Public Buildings Authority, Ser N, RB
Callable 08/05/21 @ 100
5.000%, 07/01/37(E)	1,400	1,395
Puerto Rico, Public Buildings Authority, Ser P, RB
Callable 08/05/21 @ 100
6.500%, 07/01/30(E)	5,045	5,228

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 30
5.043%, 07/01/51(D)	$2,945	$701
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	11,572	13,338
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	5,276	5,994
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 41
4.730%, 07/01/46(D)	7,170	2,358
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	21,051
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-1, RB
4.049%, 07/01/24(D)	2,000	1,921
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	19,108	21,761
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	35
Total Puerto Rico		134,432
Virgin Islands [0.2%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 08/05/21 @ 100
5.000%, 10/01/25	3,155	3,163
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 08/05/21 @ 100
5.000%, 10/01/22	1,365	1,360
Total Virgin Islands		4,523
Total Municipal Bonds
(Cost $1,745,867)		1,879,914
Corporate Bonds [0.8%]
Electric Utilities [0.1%]
Talen Energy Supply
6.625%, 01/15/28(C)	3,000	2,745
Medical Products & Services [0.4%]
Tower Health
4.451%, 02/01/50	9,000	7,605

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Steel & Steel Works [0.2%]
United States Steel
6.875%, 03/01/29	$2,000	$2,140
6.250%, 03/15/26	2,500	2,584
Total Steel & Steel Works		4,724
Waste Disposal [0.1%]
Waste Pro USA
5.500%, 02/15/26(C)	1,500	1,548
Total Corporate Bonds
(Cost $15,841)		16,622
Short-Term Investment [2.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	46,060,974	46,061
Total Short-Term Investment
(Cost $46,061)		46,061
Total Investments [99.6%]
(Cost $1,807,769)		$1,942,597

Percentages are based on Net Assets of $1,950,763 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $396,007 (000), representing 20.3% of the net assets of the Fund.
(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(G)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on June 30, 2021.
(H)	Level 3 security in accordance with fair value hierarchy.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2021 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Municipal Bonds	$—	$1,877,098	$2,816	$1,879,914
Corporate Bonds	—	16,622	—	16,622
Short-Term Investment	46,061	—	—	46,061
Total Investments in Securities	$46,061	$1,893,720	$2,816	$1,942,597

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [52.5%]
Communication Services [6.5%]
America Movil
3.125%, 07/16/22	$4,000	$4,109
Verizon Communications
1.450%, 03/20/26	2,500	2,525
Total Communication Services		6,634
Consumer Discretionary [2.7%]
General Motors Financial
4.350%, 01/17/27	2,500	2,812
Energy [1.9%]
Energy Transfer
5.950%, 12/01/25	1,700	1,990
Financials [21.8%]
Allstate
0.776%, VAR ICE LIBOR USD 3 Month+0.630%, 03/29/23	1,400	1,411
Banco Santander
2.746%, 05/28/25	2,000	2,108
Barclays
4.375%, 01/12/26	2,000	2,240
Capital One Financial
4.200%, 10/29/25	1,800	2,011
Citigroup
3.500%, 05/15/23	2,400	2,530
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,833
Jefferies Group
5.125%, 01/20/23	1,200	1,282
4.850%, 01/15/27	1,100	1,281
JPMorgan Chase
3.125%, 01/23/25	2,200	2,362
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	400	3
Mitsubishi UFJ Financial Group
0.871%, VAR ICE LIBOR USD 3 Month+0.740%, 03/02/23	1,100	1,110
Morgan Stanley, MTN
3.750%, 02/25/23	3,000	3,161
Total Financials		22,332
Health Care [5.0%]
AbbVie
2.850%, 05/14/23	2,500	2,601
CVS Health
4.300%, 03/25/28	2,200	2,529
Total Health Care		5,130
Industrials [4.5%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,706

Description	Face Amount (000)	Value (000)
Penske Truck Leasing LP
4.250%, 01/17/23(B)	$300	$316
3.450%, 07/01/24(B)	1,500	1,609
Total Industrials		4,631
Information Technology [2.7%]
KLA-Tencor
4.650%, 11/01/24	2,500	2,791
Petroleum & Fuel Products [2.2%]
Shell International Finance BV
2.375%, 04/06/25	2,150	2,261
Real Estate [2.5%]
Prologis
2.125%, 04/15/27(a)	2,425	2,529
Utilities [2.7%]
Duke Energy
3.400%, 06/15/29	2,020	2,212
Korea Electric Power
6.750%, 08/01/27	75	96
Puget Energy
6.000%, 09/01/21	500	505
Total Utilities		2,813
Total Corporate Bonds
(Cost $51,787)		53,923
U.S. Treasury Obligations [33.1%]
U.S. Treasury Notes
2.625%, 01/31/26	5,350	5,789
1.625%, 11/15/22	4,440	4,530
1.625%, 08/15/29	1,950	1,996
0.875%, 11/15/30	6,350	6,043
0.250%, 11/15/23	1,500	1,498
0.125%, 12/15/23	8,750	8,704
0.125%, 01/15/24	5,450	5,417
Total U.S. Treasury Obligations
(Cost $34,207)		33,977
Municipal Bonds [6.2%]
New York [6.2%]
New York State, Urban Development, Ser B, RB
2.550%, 03/15/29	820	868
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	5,517
Total New York		6,385
Total Municipal Bonds
(Cost $5,750)		6,385
U.S. Government Mortgage-Backed Obligations [3.5%]
FHLMC, Pool 1B2677
2.275%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FHLMC, Pool 1B2683
2.309%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	$1	$1
FHLMC, Pool 1B2692
2.154%, VAR ICE LIBOR USD 12 Month+1.770%, 12/01/34	4	4
FHLMC, Pool A93505
4.500%, 08/01/40	9	10
FHLMC, Pool A93996
4.500%, 09/01/40	13	15
FHLMC, Pool C03490
4.500%, 08/01/40	62	69
FHLMC, Pool C09015
3.000%, 10/01/42	73	78
FHLMC, Pool G02940
5.500%, 05/01/37	2	2
FHLMC, Pool G04222
5.500%, 04/01/38	4	5
FHLMC, Pool G04913
5.000%, 03/01/38	16	19
FHLMC, Pool G08003
6.000%, 07/01/34	5	6
FHLMC, Pool J19197
3.000%, 05/01/27	34	35
FHLMC, Pool Q08998
3.500%, 06/01/42	48	52
FHLMC, Pool Q10378
3.000%, 08/01/42	67	70
FNMA, Pool 252570
6.500%, 07/01/29	1	2
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	4	4
FNMA, Pool 255814
5.500%, 08/01/35	6	7
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	6	7
FNMA, Pool 735060
6.000%, 11/01/34	4	5
FNMA, Pool 735228
5.500%, 02/01/35	3	3
FNMA, Pool 735230
5.500%, 02/01/35	8	9
FNMA, Pool 745275
5.000%, 02/01/36	27	31
FNMA, Pool 745418
5.500%, 04/01/36	30	35
FNMA, Pool 827223
1.715%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	9	9
FNMA, Pool 844809
5.000%, 11/01/35	11	13

Description	Face Amount (000)	Value (000)
FNMA, Pool AD0454
5.000%, 11/01/21	$—	$—
FNMA, Pool AD8522
4.000%, 08/01/40	10	11
FNMA, Pool AE0828
3.500%, 02/01/41	90	97
FNMA, Pool AH0621
3.500%, 01/01/41	22	23
FNMA, Pool AJ1407
4.000%, 09/01/41	14	16
FNMA, Pool AJ7689
4.000%, 12/01/41	54	59
FNMA, Pool AK0971
3.000%, 02/01/27	28	29
FNMA, Pool AL5866
2.545%, 08/01/22(C)	2,459	2,491
FNMA, Pool AO2970
3.000%, 05/01/42	62	66
FNMA, Pool AO4137
3.500%, 06/01/42	51	55
FNMA, Pool MA1277
2.500%, 12/01/27	32	34
GNMA, Pool G2 4696
4.500%, 05/20/40	28	32
GNMA, Pool G2 4747
5.000%, 07/20/40	11	13
GNMA, Pool G2 4923
4.500%, 01/20/41	20	22
GNMA, Pool G2 MA0155
4.000%, 06/20/42	45	50
GNMA, Pool G2 MA0392
3.500%, 09/20/42	58	62
Total U.S. Government Mortgage-Backed Obligations
(Cost $3,449)		3,553
Affiliated Registered Investment Company [2.9%]
City National Rochdale Fixed Income Opportunities Fund, Cl N	127,551	3,008
Total Affiliated Registered Investment Company
(Cost $2,500)		3,008
Mortgage-Backed Obligations [0.8%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	127
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
5.310%, 07/25/35	—	—
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A3
2.773%, 11/10/45	267	273
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	156

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A4
2.858%, 11/15/45	$207	$211
Total Mortgage-Backed Obligations
(Cost $757)		767
Closed-End Fund [0.1%]
Stone Ridge Reinsurance Risk Premium Interval Fund	2,272	91
Total Closed-End Fund
(Cost $95)		91
Asset-Backed Security [0.0%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(A)	5	3
Total Asset-Backed Security
(Cost $5)		3
Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(C)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(C)	12	12
Total Residential Mortgage-Backed Securities
(Cost $12)		12
Short-Term Investment [0.3%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	315,174	315
Total Short-Term Investment
(Cost $315)		315
Total Investments [99.4%]
(Cost $98,877)		$102,034

Percentages are based on Net Assets of $102,621 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $1,925 (000), representing 1.9% of the net assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

VAR — Variable

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$53,923	$—	$53,923
U.S. Treasury Obligations	—	33,977	—	33,977
Municipal Bonds	—	6,385	—	6,385
U.S. Government Mortgage-Backed Obligations	—	3,553	—	3,553
Affiliated Registered Investment Company	3,008	—	—	3,008
Mortgage-Backed Obligations	—	767	—	767
Closed-End Fund	91	—	—	91
Asset-Backed Security	—	3	—	3
Residential Mortgage-Backed Securities	—	12	—	12
Short-Term Investment	315	—	—	315
Total Investments in Securities	$3,414	$98,620	$—	$102,034

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

The following is a summary of the transactions with the affiliates for the period ended June 30, 2021.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2020	$2,879
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	129
Ending balance as of June 30, 2021	$3,008
Dividend Income	$137

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [57.4%]
Aerospace / Defense [0.4%]
Rolls-Royce
5.750%, 10/15/27(A)		900	$992
TransDigm
6.250%, 03/15/26(A)		3,325	3,508
TransDigm
6.375%, 06/15/26		800	829
TransDigm
5.500%, 11/15/27		3,775	3,935
TransDigm
4.875%, 05/01/29(A)		2,725	2,752
TransDigm UK Holdings
6.875%, 05/15/26		4,200	4,431
Total Aerospace / Defense			16,447
Agricultural [0.0%]
Mriya Recovery Certificates
0.000%, 12/31/49	EUR	3,224	5
Airlines [0.8%]
Aerovias de Mexico
7.000%, 02/05/25(B)		24,770	19,630
American Airlines
11.750%, 07/15/25(A)		1,245	1,563
American Airlines
5.500%, 04/20/26(A)		5,315	5,627
American Airlines
5.750%, 04/20/29(A)		1,600	1,727
Avianca Holdings
8.375%, 07/10/20(B)		39	6
EA Partners I
6.875%, 09/28/20(B)		5,617	112
Gol Finance
7.000%, 01/31/25		1,210	1,169
Hawaiian Brand Intellectual Property
5.750%, 01/20/26(A)		200	215

Description	Face Amount (000)(1)		Value (000)
Spirit Loyalty Cayman
8.000%, 09/20/25(A)		539	$609
Total Airlines			30,658
Airport Develop/Maint [0.4%]
Delhi International Airport
6.125%, 02/03/22		7,460	7,497
International Airport Finance
12.000%, 03/15/33		9,688	10,228
Total Airport Develop/Maint			17,725
Applications Software [0.0%]
Brunello Bidco
3.750%, VAR Euribor 3 Month+3.750%, 02/15/28	EUR	1,000	1,185
Auto Rent & Lease [0.1%]
Kapla Holding SAS
3.250%, VAR Euribor 3 Month+3.250%, 12/15/26	EUR	300	353
Kapla Holding SAS
3.375%, 12/15/26	EUR	414	489
Rent-A-Center
6.375%, 02/15/29(A)		2,875	3,087
Total Auto Rent & Lease			3,929
Automotive [1.3%]
Adient Global Holdings
4.875%, 08/15/26(A)		2,775	2,856
Adient US
9.000%, 04/15/25(A)		400	440
American Axle & Manufacturing
6.500%, 04/01/27		1,300	1,377
Clarios Global
6.750%, 05/15/25(A)		159	169

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dana
5.375%, 11/15/27		175	$187
Dana
5.625%, 06/15/28		475	514
Dana
4.250%, 09/01/30		250	257
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)		450	464
Ford Motor
9.000%, 04/22/25		1,325	1,633
Ford Motor Credit
3.813%, 10/12/21		950	957
Ford Motor Credit
3.339%, 03/28/22		1,300	1,319
Ford Motor Credit
4.250%, 09/20/22		1,000	1,033
Ford Motor Credit
4.140%, 02/15/23		475	492
Ford Motor Credit
3.096%, 05/04/23		850	871
Ford Motor Credit
5.584%, 03/18/24		3,450	3,778
Ford Motor Credit
4.063%, 11/01/24		2,200	2,340
Ford Motor Credit
5.125%, 06/16/25		4,750	5,231
Ford Motor Credit
3.375%, 11/13/25		2,400	2,487
Ford Motor Credit
4.271%, 01/09/27		925	991
Ford Motor Credit
4.125%, 08/17/27		1,700	1,803
Ford Motor Credit
5.113%, 05/03/29		1,500	1,679
Ford Motor Credit
4.000%, 11/13/30		2,475	2,593
Ford Motor Credit, MTN
4.389%, 01/08/26		2,100	2,268

Description	Face Amount (000)(1)		Value (000)
IAA
5.500%, 06/15/27(A)		200	$210
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)		1,325	1,355
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)		850	890
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)		775	845
JB Poindexter
7.125%, 04/15/26(A)		2,400	2,538
KAR Auction Services
5.125%, 06/01/25(A)		2,350	2,412
Panther BF Aggregator 2
6.250%, 05/15/26(A)		404	430
Panther BF Aggregator 2
8.500%, 05/15/27(A)		5,275	5,751
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		3,500	3,640
Total Automotive			53,810
Autoparts [0.0%]
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	377	431
Banks [2.6%]
Access Bank, MTN
10.500%, 10/19/21		1,565	1,588
Akbank T.A.S.
6.797%, VAR USD Swap Semi 30/360 5 Yr Curr+4.029%, 04/27/28		3,647	3,683
Akbank T.A.S., MTN
7.200%, VAR USD Swap Semi 30/360 5 Yr Curr+5.026%, 03/16/27		755	768

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Banco do Brasil
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 10/15/69		7,115	$7,273
Banco Mercantil del Norte
7.625%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.353%, 10/06/67		2,440	2,773
Banco Mercantil del Norte
6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.035%, 10/06/69		4,000	4,161
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/33		4,620	4,821
CorpGroup Banking
6.750%, 03/15/23		4,750	1,188
Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.416%, 10/05/27		13,325	13,800
Credit Bank of Moscow Via CBOM Finance
8.875%, VAR USD Swap Semi 30/360 5 Yr Curr+6.942%, 08/10/68		2,245	2,286
Fidelity Bank
10.500%, 10/16/22		12,550	13,455

Description	Face Amount (000)(1)		Value (000)
Freedom Mortgage
8.250%, 04/15/25(A)		387	$404
Freedom Mortgage
7.625%, 05/01/26(A)		2,225	2,316
Freedom Mortgage
6.625%, 01/15/27(A)		605	609
ING Bank, MTN
2.571%, 01/01/28	JPY	421,737	2,999
Itau Unibanco Holding, MTN
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.981%, 06/12/70		5,340	5,415
Sovcombank Via SovCom Capital DAC
8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.427%, 04/07/30		4,305	4,678
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/27		3,885	3,900
Turkiye Is Bankasi
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+5.117%, 06/29/28		2,917	2,961
United Bank for Africa
7.750%, 06/08/22		17,804	18,383
Vietnam Prosperity JSC Bank, MTN
6.250%, 07/17/22		4,829	4,952

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Yapi ve Kredi Bankasi
7.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.415%, 01/22/31		3,700	$3,831
Total Banks			106,247
Batteries/Battery Sys [0.0%]
Energizer Gamma Acquisition BV
3.500%, 06/30/29	EUR	300	354
Beauty Products [0.2%]
Coty
5.000%, 04/15/26(A)		1,400	1,420
Natura Cosmeticos
4.125%, 05/03/28(A)		1,600	1,642
Oriflame Investment Holding
5.125%, 05/04/26(A)		3,900	4,011
Total Beauty Products			7,073
Broadcasting & Cable [0.4%]
Altice Financing
7.500%, 05/15/26		3,670	3,826
Altice Financing
5.000%, 01/15/28(A)		4,000	3,921
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		1,005	1,037
Liberty Interactive
8.500%, 07/15/29		1,000	1,140
Liberty Interactive
8.250%, 02/01/30		2,415	2,760
Univision Communications
9.500%, 05/01/25(A)		905	997
Virgin Media Vendor Financing Notes III DAC
4.875%, 07/15/28	GBP	100	140

Description	Face Amount (000)(1)		Value (000)
VTR Comunicaciones
4.375%, 04/15/29(A)		741	$742
VTR Finance
6.375%, 07/15/28		1,223	1,301
Total Broadcasting & Cable			15,864
Building & Construction [1.0%]
APi Group DE
4.125%, 07/15/29(A)		570	567
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,970	2,074
Cemex
7.375%, 06/05/27		1,170	1,319
Cemex
5.450%, 11/19/29		2,700	2,977
Cemex
3.875%, 07/11/31		1,720	1,751
Century Communities
5.875%, 07/15/25		1,716	1,775
Forestar Group
3.850%, 05/15/26(A)		2,110	2,129
HTA Group
7.000%, 12/18/25		2,985	3,188
Installed Building Products
5.750%, 02/01/28(A)		1,130	1,189
InterCement Financial Operations BV
5.750%, 07/17/24		6,390	6,227
LGI Homes
4.000%, 07/15/29(A)		95	95
New Home
7.250%, 10/15/25(A)		2,640	2,798
Patrick Industries
4.750%, 05/01/29(A)		1,045	1,038
PCF GmbH
4.750%, 04/15/26	EUR	500	605

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Shea Homes
4.750%, 02/15/28(A)		1,750	$1,798
Summit Materials
6.500%, 03/15/27(A)		2,000	2,117
TRI Pointe Group
5.875%, 06/15/24		2,100	2,336
US Concrete
5.125%, 03/01/29(A)		3,500	3,824
Victoria
3.750%, 03/15/28	EUR	690	831
Victors Merger
6.375%, 05/15/29(A)		1,225	1,234
Winnebago Industries
6.250%, 07/15/28(A)		1,820	1,961
Yuksel Insaat
9.500%, 11/10/15(B)		12,655	127
Total Building & Construction			41,960
Building & Construction Supplies [0.0%]
Allegheny Ludlum
6.950%, 12/15/25		570	624
Building Materials [0.6%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	359
Core & Main
6.125%, 08/15/25(A)		3,575	3,646
Cornerstone Building Brands
6.125%, 01/15/29(A)		750	804
CP Atlas Buyer
7.000%, 12/01/28(A)		2,750	2,850
Foundation Building Materials
6.000%, 03/01/29(A)		3,540	3,496
GYP Holdings III
4.625%, 05/01/29(A)		1,170	1,174
Interface
5.500%, 12/01/28(A)		650	680

Description	Face Amount (000)(1)		Value (000)
Masonite International
5.750%, 09/15/26(A)		425	$440
SRS Distribution
6.125%, 07/01/29(A)		375	386
Standard Industries
5.000%, 02/15/27(A)		1,725	1,786
Standard Industries
4.750%, 01/15/28(A)		1,275	1,335
Standard Industries
4.375%, 07/15/30(A)		1,075	1,109
Standard Industries
3.375%, 01/15/31(A)		1,625	1,555
White Capital Buyer
6.875%, 10/15/28(A)		3,120	3,339
White Capital Parent
8.250%cash/0.000% PIK, 03/15/26(A)		925	957
Total Building Materials			23,916
Building-Heavy Construct [1.2%]
Andrade Gutierrez International
11.000%, 08/20/21		200	149
Andrade Gutierrez International
9.500%, 12/30/24(B)		54,740	45,161
Arcosa
4.375%, 04/15/29(A)		1,380	1,404
Dycom Industries
4.500%, 04/15/29(A)		1,990	2,007
Great Lakes Dredge & Dock
5.250%, 06/01/29(A)		95	98
Odebrecht Holdco Finance
0.000%, 09/10/58(C)		18,374	179
Total Building-Heavy Construct			48,998

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cable Satellite [1.7%]
Cablevision Systems
5.875%, 09/15/22	850	$892
CCO Holdings
4.000%, 03/01/23(A)	1,500	1,513
CCO Holdings
5.750%, 02/15/26(A)	807	834
CCO Holdings
5.500%, 05/01/26(A)	875	905
CCO Holdings
5.125%, 05/01/27(A)	2,375	2,491
CCO Holdings
5.000%, 02/01/28(A)	900	944
CCO Holdings
4.750%, 03/01/30(A)	2,125	2,245
CCO Holdings
4.500%, 08/15/30(A)	2,800	2,919
4.500%, 05/01/32(A)	575	596
4.500%, 06/01/33(A)	1,175	1,202
CCO Holdings
4.250%, 02/01/31(A)	2,525	2,572
CSC Holdings
5.250%, 06/01/24	875	949
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,628
CSC Holdings
7.500%, 04/01/28(A)	900	988
CSC Holdings
5.750%, 01/15/30(A)	3,125	3,246
CSC Holdings
4.125%, 12/01/30(A)	4,300	4,273
CSC Holdings
4.625%, 12/01/30(A)	4,225	4,145
CSC Holdings
3.375%, 02/15/31(A)	400	378
CSC Holdings
4.500%, 11/15/31(A)	600	604
DISH DBS
5.875%, 11/15/24	1,100	1,181

Description	Face Amount (000)(1)	Value (000)
DISH DBS
7.750%, 07/01/26	3,915	$4,434
DISH DBS
7.375%, 07/01/28	2,765	2,975
DISH DBS
5.125%, 06/01/29(A)	1,400	1,384
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,275	1,301
Intelsat Jackson Holdings
5.500%, 08/01/23(B)	725	415
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	516
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	306
Sirius XM Radio
3.875%, 08/01/22(A)	600	601
Sirius XM Radio
4.625%, 07/15/24(A)	725	744
Sirius XM Radio
5.375%, 07/15/26(A)	525	542
Sirius XM Radio
4.000%, 07/15/28(A)	625	645
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,670
Sirius XM Radio
4.125%, 07/01/30(A)	2,175	2,202
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	2,800	2,946
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	3,308
Virgin Media Finance
5.000%, 07/15/30(A)	650	653
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	413
5.500%, 05/15/29(A)	900	967

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Virgin Media Secured Finance
4.500%, 08/15/30(A)		825	$831
Vmed O2 UK Financing I
4.250%, 01/31/31(A)		1,725	1,694
Vmed O2 UK Financing I
4.750%, 07/15/31(A)		925	939
Ziggo Bond BV
6.000%, 01/15/27(A)		2,825	2,952
Ziggo Bond BV
5.125%, 02/28/30(A)		350	358
Ziggo BV
5.500%, 01/15/27(A)		1,325	1,376
Ziggo BV
4.875%, 01/15/30(A)		200	205
Total Cable Satellite			69,882
Chemicals [1.4%]
Axalta Coating Systems
4.750%, 06/15/27(A)		250	262
Axalta Coating Systems
3.375%, 02/15/29(A)		775	758
Braskem Idesa SAPI
7.450%, 11/15/29		6,450	6,858
Braskem Netherlands Finance BV
5.875%, 01/31/50		2,210	2,428
Braskem Netherlands Finance BV
8.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.220%, 01/23/81		5,070	5,913
Compass Minerals International
4.875%, 07/15/24(A)		1,200	1,239
Compass Minerals International
6.750%, 12/01/27(A)		1,200	1,290

Description	Face Amount (000)(1)		Value (000)
Element Solutions
3.875%, 09/01/28(A)		1,975	$2,015
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	2,341	2,673
HB Fuller
4.250%, 10/15/28		775	800
Herens Holdco Sarl
4.750%, 05/15/28(A)		1,625	1,617
Hexion
7.875%, 07/15/27(A)		2,550	2,751
Illuminate Buyer
9.000%, 07/01/28(A)		1,450	1,619
INEOS Quattro Finance 2
3.375%, 01/15/26(A)		200	203
Koppers
6.000%, 02/15/25(A)		4,075	4,205
Polar US Borrower
6.750%, 05/15/26(A)		1,675	1,677
PQ
5.750%, 12/15/25(A)		500	513
Sasol Financing USA
4.375%, 09/18/26		1,400	1,451
Sasol Financing USA
6.500%, 09/27/28		4,300	4,852
Sasol Financing USA
5.500%, 03/18/31		2,600	2,744
Starfruit Finco BV
8.000%, 10/01/26(A)		3,575	3,790
Trinseo Materials Operating SCA
5.125%, 04/01/29(A)		190	194
Unigel Luxembourg
8.750%, 10/01/26		4,430	4,809
WR Grace & -Conn
4.875%, 06/15/27(A)		950	1,007
Total Chemicals			55,668

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Coal Mining [0.8%]
DTEK Finance
5.000%cash/0.000% PIK, 12/31/27		35,575	$23,110
Eterna Capital Pte
8.000%, 12/11/22		4,862	2,212
Mongolian Mining
9.250%, 04/15/24		3,620	3,341
Mongolian Mining
0.000%, VAR N/A0.000%, 10/01/69		5,787	2,518
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	39
SunCoke Energy
4.875%, 06/30/29(A)		470	470
Total Coal Mining			31,690
Commercial Serv-Finance [0.1%]
Paysafe Finance
3.000%, 06/15/29	EUR	700	817
Sabre GLBL
9.250%, 04/15/25(A)		1,365	1,623
Total Commercial Serv-Finance			2,440
Commercial Services [0.3%]
Legends Hospitality Holding
5.000%, 02/01/26(A)		2,256	2,352
Live Nation Entertainment
4.875%, 11/01/24(A)		1,860	1,890
Live Nation Entertainment
5.625%, 03/15/26(A)		2,480	2,582
SD International Sukuk, MTN
6.300%, 05/09/22		11,984	5,331
Total Commercial Services			12,155

Description	Face Amount (000)(1)		Value (000)
Computer System Design & Services [0.1%]
Ahead DB Holdings
6.625%, 05/01/28(A)		1,015	$1,050
Austin BidCo
7.125%, 12/15/28(A)		1,595	1,634
Dell International
8.350%, 07/15/46		635	1,039
Total Computer System Design & Services			3,723
Computers-Memory Devices [0.0%]
Seagate HDD Cayman
5.750%, 12/01/34		920	1,058
Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,657
Terex
5.000%, 05/15/29(A)		1,155	1,204
United Rentals North America
5.875%, 09/15/26		575	595
United Rentals North America
5.500%, 05/15/27		850	901
United Rentals North America
4.875%, 01/15/28		600	637
United Rentals North America
5.250%, 01/15/30		325	356
United Rentals North America
4.000%, 07/15/30		700	721
United Rentals North America
3.875%, 02/15/31		700	712
Total Construction Machinery			7,783

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Consumer Cyclical Services [0.6%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,575	$1,670
Allied Universal Holdco
9.750%, 07/15/27(A)		5,375	5,919
Allied Universal Holdco
6.000%, 06/01/29(A)		475	482
Brink's
5.500%, 07/15/25(A)		250	265
Garda World Security
4.625%, 02/15/27(A)		1,700	1,708
Garda World Security
6.000%, 06/01/29(A)		1,525	1,514
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,549
GW B-CR Security
9.500%, 11/01/27(A)		4,018	4,450
Signal Parent
6.125%, 04/01/29(A)		5,497	5,277
Total Consumer Cyclical Services			22,834
Consumer Products [0.2%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,250	3,328
Edgewell Personal Care
5.500%, 06/01/28(A)		875	927
Edgewell Personal Care
4.125%, 04/01/29(A)		900	909
Energizer Holdings
4.750%, 06/15/28(A)		550	564
Energizer Holdings
4.375%, 03/31/29(A)		1,950	1,952
Prestige Brands
5.125%, 01/15/28(A)		475	504
Prestige Brands
3.750%, 04/01/31(A)		600	578
Total Consumer Products			8,762

Description	Face Amount (000)(1)		Value (000)
Containers & Packaging [0.2%]
Graham Packaging
7.125%, 08/15/28(A)		500	$539
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	296
Klabin Austria GmbH
3.200%, 01/12/31		1,665	1,639
Klabin Austria GmbH
7.000%, 04/03/49		4,545	5,795
Total Containers & Packaging			8,269
Diversified Manufacturing [0.3%]
Colfax
6.375%, 02/15/26(A)		150	158
Entegris
3.625%, 05/01/29(A)		900	911
Gates Global
6.250%, 01/15/26(A)		4,450	4,662
Stevens Holding
6.125%, 10/01/26(A)		425	456
Titan Acquisition
7.750%, 04/15/26(A)		300	311
WESCO Distribution
5.375%, 06/15/24		775	786
WESCO Distribution
7.125%, 06/15/25(A)		450	486
WESCO Distribution
7.250%, 06/15/28(A)		2,250	2,506
Total Diversified Manufacturing			10,276
Diversified Minerals [0.3%]
Volcan Cia Minera SAA
5.375%, 02/02/22		11,821	11,939

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Drugs [0.8%]
Diocle Spa
3.875%, VAR Euribor 3 Month+3.875%, 06/30/26	EUR	315	$374
Teva Pharmaceutical Finance
6.150%, 02/01/36		8,775	9,663
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 04/15/24		1,850	1,961
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25		1,775	1,957
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/26		2,085	1,983
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		14,470	15,885
Total Drugs			31,823
E-Commerce/Products [0.1%]
B2W Digital Lux Sarl
4.375%, 12/20/30		1,970	1,976
HSE Finance Sarl
5.625%, 10/15/26	EUR	300	366
Total E-Commerce/Products			2,342
E-Commerce/Services [0.1%]
GrubHub Holdings
5.500%, 07/01/27(A)		1,301	1,368
TripAdvisor
7.000%, 07/15/25(A)		1,465	1,576
Uber Technologies
6.250%, 01/15/28(A)		1,750	1,883
Total E-Commerce/Services			4,827

Description	Face Amount (000)(1)		Value (000)
Educational Services [0.1%]
Adtalem Global Education
5.500%, 03/01/28(A)		2,960	$3,015
Electric Utilities [1.1%]
AES Gener
7.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.644%, 03/26/79		5,555	5,954
AES Panama Generation Holdings SRL
4.375%, 05/31/30		2,240	2,347
Empresa Electrica Guacolda
4.560%, 04/30/25		3,200	2,288
Eskom Holdings SOC
7.125%, 02/11/25		335	355
GCL New Energy Holdings
10.000%, 01/30/24		1,307	1,155
Instituto Costarricense de Electricidad
6.950%, 11/10/21		10,075	10,113
Leeward Renewable Energy Operations
4.250%, 07/01/29(A)		810	822
Pampa Energia
7.375%, 07/21/23		821	800
Perusahaan Listrik Negara
5.500%, 11/22/21		626	637
Perusahaan Listrik Negara, MTN
5.250%, 05/15/47		316	357
Perusahaan Listrik Negara, MTN
6.150%, 05/21/48		519	657

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Stoneway Capital
10.000%, 03/01/27(B)		66,142	$18,851
Total Electric Utilities			44,336
Electric-Distribution [0.2%]
Comision Federal de Electricidad
4.875%, 01/15/24		590	644
Comision Federal de Electricidad
5.750%, 02/14/42		715	798
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,787
Zorlu Yenilenebilir Enerji
9.000%, 06/01/26(A)		5,300	5,309
Total Electric-Distribution			9,538
Energy & Power [0.3%]
Greenko Solar Mauritius
5.950%, 07/29/26		1,435	1,549
India Green Energy Holdings
5.375%, 04/29/24		1,060	1,110
Inversiones Latin America Power Ltda
5.125%, 06/15/33		6,000	5,946
Investment Energy Resources
6.250%, 04/26/29(A)		1,240	1,344
Sheridan Production Partners
0.000%,		11	21
Total Energy & Power			9,970
Enterprise Software/Serv [0.0%]
Cedacri Mergeco SPA
4.625%, VAR Euribor 3 Month+4.625%, 05/15/28	EUR	900	1,081

Description	Face Amount (000)(1)		Value (000)
Entertainment & Gaming [0.2%]
Everi Holdings
5.000%, 07/15/29(A)		49	$49
Gamma Bidco
5.125%, 07/15/25	EUR	800	978
NagaCorp
7.950%, 07/06/24		8,000	8,212
Total Entertainment & Gaming			9,239
Export/Import Bank [0.1%]
Development Bank of Mongolia
7.250%, 10/23/23		204	221
Export-Import Bank of India
3.375%, 08/05/26		284	303
Export-Import Bank of India, MTN
4.000%, 01/14/23		415	434
Export-Import Bank of India, MTN
2.250%, 01/13/31(A)		572	532
Ukreximbank Via Biz Finance
9.625%, 04/27/22		1,000	1,030
Total Export/Import Bank			2,520
Finance Companies [0.6%]
LD Holdings Group
6.125%, 04/01/28(A)		5,605	5,584
Navient
6.500%, 06/15/22		600	626
Navient
5.875%, 10/25/24		1,575	1,699
Navient
6.750%, 06/25/25		925	1,023
6.750%, 06/15/26		200	223
Navient
5.000%, 03/15/27		750	776

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Navient
4.875%, 03/15/28		975	$980
Navient, MTN
6.125%, 03/25/24		425	459
Quicken Loans
5.250%, 01/15/28(A)		1,575	1,654
Quicken Loans
3.625%, 03/01/29(A)		1,325	1,308
Quicken Loans
3.875%, 03/01/31(A)		1,925	1,929
United Wholesale Mortgage
5.500%, 11/15/25(A)		4,570	4,733
5.500%, 04/15/29(A)		3,815	3,814
Total Finance Companies			24,808
Financial Services [1.2%]
Alliance Data Systems
7.000%, 01/15/26(A)		3,815	4,087
Credit Acceptance
5.125%, 12/31/24(A)		735	762
Encore Capital Group
4.250%, VAR Euribor 3 Month+4.250%, 01/15/28	EUR	800	974
4.250%, 06/01/28	GBP	300	415
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	900	1,111
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	1,296
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,476	1,627
LD Holdings Group
6.500%, 11/01/25(A)		980	1,006
MGIC Investment
5.250%, 08/15/28		2,805	2,973
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		995	1,041

Description	Face Amount (000)(1)		Value (000)
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		990	$994
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		6,530	6,767
NT Rig Holdco Pte
12.000%, 12/20/21		2,754	2,480
OEC Finance
4.375%cash, 10/25/29		61	7
OEC Finance
5.250%cash, 12/27/33		6,962	731
OEC Finance
7.125%cash, 12/26/46		6,059	636
OEC Finance
7.500%, 03/14/70		1,039	101
Oilflow SPV 1 DAC
12.000%, 01/13/22		3,515	3,568
OneMain Finance
6.875%, 03/15/25		1,500	1,693
PennyMac Financial Services
5.375%, 10/15/25(A)		1,129	1,188
PennyMac Financial Services
4.250%, 02/15/29(A)		1,675	1,614
Radian Group
6.625%, 03/15/25		3,725	4,204
Russian Standard
13.000%cash/0.000% PIK, 10/27/22(B)		—	—
Unifin Financiera SOFOM ENR
7.250%, 09/27/23		7,270	7,161
Total Financial Services			46,436

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Food & Beverage [0.5%]
Aramark Services
5.000%, 04/01/25(A)	625	$641
5.000%, 02/01/28(A)	2,850	2,978
Aramark Services
6.375%, 05/01/25(A)	125	133
Kraft Heinz Foods
4.250%, 03/01/31	1,175	1,336
Kraft Heinz Foods
5.200%, 07/15/45	200	248
Kraft Heinz Foods
4.375%, 06/01/46	4,400	4,983
Lamb Weston Holdings
4.625%, 11/01/24(A)	375	388
Lamb Weston Holdings
4.875%, 11/01/26(A)	1,025	1,060
4.875%, 05/15/28(A)	275	304
Post Holdings
5.750%, 03/01/27(A)	1,400	1,465
Post Holdings
5.625%, 01/15/28(A)	2,800	2,968
Post Holdings
5.500%, 12/15/29(A)	850	910
Post Holdings
4.625%, 04/15/30(A)	325	330
Post Holdings
4.500%, 09/15/31(A)	1,450	1,447
US Foods
4.750%, 02/15/29(A)	1,400	1,428
Total Food & Beverage		20,619
Food, Beverage & Tobacco [0.4%]
BRF
5.750%, 09/21/50	4,635	4,770
MARB BondCo
3.950%, 01/29/31	2,400	2,317
Simmons Foods
4.625%, 03/01/29(A)	1,495	1,508

Description	Face Amount (000)(1)	Value (000)
Turning Point Brands
5.625%, 02/15/26(A)	1,915	$1,972
Vector Group
10.500%, 11/01/26(A)	2,290	2,430
Vector Group
5.750%, 02/01/29(A)	1,925	1,966
Total Food, Beverage & Tobacco		14,963
Gaming [1.0%]
Affinity Gaming
6.875%, 12/15/27(A)	1,800	1,910
Bally's
6.750%, 06/01/27(A)	925	986
Boyd Gaming
8.625%, 06/01/25(A)	175	193
Boyd Gaming
4.750%, 12/01/27	1,100	1,139
4.750%, 06/15/31(A)	675	701
Caesars Resort Collection
5.250%, 10/15/25(A)	1,825	1,851
CCM Merger
6.375%, 05/01/26(A)	225	236
Colt Merger Sub
5.750%, 07/01/25(A)	475	501
Colt Merger Sub
6.250%, 07/01/25(A)	1,150	1,219
Colt Merger Sub
8.125%, 07/01/27(A)	5,074	5,643
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	425	460
MGM Growth Properties Operating Partnership
4.625%, 06/15/25(A)	400	428
MGM Growth Properties Operating Partnership
4.500%, 09/01/26	875	934

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
MGM Growth Properties Operating Partnership
3.875%, 02/15/29(A)	250	$254
MGM Resorts International
6.000%, 03/15/23	500	535
MGM Resorts International
6.750%, 05/01/25	1,075	1,152
MGM Resorts International
4.625%, 09/01/26	192	203
MGM Resorts International
5.500%, 04/15/27	762	836
MGM Resorts International
4.750%, 10/15/28	775	823
Midwest Gaming Borrower
4.875%, 05/01/29(A)	900	901
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	525	550
Mohegan Gaming & Entertainment
8.000%, 02/01/26(A)	3,625	3,788
Penn National Gaming
5.625%, 01/15/27(A)	250	260
Penn National Gaming
4.125%, 07/01/29(A)	1,335	1,328
Raptor Acquisition
4.875%, 11/01/26(A)	175	177
Scientific Games International
8.625%, 07/01/25(A)	475	520
Scientific Games International
8.250%, 03/15/26(A)	750	804
Scientific Games International
7.250%, 11/15/29(A)	1,175	1,326

Description	Face Amount (000)(1)	Value (000)
Stars Group Holdings BV
7.000%, 07/15/26(A)	4,750	$4,927
Station Casinos
5.000%, 10/01/25(A)	1,365	1,385
Station Casinos
4.500%, 02/15/28(A)	2,450	2,492
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	200	197
VICI Properties
3.500%, 02/15/25(A)	75	77
VICI Properties
4.250%, 12/01/26(A)	900	936
VICI Properties
4.625%, 12/01/29(A)	1,800	1,913
VICI Properties
4.125%, 08/15/30(A)	275	282
Total Gaming		41,867
Gas-Distribution [0.0%]
China Oil & Gas Group
4.625%, 04/20/22	100	101
Health Insurance [0.2%]
Centene
5.375%, 06/01/26(A)	1,825	1,905
5.375%, 08/15/26(A)	2,650	2,769
Centene
4.250%, 12/15/27	1,075	1,133
Centene
4.625%, 12/15/29	500	550
Centene
3.375%, 02/15/30	250	261
Centene
3.000%, 10/15/30	1,225	1,259
Total Health Insurance		7,877

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Healthcare [1.4%]
Acadia Healthcare
5.500%, 07/01/28(A)	875	$934
Acadia Healthcare
5.000%, 04/15/29(A)	250	261
AdaptHealth
4.625%, 08/01/29(A)	900	911
AHP Health Partners
5.750%, 07/15/29(A)	485	492
Avantor Funding
4.625%, 07/15/28(A)	2,550	2,692
Charles River Laboratories International
4.250%, 05/01/28(A)	100	103
Charles River Laboratories International
3.750%, 03/15/29(A)	475	482
Charles River Laboratories International
4.000%, 03/15/31(A)	475	494
CHS
6.625%, 02/15/25(A)	725	767
CHS
8.000%, 03/15/26(A)	1,675	1,805
8.000%, 12/15/27(A)	300	334
CHS
5.625%, 03/15/27(A)	750	799
CHS
6.000%, 01/15/29(A)	250	267
CHS
6.875%, 04/15/29(A)	2,500	2,616
CHS
6.125%, 04/01/30(A)	500	507
DaVita
4.625%, 06/01/30(A)	2,520	2,587
Global Medical Response
6.500%, 10/01/25(A)	3,575	3,678

Description	Face Amount (000)(1)	Value (000)
HCA
5.875%, 05/01/23	700	$761
5.875%, 02/15/26	1,575	1,822
5.875%, 02/01/29	175	211
HCA
5.375%, 02/01/25	1,750	1,974
5.375%, 09/01/26	375	431
HCA
3.500%, 09/01/30	4,200	4,475
IQVIA
5.000%, 10/15/26(A)	1,475	1,523
5.000%, 05/15/27(A)	325	340
LifePoint Health
6.750%, 04/15/25(A)	1,250	1,330
LifePoint Health
4.375%, 02/15/27(A)	400	403
LifePoint Health
5.375%, 01/15/29(A)	650	634
MEDNAX
6.250%, 01/15/27(A)	1,125	1,191
MPH Acquisition Holdings
5.750%, 11/01/28(A)	5,539	5,566
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	2,350	2,529
Team Health Holdings
6.375%, 02/01/25(A)	2,200	2,092
Teleflex
4.625%, 11/15/27	125	133
Teleflex
4.250%, 06/01/28(A)	100	105
Tenet Healthcare
6.750%, 06/15/23	950	1,037
Tenet Healthcare
4.625%, 07/15/24	625	634
Tenet Healthcare
4.875%, 01/01/26(A)	550	570

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Tenet Healthcare
6.250%, 02/01/27(A)		1,800	$1,879
Tenet Healthcare
5.125%, 11/01/27(A)		2,075	2,176
Tenet Healthcare
6.125%, 10/01/28(A)		3,525	3,761
Tenet Healthcare
4.250%, 06/01/29(A)		900	911
Vizient
6.250%, 05/15/27(A)		1,600	1,686
Total Healthcare			57,903
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		1,005	1,028
Hilton Grand Vacations Borrower Escrow
4.875%, 07/01/31(A)		202	202
Marriott Ownership Resorts
6.500%, 09/15/26		1,110	1,153
Marriott Ownership Resorts
4.750%, 01/15/28		3,935	4,032
Marriott Ownership Resorts
4.500%, 06/15/29(A)		705	715
Travel + Leisure
6.625%, 07/31/26(A)		600	680
Travel + Leisure
4.625%, 03/01/30(A)		955	984
Total Hotels and Motels			8,794
Human Resources [0.0%]
House of Finance
4.375%, 07/15/26	EUR	230	277
Independent Energy [1.6%]
Antero Resources
5.000%, 03/01/25		980	1,003

Description	Face Amount (000)(1)		Value (000)
Antero Resources
8.375%, 07/15/26(A)		1,290	$1,467
Antero Resources
7.625%, 02/01/29(A)		1,040	1,155
Antero Resources
5.375%, 03/01/30(A)		975	995
Apache
4.625%, 11/15/25		250	270
Apache
4.875%, 11/15/27		875	948
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		1,690	1,768
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		276	381
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		2,695	2,965
Ascent Resources Utica Holdings
5.875%, 06/30/29(A)		425	425
Berry Petroleum
7.000%, 02/15/26(A)		550	558
Callon Petroleum
6.125%, 10/01/24		1,155	1,138
Callon Petroleum
6.375%, 07/01/26		805	771
Carrizo Oil & Gas
6.250%, 04/15/23		200	200
Carrizo Oil & Gas
8.250%, 07/15/25		325	323
Centennial Resource Production
6.875%, 04/01/27(A)		1,300	1,329
Chesapeake Energy
7.000%, 10/01/24(B)		575	—
Chesapeake Energy
5.500%, 02/01/26(A)		2,420	2,553
Chesapeake Energy
5.875%, 02/01/29(A)		225	244

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Comstock Resources
6.750%, 03/01/29(A)	2,300	$2,450
Comstock Resources
5.875%, 01/15/30(A)	610	622
Continental Resources
4.375%, 01/15/28	650	717
Continental Resources
5.750%, 01/15/31(A)	1,750	2,096
CrownRock
5.625%, 10/15/25(A)	3,370	3,488
CrownRock
5.000%, 05/01/29(A)	1,253	1,316
Endeavor Energy Resources
6.625%, 07/15/25(A)	2,445	2,616
Endeavor Energy Resources
5.750%, 01/30/28(A)	900	958
EQT Corp
7.625%, 02/01/25	325	379
EQT Corp
3.900%, 10/01/27	375	402
EQT Corp
5.000%, 01/15/29	300	335
EQT Corp
8.500%, 02/01/30	850	1,107
Equities
3.125%, 05/15/26(A)	750	767
Equities
3.625%, 05/15/31(A)	500	521
Oasis Petroleum
6.375%, 06/01/26(A)	300	313
Occidental Petroleum
2.900%, 08/15/24	875	895
Occidental Petroleum
3.500%, 06/15/25	1,600	1,636
Occidental Petroleum
8.000%, 07/15/25	750	898

Description	Face Amount (000)(1)	Value (000)
Occidental Petroleum
5.875%, 09/01/25	2,550	$2,837
Occidental Petroleum
3.200%, 08/15/26	1,275	1,285
Occidental Petroleum
8.875%, 07/15/30	1,400	1,872
Occidental Petroleum
6.625%, 09/01/30	1,050	1,269
Occidental Petroleum
6.450%, 09/15/36	4,920	5,882
Occidental Petroleum
4.300%, 08/15/39	1,575	1,504
Occidental Petroleum
4.100%, 02/15/47	425	396
Occidental Petroleum
4.400%, 08/15/49	750	720
PDC Energy
6.125%, 09/15/24	775	793
PDC Energy
5.750%, 05/15/26	1,995	2,084
Range Resources
5.000%, 03/15/23	187	193
Range Resources
4.875%, 05/15/25	397	411
Range Resources
9.250%, 02/01/26	1,275	1,406
Range Resources
8.250%, 01/15/29(A)	150	169
SM Energy
5.625%, 06/01/25	500	495
SM Energy
6.750%, 09/15/26	1,075	1,094
SM Energy
6.625%, 01/15/27	400	411
SM Energy
6.500%, 07/15/28	1,160	1,192
Southwestern Energy
7.750%, 10/01/27	375	407

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Southwestern Energy
8.375%, 09/15/28		375	$424
Ultra Resources Inc
7.125%, 04/15/25(B)		400	—
Total Independent Energy			64,853
Industrial - Other [0.1%]
Booz Allen Hamilton
3.875%, 09/01/28(A)		300	306
Booz Allen Hamilton
4.000%, 07/01/29(A)		326	333
Cushman & Wakefield US Borrower
6.750%, 05/15/28(A)		725	782
Madison IAQ
4.125%, 06/30/28(A)		250	253
Madison IAQ
5.875%, 06/30/29(A)		2,125	2,162
Vertical Holdco GmbH
7.625%, 07/15/28(A)		1,400	1,517
Total Industrial - Other			5,353
Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)		2,865	3,070
Prime Security Services Borrower
5.750%, 04/15/26(A)		4,000	4,419
Total Industrial Services			7,489
Industrials [0.0%]
Afflelou SAS
4.250%, 05/19/26	EUR	300	363
Deuce Finco
5.500%, 06/15/27	GBP	500	691
Total Industrials			1,054

Description	Face Amount (000)(1)		Value (000)
Insurance - P&C [1.0%]
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		3,800	$3,994
AmWINS Group
7.750%, 07/01/26(A)		3,900	4,136
Ardonagh Midco 2
11.500%, 01/15/27(A)		1,836	2,010
AssuredPartners
7.000%, 08/15/25(A)		3,855	3,937
AssuredPartners
5.625%, 01/15/29(A)		350	350
BroadStreet Partners
5.875%, 04/15/29(A)		1,575	1,606
GTCR AP Finance
8.000%, 05/15/27(A)		2,840	3,025
HUB International
7.000%, 05/01/26(A)		9,075	9,412
NFP
6.875%, 08/15/28(A)		7,502	7,897
USI
6.875%, 05/01/25(A)		4,275	4,329
Total Insurance - P&C			40,696
Internet Connectiv Svcs [0.1%]
Northwest Fiber
6.000%, 02/15/28(A)		1,975	1,979
United Group
4.875%, 07/01/24	EUR	650	779
United Group BV
4.125%, VAR Euribor 3 Month+4.125%, 05/15/25	EUR	1,500	1,774
United Group BV
3.250%, VAR Euribor 3 Month+3.250%, 02/15/26	EUR	400	468

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
United Group BV
3.625%, 02/15/28	EUR	300	$345
Total Internet Connectiv Svcs			5,345
Internet Telephony [0.1%]
Cablevision Lightpath
5.625%, 09/15/28(A)		2,040	2,081
Investment Companies [1.8%]
Cliffton
6.250%, 10/25/25		1,000	984
Compass Group Diversified Holdings
5.250%, 04/15/29(A)		1,881	1,961
Hightower Holding
6.750%, 04/15/29(A)		205	209
Huarong Finance 2017
2.031%, VAR ICE LIBOR USD 3 Month+1.850%, 04/27/22		9,100	7,417
Huarong Finance 2017
3.750%, 04/27/22		12,000	10,020
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 07/24/69		15,480	10,449
Huarong Finance 2017, MTN
1.375%, VAR ICE LIBOR USD 3 Month+1.175%, 07/03/21		4,200	4,189
Huarong Finance 2017, MTN
4.950%, 11/07/47		7,400	4,884

Description	Face Amount (000)(1)		Value (000)
Huarong Finance 2017, MTN
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.983%, 05/07/70		3,000	$1,860
Huarong Finance 2019, MTN
3.375%, 05/29/22		5,000	4,150
Huarong Finance 2019, MTN
4.500%, 05/29/29		9,600	6,624
Huarong Finance 2019, MTN
3.875%, 11/13/29		3,000	2,040
Huarong Finance II, MTN
3.625%, 11/22/21		3,200	2,944
Huarong Finance II, MTN
2.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.709%, 03/14/68		20,280	16,427
Total Investment Companies			74,158
Leisure [0.2%]
Cedar Fair
5.250%, 07/15/29		1,680	1,730
Royal Caribbean Cruises
10.875%, 06/01/23(A)		1,625	1,850
SeaWorld Parks & Entertainment
8.750%, 05/01/25(A)		885	959
SeaWorld Parks & Entertainment
9.500%, 08/01/25(A)		925	992
Six Flags Entertainment
4.875%, 07/31/24(A)		250	251
Six Flags Entertainment
5.500%, 04/15/27(A)		1,750	1,805

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Six Flags Theme Parks
7.000%, 07/01/25(A)		200	$216
Viking Cruises
6.250%, 05/15/25(A)		1,035	1,030
Total Leisure			8,833
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		300	325
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	932
Hilton Domestic Operating
4.875%, 01/15/30		375	400
Hilton Domestic Operating
3.625%, 02/15/32(A)		1,300	1,284
RHP Hotel Properties
4.750%, 10/15/27		1,650	1,695
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		475	492
Total Lodging			5,128
Mach Tools and Rel Products [0.0%]
Norican
4.500%, 05/15/23	EUR	237	277
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		325	353
Media Entertainment [2.1%]
AMC Networks
5.000%, 04/01/24		1,172	1,187
AMC Networks
4.750%, 08/01/25		450	462
AMC Networks
4.250%, 02/15/29		1,875	1,891

Description	Face Amount (000)(1)		Value (000)
Audacy Capital
6.500%, 05/01/27(A)		4,275	$4,446
Audacy Capital
6.750%, 03/31/29(A)		1,200	1,245
Cumulus Media New Holdings
6.750%, 07/01/26(A)		1,648	1,724
Diamond Sports Group
5.375%, 08/15/26(A)		6,805	4,414
Diamond Sports Group
6.625%, 08/15/27(A)		1,850	907
Gray Television
5.875%, 07/15/26(A)		1,400	1,445
Gray Television
7.000%, 05/15/27(A)		1,300	1,406
Gray Television
4.750%, 10/15/30(A)		3,325	3,313
iHeartCommunications
6.375%, 05/01/26		444	472
iHeartCommunications
8.375%, 05/01/27		7,654	8,200
iHeartCommunications
5.250%, 08/15/27(A)		600	627
iHeartCommunications
4.750%, 01/15/28(A)		1,350	1,389
Lamar Media
3.750%, 02/15/28		450	458
Lamar Media
4.875%, 01/15/29		1,525	1,609
Match Group
5.000%, 12/15/27(A)		1,225	1,288
Match Group
4.625%, 06/01/28(A)		550	570
Match Group
4.125%, 08/01/30(A)		1,275	1,297
Nexstar Broadcasting
5.625%, 07/15/27(A)		4,325	4,584
Nexstar Broadcasting
4.750%, 11/01/28(A)		4,030	4,141

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Nielsen Finance
5.625%, 10/01/28(A)		825	$872
Nielsen Finance
4.500%, 07/15/29(A)		450	451
Nielsen Finance
5.875%, 10/01/30(A)		1,275	1,388
Nielsen Finance
4.750%, 07/15/31(A)		450	451
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)		550	566
Outfront Media Capital
4.250%, 01/15/29(A)		975	981
Outfront Media Capital
4.625%, 03/15/30(A)		875	888
Scripps Escrow
5.875%, 07/15/27(A)		1,900	1,962
Scripps Escrow II
3.875%, 01/15/29(A)		450	446
Scripps Escrow II
5.375%, 01/15/31(A)		2,045	2,039
Sinclair Television Group
5.875%, 03/15/26(A)		1,825	1,884
Sinclair Television Group
5.125%, 02/15/27(A)		5,000	5,019
Sinclair Television Group
5.500%, 03/01/30(A)		625	634
TEGNA
5.500%, 09/15/24(A)		42	43
TEGNA
4.750%, 03/15/26(A)		225	240
TEGNA
4.625%, 03/15/28		2,805	2,910
TEGNA
5.000%, 09/15/29		4,950	5,180
Terrier Media Buyer
8.875%, 12/15/27(A)		6,650	7,193
Townsquare Media
6.875%, 02/01/26(A)		525	562

Description	Face Amount (000)(1)		Value (000)
Univision Communications
4.500%, 05/01/29(A)		1,125	$1,133
Urban One
7.375%, 02/01/28(A)		1,525	1,647
WMG Acquisition
3.875%, 07/15/30(A)		375	379
Total Media Entertainment			83,943
Medical Labs and Testing Srv [0.1%]
US Acute Care Solutions
6.375%, 03/01/26(A)		2,115	2,185
Medical Products & Services [0.2%]
AHP Health Partners
9.750%, 07/15/26(A)		2,150	2,313
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,834
Rede D'or Finance Sarl
4.500%, 01/22/30		2,350	2,416
Tenet Healthcare
6.875%, 11/15/31		890	1,010
Total Medical Products & Services			7,573
Medical-Whsle Drug Dist [0.0%]
Owens & Minor
4.500%, 03/31/29(A)		1,575	1,618
Metal-Copper [0.5%]
First Quantum Minerals
7.250%, 04/01/23		7,880	8,043
First Quantum Minerals
6.875%, 03/01/26		6,835	7,168
6.875%, 10/15/27		3,000	3,273
Total Metal-Copper			18,484

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Metal-Iron [0.6%]
PJSC Koks via IMH Capital DAC
5.900%, 09/23/25	2,240	$2,407
Samarco Mineracao
4.125%, 11/01/22(B)	3,300	2,412
Samarco Mineracao
5.750%, 10/24/23(B)	9,027	7,003
Samarco Mineracao
5.375%, 09/26/24(B)	15,580	12,117
TMS International
6.250%, 04/15/29(A)	125	131
Total Metal-Iron		24,070
Metals & Mining [1.5%]
Cleveland-Cliffs
9.875%, 10/17/25(A)	1,712	2,007
Cleveland-Cliffs
4.625%, 03/01/29(A)	1,800	1,894
Cleveland-Cliffs
4.875%, 03/01/31(A)	2,100	2,205
Coeur Mining
5.125%, 02/15/29(A)	1,450	1,435
Freeport-McMoRan
5.000%, 09/01/27	475	502
Freeport-McMoRan
4.125%, 03/01/28	150	157
Freeport-McMoRan
4.375%, 08/01/28	775	819
Freeport-McMoRan
5.250%, 09/01/29	400	441
Freeport-McMoRan
4.625%, 08/01/30	2,100	2,299
Freeport-McMoRan
5.400%, 11/14/34	875	1,057
Indonesia Asahan Aluminium Persero
5.710%, 11/15/23	376	416

Description	Face Amount (000)(1)	Value (000)
Indonesia Asahan Aluminium Persero
5.450%, 05/15/30	251	$292
Indonesia Asahan Aluminium Persero
6.757%, 11/15/48	602	782
Indonesia Asahan Aluminium Persero
5.800%, 05/15/50	217	257
TiZir
9.500%, 07/19/22(A)	15	15
Vedanta Resources
6.375%, 07/30/22	36,710	36,184
Vedanta Resources
6.125%, 08/09/24	1,485	1,246
Vedanta Resources Finance II
8.000%, 04/23/23	1,260	1,194
Vedanta Resources Finance II
8.950%, 03/11/25	8,820	8,664
Total Metals & Mining		61,866
Midstream [1.6%]
AmeriGas Partners
5.500%, 05/20/25	375	412
AmeriGas Partners
5.875%, 08/20/26	1,175	1,315
AmeriGas Partners
5.750%, 05/20/27	925	1,031
Antero Midstream Partners
7.875%, 05/15/26(A)	1,445	1,615
Antero Midstream Partners
5.750%, 03/01/27(A)	4,025	4,186
5.750%, 01/15/28(A)	1,800	1,894
Antero Midstream Partners
5.375%, 06/15/29(A)	950	990
Buckeye Partners
4.500%, 03/01/28(A)	725	743

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cheniere Energy
4.625%, 10/15/28(A)	1,300	$1,371
Cheniere Energy Partners
5.625%, 10/01/26	100	104
Cheniere Energy Partners
4.500%, 10/01/29	1,300	1,398
Cheniere Energy Partners
4.000%, 03/01/31(A)	1,875	1,959
CNX Midstream Partners
6.500%, 03/15/26(A)	2,975	3,121
DT Midstream
4.375%, 06/15/31(A)	900	917
EQM Midstream Partners
4.500%, 01/15/29(A)	600	611
EQM Midstream Partners
4.750%, 01/15/31(A)	1,450	1,494
EQT Midstream Partners
4.750%, 07/15/23	245	256
EQT Midstream Partners
6.000%, 07/01/25(A)	675	734
EQT Midstream Partners
6.500%, 07/01/27(A)	3,370	3,758
6.500%, 07/15/48	1,675	1,792
EQT Midstream Partners
5.500%, 07/15/28	2,425	2,620
Hess Midstream Operations
5.625%, 02/15/26(A)	575	600
Hess Midstream Operations
5.125%, 06/15/28(A)	825	865
Holly Energy Partners
5.000%, 02/01/28(A)	1,550	1,585
NuStar Logistics
6.000%, 06/01/26	800	868
NuStar Logistics
5.625%, 04/28/27	2,400	2,570
Oasis Midstream Partners
8.000%, 04/01/29(A)	1,125	1,196

Description	Face Amount (000)(1)	Value (000)
Rattler Midstream
5.625%, 07/15/25(A)	1,350	$1,419
Solaris Midstream Holdings
7.625%, 04/01/26(A)	400	424
Suburban Propane Partners
5.875%, 03/01/27	1,775	1,864
Suburban Propane Partners
5.000%, 06/01/31(A)	975	998
Summit Midstream Holdings
5.500%, 08/15/22	1,200	1,185
Summit Midstream Holdings
5.750%, 04/15/25	1,725	1,583
Sunoco
5.500%, 02/15/26	500	515
Targa Resources Partners
5.875%, 04/15/26	825	866
Targa Resources Partners
5.375%, 02/01/27	1,075	1,119
Targa Resources Partners
6.500%, 07/15/27	2,050	2,222
Targa Resources Partners
5.000%, 01/15/28	1,875	1,978
Targa Resources Partners
5.500%, 03/01/30	1,475	1,622
Targa Resources Partners
4.875%, 02/01/31(A)	875	947
Targa Resources Partners
4.000%, 01/15/32(A)	375	386
TransMontaigne Partners
6.125%, 02/15/26	700	716
Western Midstream Operating
4.000%, 07/01/22	800	813
Western Midstream Operating
4.350%, 02/01/25	500	528

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Western Midstream Operating
4.650%, 07/01/26		150	$160
Western Midstream Operating
4.500%, 03/01/28		1,050	1,121
Western Midstream Operating
4.750%, 08/15/28		200	216
Western Midstream Operating
5.450%, 04/01/44		400	431
Western Midstream Operating
5.300%, 03/01/48		2,475	2,636
Western Midstream Operating
5.500%, 08/15/48		800	871
Western Midstream Operating
6.500%, 02/01/50		900	1,037
Total Midstream			65,662
Miscellaneous Manufacturing [0.3%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,287	1,328
Bombardier
7.500%, 03/15/25(A)		1,965	2,021
Hilong Holding
9.750%, 11/18/24		6,000	5,317
TMK OAO Via TMK Capital
4.300%, 02/12/27		2,465	2,489
Total Miscellaneous Manufacturing			11,155
Non-Ferrous Metals [0.1%]
Minsur
6.250%, 02/07/24		1,330	1,422
Nacional del Cobre de Chile
4.250%, 07/17/42		201	228

Description	Face Amount (000)(1)		Value (000)
Nacional del Cobre de Chile
5.625%, 10/18/43		582	$779
Nacional del Cobre de Chile
4.875%, 11/04/44		901	1,112
Nacional del Cobre de Chile
4.500%, 08/01/47		400	473
Nacional del Cobre de Chile
4.375%, 02/05/49		339	397
Nacional del Cobre de Chile
3.150%, 01/15/51(A)		346	335
Total Non-Ferrous Metals			4,746
Oil Field Services [0.4%]
Archrock Partners
6.875%, 04/01/27(A)		2,350	2,494
Archrock Partners
6.250%, 04/01/28(A)		2,400	2,505
Nabors Industries
7.250%, 01/15/26(A)		1,400	1,372
Nabors Industries
7.500%, 01/15/28(A)		600	576
Precision Drilling
7.125%, 01/15/26(A)		200	206
Precision Drilling
6.875%, 01/15/29(A)		1,390	1,432
Shelf Drilling Holdings
8.250%, 02/15/25(A)		850	675
USA Compression Partners
6.875%, 04/01/26		4,365	4,573
6.875%, 09/01/27		1,600	1,709
Total Oil Field Services			15,542
Oil-Field Services [0.1%]
ChampionX
6.375%, 05/01/26		1,509	1,583

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oceaneering International
4.650%, 11/15/24	1,165	$1,173
Oceaneering International
6.000%, 02/01/28	750	755
Transocean Proteus
6.250%, 12/01/24(A)	880	889
Total Oil-Field Services		4,400
Packaging [1.1%]
ARD Finance
6.500%cash/7.250% PIK, 06/30/27(A)	4,300	4,515
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	1,275	1,265
Ardagh Packaging Finance
6.000%, 02/15/25(A)	1,550	1,599
Ardagh Packaging Finance
5.250%, 08/15/27(A)	3,125	3,187
Ball
2.875%, 08/15/30	1,900	1,865
Berry Global
5.125%, 07/15/23	1,059	1,060
Berry Global Escrow
4.875%, 07/15/26(A)	900	953
Berry Global Escrow
5.625%, 07/15/27(A)	525	555
Crown Americas
4.750%, 02/01/26	1,450	1,505
Flex Acquisition
6.875%, 01/15/25(A)	4,475	4,542
Flex Acquisition
7.875%, 07/15/26(A)	3,975	4,134
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	1,325	1,338

Description	Face Amount (000)(1)	Value (000)
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)	3,300	$3,234
Owens-Brockway Glass Container
5.375%, 01/15/25(A)	975	1,041
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	1,875	2,079
Owens-Brockway Glass Container
6.625%, 05/13/27(A)	675	735
Reynolds Group Issuer
4.000%, 10/15/27(A)	1,875	1,862
Sealed Air
4.875%, 12/01/22(A)	1,125	1,170
Sealed Air
5.125%, 12/01/24(A)	425	463
Sealed Air
4.000%, 12/01/27(A)	1,150	1,220
Trident TPI Holdings
9.250%, 08/01/24(A)	1,600	1,672
Trident TPI Holdings
6.625%, 11/01/25(A)	1,525	1,563
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	700	736
Trivium Packaging Finance BV
8.500%, 08/15/27(A)	2,425	2,636
Total Packaging		44,929
Paper [0.1%]
Clearwater Paper
5.375%, 02/01/25(A)	1,850	1,970
Clearwater Paper
4.750%, 08/15/28(A)	1,000	996
Graphic Packaging International
4.750%, 07/15/27(A)	300	324

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Graphic Packaging International
3.500%, 03/15/28(A)		600	$605
3.500%, 03/01/29(A)		525	520
Total Paper			4,415
Paper & Related Products [0.2%]
Fabric BC
4.125%, VAR Euribor 3 Month+4.125%, 08/31/26	EUR	200	238
Holdings 3 Oy
3.625%, 02/04/28	EUR	300	358
Schweitzer-Mauduit International
6.875%, 10/01/26(A)		1,763	1,867
Suzano Austria GmbH
7.000%, 03/16/47		3,595	4,866
Total Paper & Related Products			7,329
Petrochemicals [0.1%]
Braskem America Finance
7.125%, 07/22/41		1,885	2,351
Petroleum & Fuel Products [7.5%]
ADES International Holding
8.625%, 04/24/24		6,215	6,394
California Resources
7.125%, 02/01/26(A)		2,890	3,041
Callon Petroleum
8.000%, 08/01/28(A)		850	860
Comstock Resources
7.500%, 05/15/25(A)		930	965
Constellation Oil
0.000%cash/10.000% PIK, 11/09/24		14,950	4,186
DNO
8.750%, 05/31/23(A)		5,300	5,486

Description	Face Amount (000)(1)		Value (000)
DNO
8.375%, 05/29/24(A)		7,210	$7,570
Ecopetrol
6.875%, 04/29/30		4,300	5,196
Empresa Nacional del Petroleo
3.750%, 08/05/26		430	451
Empresa Nacional del Petroleo
4.500%, 09/14/47		576	570
Ensign Drilling
9.250%, 04/15/24(A)		1,660	1,569
Frontera Energy
7.875%, 06/21/28(A)		3,800	3,814
Geopark
5.500%, 01/17/27		3,410	3,481
Hilcorp Energy I
5.750%, 10/01/25(A)		500	507
Hilcorp Energy I
6.250%, 11/01/28(A)		1,746	1,855
Hilcorp Energy I
6.000%, 02/01/31(A)		945	1,001
HKN Energy
11.000%, 03/06/24		4,800	4,974
HKN Energy III
12.000%, 05/26/25(A)		3,400	3,451
KazMunayGas National JSC
5.375%, 04/24/30		589	705
KazMunayGas National JSC
3.500%, 04/14/33		279	290
KazMunayGas National JSC
6.375%, 10/24/48		486	645
Latina Offshore
8.875%, 10/15/22(A)		24,833	15,459
Leviathan Bond
5.750%, 06/30/23(A)		1,025	1,075

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Leviathan Bond
6.125%, 06/30/25(A)	2,370	$2,613
Leviathan Bond
6.500%, 06/30/27(A)	2,461	2,744
Leviathan Bond
6.750%, 06/30/30(A)	4,630	5,244
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	2,245	2,315
Nabors Industries
9.000%, 02/01/25(A)	1,140	1,197
NAK Naftogaz Ukraine via Kondor Finance
7.375%, 07/19/22	6,954	7,147
New Fortress Energy
6.750%, 09/15/25(A)	3,190	3,274
New Fortress Energy
6.500%, 09/30/26(A)	1,055	1,078
NGD Holdings BV
6.750%, 12/31/26	6,515	6,217
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	25,009	6,702
NT Rig Holdco PTE
7.500%, 12/20/21	25,338	2,787
Occidental Petroleum
5.500%, 12/01/25	1,115	1,231
Occidental Petroleum
5.550%, 03/15/26	1,160	1,282
Occidental Petroleum
7.500%, 05/01/31	335	422
Occidental Petroleum
7.875%, 09/15/31	660	848
Offshore Drilling Holding
8.375%, 10/19/20	38,575	3,472
Oil and Gas Holding BSCC
7.625%, 11/07/24	221	248
Oil and Gas Holding BSCC
8.375%, 11/07/28	377	443

Description	Face Amount (000)(1)	Value (000)
Oleoducto Central
4.000%, 07/14/27	1,605	$1,658
Oro Negro Drilling Pte
0.000%, (B) (D)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	926
Patterson-UTI Energy
5.150%, 11/15/29	840	880
Pertamina Persero
6.000%, 05/03/42	216	265
Pertamina Persero, MTN
6.450%, 05/30/44	200	261
Pertamina Persero, MTN
4.175%, 01/21/50	371	382
Peru LNG Srl
5.375%, 03/22/30	5,200	4,502
Petroamazonas EP
4.625%, 12/06/21	560	556
Petrobras Global Finance
6.850%, 06/05/15	17,653	20,201
Petrobras Global Finance BV
5.500%, 06/10/51	4,640	4,654
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	2,801
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	391
Petroleos del Peru
5.625%, 06/19/47	268	286
5.625%, 06/19/47(A)	450	480
Petroleos Mexicanos
6.875%, 10/16/25(A)	1,300	1,439
Petroleos Mexicanos
6.350%, 02/12/48	577	493
Petroleos Mexicanos
7.690%, 01/23/50	1,698	1,636
Petroleos Mexicanos
6.950%, 01/28/60	1,602	1,420

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Petroleos Mexicanos, MTN
6.875%, 08/04/26	1,820	$1,989
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,775	1,573
Petronas Capital, MTN
2.480%, 01/28/32(A)	546	550
Petronas Capital, MTN
4.550%, 04/21/50	799	988
Petronas Capital, MTN
4.800%, 04/21/60	493	655
Petronas Capital, MTN
3.404%, 04/28/61(A)	812	835
Puma International Financing
5.000%, 01/24/26	9,520	9,636
Qatar Petroleum
3.300%, 07/12/51	2,000	2,000
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,750	1,807
Rockies Express Pipeline
7.500%, 07/15/38(A)	740	818
ShaMaran Petroleum
12.000%, 07/05/23(A)	17,468	16,332
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	224	278
Sinopec Group Overseas Development 2018
2.700%, 05/13/30	410	424
Sinopec Group Overseas Development 2018
3.350%, 05/13/50	238	241
Southern Gas Corridor CJSC
6.875%, 03/24/26	827	991
State Oil of the Azerbaijan Republic
6.950%, 03/18/30	562	710

Description	Face Amount (000)(1)	Value (000)
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,630	$1,785
Talos Production
12.000%, 01/15/26	1,110	1,177
Tecpetrol
4.875%, 12/12/22	4,305	4,273
Transocean Pontus
6.125%, 08/01/25(A)	870	880
Tullow Oil
10.250%, 05/15/26	3,000	3,148
10.250%, 05/15/26(A)	6,655	7,001
Tullow Oil Jersey
6.625%, 07/12/21	59,400	59,400
YPF
2.500%, 9.00%, 1/1/2023, 01/01/23(E)	2,353	1,555
YPF
4.000%, 9.00%, 1/1/2023, 01/01/23(E)	20,032	16,802
Total Petroleum & Fuel Products		301,888
Pharmaceuticals [0.9%]
Bausch Health
6.125%, 04/15/25(A)	3,765	3,859
Bausch Health
5.500%, 11/01/25(A)	900	923
Bausch Health
9.000%, 12/15/25(A)	550	590
Bausch Health
5.750%, 08/15/27(A)	275	292
Bausch Health
5.000%, 01/30/28(A)	950	901
5.000%, 02/15/29(A)	225	210
Bausch Health
4.875%, 06/01/28(A)	750	766
Bausch Health
6.250%, 02/15/29(A)	3,150	3,115

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Bausch Health
7.250%, 05/30/29(A)		1,950	$1,993
Bausch Health
5.250%, 01/30/30(A)		800	744
5.250%, 02/15/31(A)		225	210
Bausch Health Americas
9.250%, 04/01/26(A)		750	816
Bausch Health Americas
8.500%, 01/31/27(A)		3,150	3,423
Emergent BioSolutions
3.875%, 08/15/28(A)		2,105	2,062
Endo Dac
9.500%, 07/31/27(A)		1,545	1,576
Endo Dac
6.000%, 06/30/28(A)		3,347	2,257
Endo Luxembourg Finance I Sarl
6.125%, 04/01/29(A)		1,840	1,803
Jaguar Holding II
4.625%, 06/15/25(A)		1,825	1,916
Jaguar Holding II
5.000%, 06/15/28(A)		600	651
Jazz Securities DAC
4.375%, 01/15/29(A)		1,500	1,555
Mallinckrodt International Finance
5.625%, 10/15/23(A) (B)		750	525
Mallinckrodt International Finance
5.500%, 04/15/25(A) (B)		2,575	1,790
Organon
4.125%, 04/30/28(A)		425	433
Organon
5.125%, 04/30/31(A)		425	438
Par Pharmaceutical
7.500%, 04/01/27(A)		2,870	2,935

Description	Face Amount (000)(1)		Value (000)
Syneos Health
3.625%, 01/15/29(A)		1,525	$1,510
Total Pharmaceuticals			37,293
Printing & Publishing [0.2%]
Advantage Sales & Marketing
6.500%, 11/15/28(A)		920	968
Cimpress
7.000%, 06/15/26(A)		4,837	5,099
Deluxe
8.000%, 06/01/29(A)		1,005	1,091
Total Printing & Publishing			7,158
Property/Casualty Ins [0.1%]
Markel
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.662%, 12/01/69		2,500	2,794
Radio [0.0%]
Spanish Broadcasting System
9.750%, 03/01/26(A)		1,225	1,237
Real Estate [0.0%]
Foncia Management SASU
3.375%, 03/31/28	EUR	200	236
Realogy Group
9.375%, 04/01/27(A)		470	522
Total Real Estate			758
Real Estate Investment Trusts [0.4%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,705	2,844
New Residential Investment
6.250%, 10/15/25(A)		4,270	4,274

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Trust Fibra Uno
6.390%, 01/15/50		2,050	$2,413
Uniti Group
7.125%, 12/15/24(A)		960	992
Uniti Group
4.750%, 04/15/28(A)		1,025	1,023
Uniti Group
6.500%, 02/15/29(A)		1,990	1,995
XHR
4.875%, 06/01/29(A)		984	1,016
Total Real Estate Investment Trusts			14,557
Real Estate Oper/Develop [2.5%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24		21,706	18,776
Alam Synergy Pte
6.625%, 04/24/22		500	480
Alpha Star Holding III
6.250%, 04/20/22		5,495	5,522
Arabian Centres Sukuk II
5.625%, 10/07/26		5,400	5,749
Central China Real Estate
7.250%, 08/13/24		3,100	2,674
CFLD Cayman Investment
8.625%, 02/28/21(B)		729	258
CFLD Cayman Investment
8.600%, 04/08/24		10,690	3,803
China Evergrande Group
10.000%, 04/11/23		2,390	1,850
China Evergrande Group
9.500%, 03/29/24		2,695	1,893
China Evergrande Group
8.750%, 06/28/25		5,455	3,658
Dar Al-Arkan Sukuk
6.750%, 02/15/25		3,480	3,598

Description	Face Amount (000)(1)		Value (000)
Fantasia Holdings Group
12.250%, 10/18/22		4,075	$3,698
Fantasia Holdings Group
10.875%, 01/09/23		2,555	2,255
Fantasia Holdings Group
11.875%, 06/01/23		2,165	1,889
Haya Finance 2017
5.250%, 11/15/22	EUR	645	598
Howard Hughes
4.125%, 02/01/29(A)		1,615	1,615
IRSA Propiedades Comerciales
8.750%, 03/23/23		890	823
Kaisa Group Holdings
8.500%, 06/30/22		3,901	3,893
Kaisa Group Holdings
10.875%, 07/23/23		2,330	2,333
Kaisa Group Holdings
9.375%, 06/30/24		4,618	4,370
Kaisa Group Holdings
11.250%, 04/16/25		2,495	2,364
Kaisa Group Holdings
11.700%, 11/11/25		818	773
Radiance Capital Investments
8.800%, 09/17/23		6,375	6,574
Redco Properties Group, MTN
9.900%, 02/17/24		2,905	2,782
Redsun Properties Group
7.300%, 01/13/25		2,230	2,071
Scenery Journey
11.500%, 10/24/22		2,310	1,877
Scenery Journey
12.000%, 10/24/23		7,060	5,463
Sunac China Holdings
7.500%, 02/01/24		2,085	2,132
Sunac China Holdings
6.500%, 01/10/25		3,315	3,263

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Yuzhou Group Holdings
6.350%, 01/13/27		1,490	$1,155
Zhenro Properties Group
9.150%, 05/06/23		2,185	2,278
Zhenro Properties Group
7.875%, 04/14/24		2,310	2,316
Total Real Estate Oper/Develop			102,783
Regional Banks-Non US [0.0%]
Banco del Estado de Chile, MTN
3.875%, 02/08/22		262	267
Restaurants [0.3%]
1011778 BC ULC
4.250%, 05/15/24(A)		207	209
1011778 BC ULC
3.875%, 01/15/28(A)		375	380
1011778 BC ULC
4.375%, 01/15/28(A)		1,175	1,191
1011778 BC ULC
3.500%, 02/15/29(A)		400	395
1011778 BC ULC
4.000%, 10/15/30(A)		6,025	5,829
KFC Holding
4.750%, 06/01/27(A)		975	1,020
Yum! Brands
4.750%, 01/15/30(A)		925	1,001
Yum! Brands
3.625%, 03/15/31		825	821
Yum! Brands Inc
4.625%, 01/31/32		850	893
Total Restaurants			11,739
Retail [1.0%]
Ambience Merger Sub
4.875%, 07/15/28(A)		285	286
Ambience Merger Sub
7.125%, 07/15/29(A)		340	343

Description	Face Amount (000)(1)		Value (000)
Bloomin' Brands
5.125%, 04/15/29(A)		1,940	$1,993
Carvana
5.625%, 10/01/25(A)		4,145	4,306
eG Global Finance
6.250%, 10/30/25	EUR	1,200	1,457
Eurotorg Via Bonitron DAC
9.000%, 10/22/25		1,535	1,603
FirstCash
4.625%, 09/01/28(A)		1,545	1,615
Golden Nugget
6.750%, 10/15/24(A)		1,900	1,920
Grupo Axo SAPI
5.750%, 06/08/26(A)		5,300	5,307
Grupo Famsa
9.750%, 12/15/24(A) (B)		799	172
Guitar Center
8.500%, 01/15/26(A)		1,101	1,178
JSM Global Sarl
4.750%, 10/20/30		5,155	5,363
L Brands
6.950%, 03/01/33		1,008	1,225
L Brands
6.750%, 07/01/36		985	1,234
Lion
4.000%, VAR Euribor 3 Month+4.000%, 07/01/26	EUR	700	830
Nordstrom
4.375%, 04/01/30		525	548
Park River Holdings
5.625%, 02/01/29(A)		3,035	2,951
Park River Holdings
6.750%, 08/01/29(A)		1,020	1,033
PetSmart
7.750%, 02/15/29(A)		935	1,028
Punch Finance
6.125%, 06/30/26	GBP	300	420

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
QVC
5.450%, 08/15/34	3,890	$4,051
Sonic Automotive
6.125%, 03/15/27	1,883	1,966
Total Retail		40,829
Retailers [0.1%]
Academy
6.000%, 11/15/27(A)	825	882
Levi Strauss
3.500%, 03/01/31(A)	225	224
NMG Holding
7.125%, 04/01/26(A)	1,275	1,358
Party City Holdings
5.750%, VAR ICE LIBOR USD 6 Month+5.000%, 07/15/25(A)	353	335
William Carter
5.500%, 05/15/25(A)	375	397
William Carter
5.625%, 03/15/27(A)	125	131
Total Retailers		3,327
Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)	4,275	1,174
Steel & Steel Works [0.7%]
CSN Islands XI
6.750%, 01/28/28	6,540	7,241
CSN Resources
7.625%, 04/17/26	4,525	4,886
Metinvest BV
8.500%, 04/23/26	7,873	8,992
Metinvest BV
7.750%, 10/17/29	5,110	5,690
United States Steel
6.250%, 03/15/26	990	1,023

Description	Face Amount (000)(1)	Value (000)
United States Steel
6.875%, 03/01/29	1,440	$1,541
Total Steel & Steel Works		29,373
Supermarkets [0.1%]
Albertsons
3.500%, 02/15/23(A)	300	308
3.500%, 03/15/29(A)	1,025	1,013
Albertsons
5.750%, 03/15/25	336	343
Albertsons
3.250%, 03/15/26(A)	625	636
Albertsons
7.500%, 03/15/26(A)	1,075	1,180
Albertsons
5.875%, 02/15/28(A)	950	1,024
Albertsons
4.875%, 02/15/30(A)	375	400
Total Supermarkets		4,904
Technology [1.7%]
Ams
7.000%, 07/31/25(A)	1,300	1,401
Banff Merger Sub
9.750%, 09/01/26(A)	1,650	1,737
Black Knight InfoServ
3.625%, 09/01/28(A)	1,050	1,045
Boxer Parent
9.125%, 03/01/26(A)	875	924
BY Crown Parent
4.250%, 01/31/26(A)	800	838
Cars.com
6.375%, 11/01/28(A)	1,850	1,973
CDW
5.500%, 12/01/24	325	362
CDW
4.250%, 04/01/28	450	473
CDW
3.250%, 02/15/29	675	683

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Clarivate Science Holdings
3.875%, 06/30/28(A)	350	$352
Clarivate Science Holdings
4.875%, 06/30/29(A)	675	692
Dell International
7.125%, 06/15/24(A)	6,870	7,046
Diebold Nixdorf
9.375%, 07/15/25(A)	325	360
Dun & Bradstreet
6.875%, 08/15/26(A)	255	270
Dun & Bradstreet
10.250%, 02/15/27(A)	1,590	1,756
Elastic
4.125%, 07/15/29(A)	1,355	1,355
Gartner
4.500%, 07/01/28(A)	625	660
Gartner
3.750%, 10/01/30(A)	550	563
Helios Software Holdings
4.625%, 05/01/28(A)	1,100	1,077
Logan Merger Sub
5.500%, 09/01/27(A)	1,725	1,785
Microchip Technology
4.250%, 09/01/25	475	499
NCR
8.125%, 04/15/25(A)	100	109
NCR
5.750%, 09/01/27(A)	300	317
NCR
5.000%, 10/01/28(A)	2,576	2,664
NCR
5.125%, 04/15/29(A)	3,410	3,517
NCR
6.125%, 09/01/29(A)	1,350	1,471
NCR
5.250%, 10/01/30(A)	1,800	1,868

Description	Face Amount (000)(1)	Value (000)
Nuance Communications
5.625%, 12/15/26	700	$731
ON Semiconductor
3.875%, 09/01/28(A)	500	515
Open Text
3.875%, 02/15/28(A)	1,500	1,521
PTC
3.625%, 02/15/25(A)	550	567
PTC
4.000%, 02/15/28(A)	250	258
Qorvo
4.375%, 10/15/29	1,000	1,090
Qorvo
3.375%, 04/01/31(A)	750	781
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	1,741
Rackspace Technology Global
5.375%, 12/01/28(A)	1,325	1,360
Rocket Software
6.500%, 02/15/29(A)	2,425	2,406
RP Crown Parent
7.375%, 10/15/24(A)	1,850	1,883
Science Applications International
4.875%, 04/01/28(A)	1,575	1,652
Seagate HDD Cayman
3.125%, 07/15/29(A)	1,575	1,526
Seagate HDD Cayman
3.375%, 07/15/31(A)	1,075	1,039
Sensata Technologies
4.375%, 02/15/30(A)	225	237
Sensata Technologies
3.750%, 02/15/31(A)	425	420
Sensata Technologies BV
4.000%, 04/15/29(A)	650	660
SS&C Technologies
5.500%, 09/30/27(A)	3,100	3,285

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Synaptics
4.000%, 06/15/29(A)		550	$553
Tempo Acquisition
6.750%, 06/01/25(A)		6,175	6,279
TTM Technologies
4.000%, 03/01/29(A)		675	679
Veritas US
7.500%, 09/01/25(A)		2,550	2,655
Total Technology			67,635
Telecommunication Equip [0.1%]
CommScope
8.250%, 03/01/27(A)		1,800	1,924
Plantronics
4.750%, 03/01/29(A)		154	153
Total Telecommunication Equip			2,077
Telephones & Telecommunications [2.0%]
Altice France
4.000%, 07/15/29	EUR	700	824
Altice France Holding
10.500%, 05/15/27(A)		2,000	2,223
C&W Senior Financing DAC
7.500%, 10/15/26(A)		1,600	1,680
C&W Senior Financing DAC
6.875%, 09/15/27		2,245	2,403
Consolidated Communications
6.500%, 10/01/28(A)		1,925	2,071
Digicel
6.750%, 03/01/23		2,835	2,711
Digicel Group 0.5
10.000%, 04/01/24		4,018	3,917
Digicel Group 0.5
8.000%, 04/01/25		5	5

Description	Face Amount (000)(1)		Value (000)
Digicel International Finance
8.000%, 12/31/26		1	$1
Frontier Communications
5.000%, 05/01/28(A)		1,840	1,902
Frontier Communications
6.750%, 05/01/29(A)		1,250	1,329
HC2 Holdings
8.500%, 02/01/26(A)		985	980
Internap Holdings LLC
0.000%,		61	9
Liquid Telecommunications Financing
5.500%, 09/04/26		4,025	4,136
Lorca Telecom Bondco SAU
4.000%, 09/18/27	EUR	390	471
Lumen Technologies
5.375%, 06/15/29(A)		2,010	2,043
Mauritius Investments
6.500%, 10/13/26		4,300	5,006
Maxcom Telecomunicaciones
8.000%, 10/25/24		4,950	841
Maxcom Telecomunicaciones
15.000%, 10/25/69		2,002	20
Millicom International Cellular
6.625%, 10/15/26		2,349	2,492
Millicom International Cellular
6.250%, 03/25/29		1,994	2,182
Millicom International Cellular
4.500%, 04/27/31		2,310	2,394
Network i2i
3.975%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.390%, 06/03/70		3,920	3,935

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Oi
8.000%cash/4.000% PIK, 07/27/25	21,542	$22,195
Sixsigma Networks Mexico
7.500%, 05/02/25	6,210	5,676
VF Ukraine PAT via VFU Funding
6.200%, 02/11/25	4,615	4,829
Viasat
5.625%, 09/15/25(A)	1,250	1,274
Viasat
6.500%, 07/15/28(A)	2,250	2,399
VTR Comunicaciones
5.125%, 01/15/28	712	747
Windstream Escrow
7.750%, 08/15/28(A)	1,840	1,895
Total Telephones & Telecommunications		82,590
Textile-Products [0.3%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24	15,640	2,815
Prime Bloom Holdings
6.950%, 07/05/22	16,500	3,218
Sri Rejeki Isman
7.250%, 01/16/25	24,344	4,913
Total Textile-Products		10,946
Transportation Services [0.7%]
Alfa
6.875%, 03/25/44	1,850	2,448
Carnival
9.875%, 08/01/27(A)	3,315	3,870
Danaos
8.500%, 03/01/28(A)	755	828
DP World Crescent, MTN
3.875%, 07/18/29	362	394
DP World Crescent, MTN
3.750%, 01/30/30	299	322

Description	Face Amount (000)(1)	Value (000)
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/50	615	$696
Global Liman Isletmeleri
8.125%, 11/14/21	8,814	8,726
Kazakhstan Temir Zholy Finance BV
6.950%, 07/10/42	418	575
Limak Iskenderun Uluslararasi Liman Isletmeciligi
9.500%, 07/10/36	2,500	2,625
Stena International
6.125%, 02/01/25(A)	1,450	1,508
Ukraine Railways via Shortline
9.875%, 09/15/21	5,144	5,201
Watco
6.500%, 06/15/27(A)	2,000	2,140
Total Transportation Services		29,333
Utility - Electric [0.5%]
Calpine
5.250%, 06/01/26(A)	587	604
Calpine
4.500%, 02/15/28(A)	925	943
Calpine
5.125%, 03/15/28(A)	1,375	1,401
Calpine
4.625%, 02/01/29(A)	475	467
Calpine
5.000%, 02/01/31(A)	475	473
Calpine
3.750%, 03/01/31(A)	825	786
Enviva Partners
6.500%, 01/15/26(A)	3,050	3,187
NRG Energy
7.250%, 05/15/26	800	829
NRG Energy
6.625%, 01/15/27	775	802

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
NRG Energy
5.750%, 01/15/28	1,950	$2,077
NRG Energy
3.375%, 02/15/29(A)	550	538
NRG Energy
5.250%, 06/15/29(A)	600	638
NRG Energy
3.625%, 02/15/31(A)	200	197
Pattern Energy Operations
4.500%, 08/15/28(A)	600	621
TerraForm Power Operating
4.250%, 01/31/23(A)	925	950
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,191
TerraForm Power Operating
4.750%, 01/15/30(A)	1,000	1,024
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,856
Vistra Operations
5.625%, 02/15/27(A)	1,850	1,920
Vistra Operations
5.000%, 07/31/27(A)	725	743
Vistra Operations
4.375%, 05/01/29(A)	600	603
Total Utility - Electric		21,850
Wireless Communications [0.4%]
Altice France
7.375%, 05/01/26(A)	1,425	1,482
Altice France
8.125%, 02/01/27(A)	1,440	1,569
Sprint
7.625%, 02/15/25	4,200	4,990
7.625%, 03/01/26	800	976
Sprint Capital
6.875%, 11/15/28	550	705

Description	Face Amount (000)(1)	Value (000)
Sprint Communications
6.000%, 11/15/22	1,525	$1,615
T-Mobile USA
4.500%, 02/01/26	1,125	1,147
T-Mobile USA
4.750%, 02/01/28	325	348
T-Mobile USA
2.625%, 02/15/29	1,175	1,160
T-Mobile USA
3.375%, 04/15/29(A)	1,725	1,780
Total Wireless Communications		15,772
X-Ray Equipment [0.0%]
Varex Imaging
7.875%, 10/15/27(A)	125	140
Total Corporate Bonds
Cost ($2,441,721)		2,324,353
Loan Participations [18.1%]
Aerospace [0.4%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 04/20/28	2,115	2,203
American Airlines, Inc., 2017 Class B Term Loans, 1st Lien
2.093%, VAR LIBOR+2.000%, 04/28/23	1,805	1,760
Brown Group Holdings, LLC, Term Loan, 1st Lien
3.093%, 04/22/28	700	696
Ducommun Incorporated, Term B Loan, 1st Lien
4.091%, VAR LIBOR+4.000%, 11/21/25	2,023	2,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 04/06/26		920	$895
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 04/06/26		494	481
MB Aerospace Term Loan
4.500%, VAR LIBOR+3.500%, 12/13/24		676	630
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/27		1,105	1,179
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/27		2,560	2,703
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 01/15/25		848	852
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 12/09/25		2,285	2,249

Description	Face Amount (000)(1)		Value (000)
United AirLines, Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 04/21/28		1,200	$1,215
WP CPP Holdings, Term B Loan
4.750%, VAR LIBOR+3.750%, 04/30/25		1,293	1,266
Total Aerospace			18,129
Automotive [0.3%]
Abra Auto Body, Term Loan, 1st Lien
3.093%, 02/05/26		919	907
Adient US LLC, Term B-1 Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 04/10/28		1,345	1,345
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
5.000%, 04/06/28		1,200	1,209
BCA Marketplace Term Loan B1
4.801%, 09/24/26	GBP	1,000	1,376
Belron Group S.A., Dollar Third Incremental Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 04/13/28		660	659
Clarios Global LP, Term Loan, 1st Lien
3.250%, 04/30/26		2,900	3,411
Dealer Tire, LLC, Term B-1 Loan, 1st Lien
4.343%, VAR LIBOR+4.250%, 12/12/25		494	493
Ilpea Parent, Term Loan, 1st Lien
5.250%, 06/18/28		575	571

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Navistar, Inc., Tranche B Term Loan, 1st Lien
3.600%, VAR LIBOR+3.500%, 11/06/24		808	$808
PAI Holdco, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/28/27		605	606
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/08/28		1,111	1,114
TI Automotive, Term Loan, 1st Lien
3.750%, 12/16/26		480	481
Wheel Pros, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 05/11/28		460	461
Total Automotive			13,441
Broadcasting [0.2%]
Diamond Sports Group, LLC, Term Loan, 1st Lien
3.350%, VAR LIBOR+3.250%, 08/24/26		1,970	1,180
Gogo Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 04/30/28		700	698
Gray Television, Inc., Term C Loan, 1st Lien
2.592%, VAR LIBOR+2.500%, 01/02/26		1,593	1,584
IHeartcommunications, Inc., Term Loan
4.750%, 05/01/26		1,295	1,295

Description	Face Amount (000)(1)		Value (000)
LCPR Loan Financing LLC, 2021 Additional Term Loan, 1st Lien
3.851%, VAR LIBOR+3.750%, 10/16/28		1,200	$1,201
Mission Broadcasting, Term Loan B, 1st Lien
2.589%, 05/26/28		340	338
Nexstar Broadcasting, Inc., Term B-3 Loan, 1st Lien
2.345%, VAR LIBOR+2.250%, 01/17/24		714	711
Quincy Newspapers Term Loan B
5.250%, VAR LIBOR+3.000%, 10/19/22		291	290
Sinclair Broadcasting Group Term Loan B-2
2.400%, 01/31/24		973	963
Total Broadcasting			8,260
Broadcasting and Entertainment [0.1%]
Dorna Sports, S.L., B2 (EUR) Term Loan Facility, 1st Lien
3.250%, VAR Euribor+3.250%, 04/12/24	EUR	1,000	1,174
Stage Entertainment B.V., Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/26		1,000	1,123
Total Broadcasting and Entertainment			2,297

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Building & Development [0.1%]
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
4.250%, VAR Euribor+4.250%, 04/12/28		2,889	$3,409
LSF11 Skyscraper Holdco Sarl, Term Loan, 1st Lien
3.500%, 09/29/27		1,500	1,767
Total Building & Development			5,176
Business Equipment and Services [0.7%]
Boels Topholding B.V., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/06/27		3,000	3,539
Civica Term Loan
4.838%, 10/10/24(F)	GBP	2,000	2,753
Colour Bidco (NGA UK) Term Loan B
5.530%, VAR LIBOR+5.250%, 11/22/24	GBP	1,521	2,041
Dedalus Finance GmbH, Senior Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 05/04/27		2,500	2,965
Exact Software Term Loan B
3.750%, 04/10/26	EUR	1,000	1,177
First Names Group Term Loan B (EUR)
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,365
Marnix SAS, Facility B (EUR), 1st Lien
2.750%, VAR Euribor+2.750%, 11/19/26	EUR	1,500	1,753

Description	Face Amount (000)(1)		Value (000)
PlusServer Covenant-Lite Term Loan
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	$804
Proxiserve (aka Persea) Term Loan
3.750%, 02/27/26	EUR	1,000	1,184
QA Term Loan
5.130%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	4,025
Trescal Term Loan B
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,169
Universidad Europea Facility B
3.500%, 02/25/26	EUR	2,000	2,356
Verisure Holding AB (publ), Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 03/27/28		1,000	1,182
ZPG (aka Zoopla) Term Loan B
4.800%, 06/06/25	GBP	2,000	2,725
Total Business Equipment and Services			30,038
Cable & Satellite Television [0.2%]
DeltaFiber (Gamma Infrastructure III B.V.) Term Loan B
3.500%, 01/09/25	EUR	2,595	3,058
Technicolor S.A., Tranche 1 Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 12/31/24		2,093	2,403

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
UPC Broadband Holding B.V., Facility AY, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	1,500	$1,768
Virgin Media Bristol LLC, 1st Lien
0.000%, 07/15/29(G)	1,500	1,769
Total Cable & Satellite Television		8,998
Cable/Wireless Video [0.6%]
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
2.953%, VAR LIBOR+2.750%, 01/31/26	2,132	2,092
Altice Financing Term Loan B (2017)
2.934%, VAR LIBOR+2.750%, 07/15/25	2,182	2,143
Cablevision Lightpath LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 11/30/27	970	970
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
1.850%, VAR LIBOR+1.750%, 02/01/27	2,948	2,925
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 01/31/28	1,000	984

Description	Face Amount (000)(1)	Value (000)
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
2.348%, VAR LIBOR+2.250%, 07/17/25	2,612	$2,573
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/23	4,440	4,503
Radiate Holdco, LLC, Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 09/25/26	1,917	1,917
Telesat Canada, Term B-5 Loan, 1st Lien
2.850%, VAR LIBOR+2.750%, 12/07/26	500	469
Virgin Media Bristol LLC, N Facility, 1st Lien
2.601%, VAR LIBOR+2.500%, 01/31/28	2,526	2,502
WideOpenWest Finance, LLC, Eighth Amendment Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 08/18/23	690	688
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
2.601%, VAR LIBOR+2.500%, 04/30/28	1,460	1,444
Total Cable/Wireless Video		23,210

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cargo Transport [0.0%]
Boluda Towage, S.L., Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 09/26/26	EUR	1,000	$1,182
Chemicals [0.7%]
Alpha BV, Term Loan, 1st Lien
3.000%, 03/05/28		1,545	1,536
Aruba Investments, Term Loan, 1st Lien
4.750%, 11/24/27(F)		835	837
Consolidated Energy Limited Term Loan B
2.591%, VAR LIBOR+2.500%, 05/07/25		1,844	1,788
CPC Acquisition Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/29/27		1	1
Emerald Performance Materials, LLC, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 08/12/25		920	921
Ferro Corp, Term Loan B-1
2.453%, VAR LIBOR+2.250%, 02/14/24		—	—
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/26		1,460	1,463

Description	Face Amount (000)(1)		Value (000)
Ineos Group Holdings PLC Term Loan B
2.093%, VAR LIBOR+2.000%, 04/01/24		5,661	$5,594
INEOS Styrolution Group GmbH, 2026 Tranche B Dollar Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 01/29/26		785	782
Lonza Group, Term Loan B, 1st Lien
0.000%, 04/28/28(G)		770	770
Minerals Technologies Inc. Term Loan B (2017)
3.000%, VAR LIBOR+2.250%, 02/14/24		1,737	1,740
Momentive Performance Term Loan B
3.350%, 05/15/24		2,343	2,326
New Arclin U.S. Holding Corp., Replacement Term Loan (2021), 1st Lien
5.000%, VAR LIBOR+4.000%, 02/28/26		490	493
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
2.848%, VAR LIBOR+2.750%, 10/01/25		1,993	1,977
PQ Corp, Term Loan B, 1st Lien
0.000%, 05/26/28(G)		680	680
PQ Performance Chemicals, Term Loan, 1st Lien
0.000%, 04/28/28(G)		495	495
Ravago, Term Loan B, 1st Lien
2.650%, 02/18/28		1,770	1,758

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Styrolution, Term Loan, 1st Lien
2.203%, 01/22/27		815	$805
Trinseo, Term Loan B-2, 1st Lien
2.586%, 03/17/28		765	759
Tronox Finance, Term Loan B, 1st Lien
2.593%, 03/02/28		1,289	1,280
Vantage Specialty Chemicals Term Loan B
4.500%, VAR LIBOR+3.500%, 10/28/24		614	598
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
9.250%, VAR LIBOR+8.250%, 10/20/25		790	762
Total Chemicals			27,365
Chemicals & plastics [0.0%]
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
0.750%, VAR PIK Interest+0.750%, 09/21/23		400	398
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
2.750%, VAR Euribor+2.750%, 01/29/26		1,500	1,763
Total Chemicals & plastics			2,161
Chemicals, Plastics and Rubber [0.3%]
Colouroz Investment 1 GMBH, Initial Euro Term Loan, 1st Lien
5.000%, VAR PIK Interest+0.750%, 09/07/21		994	1,171

Description	Face Amount (000)(1)		Value (000)
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.250%, VAR PIK Interest+0.750%, 09/03/21		2,419	$2,405
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 08/28/26		1,000	1,184
Nouryon Finance B.V., Initial Euro Term Loan, 1st Lien
3.000%, VAR Euribor+3.250%, 10/01/25	EUR	944	1,113
Novacap Facility B
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,567
Novacap Facility B3
3.500%, VAR Euribor+3.500%, 06/22/23	EUR	319	376
Specialty Chemicals International B.V., Facility B-1, 1st Lien
4.500%, VAR Euribor+4.500%, 03/04/27		1,500	1,780
Total Chemicals, Plastics and Rubber			10,596
Communication Services [0.0%]
Tele Columbus, Term Loan, 1st Lien
0.000%, 10/15/24(G)		1,099	1,299

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Consumer Discretionary [0.2%]
Eagle Bidco Limited, Term Loan, 1st Lien
4.834%, 03/10/28	1,500	$2,073
IVC, Term Loan, 1st Lien
0.000%, 02/13/26(G)	1,000	1,383
Nord Anglia, Term Loan, 1st Lien
3.250%, 08/30/24	1,500	1,763
Polaris Newco LLC, Term Loan, 1st Lien
0.000%, 06/02/28(G)	1,000	1,183
Total Consumer Discretionary		6,402
Consumer Durables [0.1%]
Justrite (Safety Products) Delay Draw
4.613%, 06/28/26	108	104
Justrite (Safety Products) Term Loan B
4.593%, 06/28/26	876	845
Resideo Funding Inc., Initial Term Loan, 1st Lien
2.750%, VAR LIBOR+2.250%, 02/11/28	810	808
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 10/30/27	713	714
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR+4.000%, 10/19/27	829	830
Total Consumer Durables		3,301

Description	Face Amount (000)(1)	Value (000)
Consumer NonDurables [0.1%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 09/27/24	961	$960
ABG Intermediate Holdings 2 LLC, Amendment No. 5 Incremental Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 09/27/24	1,156	1,156
Conair Holdings LLC , Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 05/17/28	895	897
Coty Inc., Term B USD Loan, 1st Lien
2.345%, VAR LIBOR+2.250%, 04/07/25	704	676
Guadarrama Proyectors Educativos SL, Term Loan, 1st Lien
4.250%, 07/10/26	976	1,161
New Trojan Parent, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/06/28	605	602
Total Consumer NonDurables		5,452
Consumer Staples [0.1%]
Labeyrie Fine Foods, Term Loan, 1st Lien
4.250%, 05/23/23	1,000	1,185
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28	1,000	1,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
United Petfood, Term Loan, 1st Lien
0.000%, 03/19/28(G)		1,000	$1,179
Total Consumer Staples			3,543
Containers & glass products [0.1%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
4.750%, VAR Euribor+4.750%, 02/12/26		1,000	1,181
Weener Plastics Group Term Loan B
3.750%, VAR Euribor+3.750%, 06/20/25	EUR	1,500	1,767
Total Containers & glass products			2,948
Diversified Media [0.5%]
Applovin Corporation, Initial Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 08/15/25		908	906
Arches Buyer Inc., Refinancing Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 12/06/27		848	845
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
3.857%, VAR LIBOR+3.750%, 03/01/25		2	2
Cambium Learning Group, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/18/25		456	458

Description	Face Amount (000)(1)		Value (000)
Constant Contact, Delayed Term Loan, 1st Lien
0.000%, 02/10/28(G)		240	$240
Constant Contact, Term Loan, 1st Lien
4.750%, 02/10/28		895	893
Deluxe Entertainment Services Group Inc.
0.000%, (G)		19	—
Digital Media Solutions, Term Loan B, 1st Lien
5.750%, 05/19/26		585	580
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
3.313%, VAR LIBOR+2.563%, 05/01/26		647	644
Harland Clarke Holdings Term Loan B7
5.750%, VAR LIBOR+4.750%, 11/03/23		1,588	1,418
Indy US Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
4.108%, VAR LIBOR+4.000%, 03/06/28		1,000	1,001
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 03/24/25		978	972
Lions Gate Capital Holdings LLC, Term Loan
0.000%, 03/22/23(G)		898	883
Melita, Term Loan
3.750%, 07/30/26		1,000	1,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 01/31/25		1,985	$2,027
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/24		1,406	1,408
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 09/13/24		2,275	2,263
Recorded Books Inc., 2021 Replacement Term Loan, 1st Lien
4.108%, VAR LIBOR+4.000%, 08/29/25		400	400
RR Donnelley & Sons Co Term Loan B
5.093%, VAR LIBOR+5.000%, 01/15/24		191	190
Thomson Learning, Term Loan B, 1st Lien
0.000%, 06/29/26(G)		400	400
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
2.850%, VAR LIBOR+2.750%, 05/18/25		4,538	4,447
Total Diversified Media			21,156

Description	Face Amount (000)(1)		Value (000)
Diversified/Conglomerate Service [0.1%]
Inspired Finco Holdings Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 05/28/26	EUR	1,000	$1,174
Mermaid Bidco Inc., Facility B (EUR), 1st Lien
4.250%, VAR Euribor+4.250%, 12/10/27		1,000	1,190
PI UK Holdco II Limited, Facility B2, 1st Lien
3.250%, VAR Euribor+3.250%, 12/02/24	EUR	1,608	1,898
Total Diversified/Conglomerate Service			4,262
Drugs [0.1%]
HRA Term Loan
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,304
Ecological [0.1%]
Sapphire Bidco B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 05/05/25	EUR	2,000	2,343
Electronics [0.1%]
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
4.500%, VAR Euribor+4.500%, 05/29/25		1,963	2,357

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Electronics/electrical [0.1%]
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
4.250%, VAR Euribor+4.250%, 04/01/28		4,000	$4,753
Energy [0.2%]
Arclight, Term Loan B, 1st Lien
4.750%, 04/13/28		710	714
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
4.843%, VAR LIBOR+4.750%, 11/03/25		1,327	1,300
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
8.000%, VAR LIBOR+5.000%, 09/03/25		428	428
ChampionX Holding Inc., Term Loan, 1st Lien
6.000%, VAR LIBOR+5.000%, 06/03/27		1,492	1,520
Eagleclaw (BCP Raptor) Term Loan B
5.250%, VAR LIBOR+4.250%, 06/24/24		974	964
Lower Cadence Holdings LLC, Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 05/22/26		1,022	1,014

Description	Face Amount (000)(1)		Value (000)
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR+5.500%, 09/27/24		984	$987
Total Energy			6,927
Entertainment & Leisure [0.0%]
PortAventra World, Term Loan, 1st Lien
3.500%, 06/13/24		1,000	1,141
Finance (Including Structured Products) [0.1%]
IFCO Management GmbH, Facility B1A, 1st Lien
3.250%, VAR Euribor+3.250%, 05/29/26		2,500	2,952
Peer Holding III B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,180
Total Finance (Including Structured Products)			4,132
Financial [1.2%]
Acrisure, LLC, 2020 Term Loan, 1st Lien
3.703%, VAR LIBOR+3.500%, 02/15/27		598	592
Altisource Term Loan B (2018)
5.000%, 03/29/24(F)		537	451
Ameos Cov-Lite Lien1
3.500%, 06/14/24	EUR	1,000	1,185
Amwins Group Inc, Term Loan B, 1st Lien
3.000%, 02/19/28		910	904

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Apollo Commercial Real Estate Term Loan B
2.841%, 05/15/26		1,199	$1,181
Aretec Group, Inc. (fka RCS Capital Corporation), Initial Term Loan, 1st Lien
4.343%, VAR LIBOR+4.250%, 10/01/25		2,299	2,290
Asurion, LLC, New B-3 Term Loan, 2nd Lien
5.354%, VAR LIBOR+5.250%, 01/31/28		2,170	2,185
Asurion, LLC, New B-8 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 12/23/26		1,393	1,376
Asurion, LLC, New B-9 Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 07/31/27		1,100	1,087
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 04/23/26(D)		992	982
Broadstreet Partners, Term Loan, 1st Lien
3.343%, 01/27/27		988	978
CCP Lux Holding, Term Loan, 1st Lien
4.250%, 01/10/25		1,920	2,267
Citadel Securities LP, 2021 Term Loan, 1st Lien
2.593%, VAR LIBOR+2.500%, 02/02/28		2,195	2,170

Description	Face Amount (000)(1)		Value (000)
Ditech Holding Corporation (fka Walter Investment Management Corp.), Tranche B Term Loan, 1st Lien
10.250%, VAR Prime Rate by Country+7.000%, 06/30/22		408	$82
Dlg Acquisitions Limited
3.500%, 05/15/26	EUR	1,000	1,180
DRW Holdings, LLC, Initial Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 03/01/28		1,565	1,561
EVO Payments International, Term B Loan
3.350%, VAR LIBOR+3.250%, 12/22/23		1,315	1,312
First Eagle Holdings, Inc., Refinancing Term Loan
2.647%, 02/01/27		807	796
Freshworld Holding III, Term Loan, 1st Lien
4.500%, 10/02/26		1,000	1,181
Hestia Holdings, LLC, Term Loan, 1st Lien
4.000%, 06/18/27		3,000	3,563
HighTower Holding, LLC, Delayed Draw Term Loan, 1st Lien
0.000%, 04/21/28(G)		142	142
HighTower Holding, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 04/21/28		568	569
Infinitas Learn Cov-Lite Lien1
4.250%, 05/03/24(C)	EUR	2,938	3,476

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 01/26/28		1,805	$1,796
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	233,333	1,617
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/27(D)		449	451
Mistral Holdco SAS, Term Loan, 1st Lien
4.250%, 12/16/27		1,000	1,185
Nexus Buyer LLC, Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 11/09/26		2,399	2,392
Nobian Finance BV, Term Loan, 1st Lien
0.000%, 06/25/26(G)		1,500	1,766
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 09/24/27		1,791	1,791
Russell Investment, Term Loan, 1st Lien
4.000%, 06/02/25		1,517	1,507
Starwood Property Mortgage, L.L.C., Term B-2 Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/26/26		499	499
Taurus Midco Ltd., Term Loan, 1st Lien
3.500%, 09/29/24		645	757
3.500%, 09/29/24		165	194
3.500%, 09/29/24		385	453
3.500%, 09/29/24		305	359

Description	Face Amount (000)(1)		Value (000)
VFH Parent LLC, Initial Term Loan, 1st Lien
3.098%, VAR LIBOR+3.000%, 03/01/26		2,031	$2,022
Vistra, Term Loan
3.750%, 10/27/25		953	1,127
Zebra Buyer LLC, Term Loan, 1st Lien
0.000%, 04/21/28(G)		370	371
Total Financial			49,797
Financial intermediaries [0.2%]
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
3.750%, VAR Euribor+3.750%, 09/29/25		2,000	2,364
Everest Bidco SAS, Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 07/04/25	EUR	1,000	1,156
Summer (BC) Bidco B LLC, Facility B (EUR), 1st Lien
4.750%, VAR Euribor+4.750%, 12/04/26		1,000	1,186
Winterfell Financing S.a r.l., Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 05/04/28		3,000	3,537
Total Financial intermediaries			8,243
Food and Drug [0.0%]
United Natural Foods Term Loan B
3.604%, VAR LIBOR+4.250%, 10/22/25		1,031	1,031

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Food service [0.1%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, VAR Euribor+4.750%, 07/01/26	EUR	1,000	$1,075
Solina Term Loan B
3.750%, 12/16/22(F)	EUR	1,980	2,344
WSH Term Loan
5.104%, 02/27/26	GBP	1,000	1,347
WSH Term Loan 2nd Lien
8.854%, 03/01/27	GBP	1,000	1,325
Total Food service			6,091
Food/Tobacco [0.2%]
Blue Ribbon, LLC, Closing Date Term Loan, 1st Lien
6.750%, VAR LIBOR+6.000%, 05/08/28		485	478
City Brewing Company, LLC, Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 04/05/28		640	642
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/27		798	798
K-Mac, Term Loan, 1st Lien
0.000%, 06/23/28(G)		505	506
K-Mac, Term Loan, 2nd Lien
0.000%, 06/22/29(G)		170	171
Milk Specialties, Term Loan, 1st Lien
5.000%, 08/16/25		840	838

Description	Face Amount (000)(1)		Value (000)
Quirch Foods Holdings, LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/27/27		997	$1,000
Savers, Term Loan, 1st Lien
6.500%, 04/21/28		830	837
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/31/28		1,185	1,183
Utz Quality Foods, LLC, 2021 New Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 01/20/28		447	446
Whole Earth, Term Loan B, 1st Lien
5.500%, 02/02/28		1,530	1,520
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/21/27		1,240	1,239
Total Food/Tobacco			9,658
Forest Prod/Containers [0.3%]
Anchor Packaging, LLC, Initial Term Loan, 1st Lien
4.093%, 07/18/26		890	892
Berlin Packaging L.L.C., Tranche B-4 Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 03/11/28		1,140	1,134

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR+3.000%, 08/04/27	1,905	$1,903
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
5.250%, VAR LIBOR+4.750%, 02/12/26	700	703
Logoplaste, Term Loan, 1st Lien
0.000%, 04/21/28(G)	795	798
Pactiv Evergreen Inc., Tranche B-2 U.S. Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 02/05/26	1,392	1,381
Pregis TopCo LLC, Initial Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 07/31/26	1,975	1,973
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/09/28	1,280	1,261
Spa Holdings 3 Oy, Facility B (USD), 1st Lien
4.750%, VAR LIBOR+4.000%, 02/04/28	665	667
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 03/03/28	461	458

Description	Face Amount (000)(1)	Value (000)
Tricorbraun Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 03/03/28	104	$103
Total Forest Prod/Containers		11,273
Forest products [0.0%]
Spa Holdings 3 Oy, Facility B (EUR), 1st Lien
3.750%, VAR Euribor+3.750%, 02/04/28	1,000	1,184
Gaming/Leisure [0.4%]
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan, 1st Lien
6.750%, VAR LIBOR+6.000%, 02/02/26	577	577
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 12/23/24	4,758	4,715
Carnival Corporation, Initial Advance (USD), 1st Lien
8.500%, VAR LIBOR+7.500%, 06/30/25	335	343
Enterprise Development Authority, Term Loan, 1st Lien
5.000%, 02/28/28(D)	484	485
Global Cash Access Term Loan B (2017)
3.500%, VAR LIBOR+3.000%, 05/09/24	627	625
Global Cash Access Term Loan B (2021)
0.000%, 06/30/28(G)	635	633

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Golden Nugget (fka Landry's), Term Loan B
3.250%, VAR LIBOR+3.250%, 10/04/23		947	$940
Hilton Grand, Term Loan, 1st Lien
0.000%, 05/19/28(G)		805	805
Marriott Ownership Resorts, Inc., 2019 Refinancing Term Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 08/29/25		685	674
PCI Gaming Authority, Term B Facility Loan, 1st Lien
2.593%, VAR LIBOR+2.500%, 05/29/26		684	681
Playa Resorts Holding Term Loan B (2017)
3.750%, VAR LIBOR+2.750%, 04/29/24		1,248	1,198
Playtika Holding Corp., Term B-1 Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 03/13/28		1,152	1,146
Scientific Games International, Inc., Initial Term B-5 Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 08/14/24		1,827	1,813
Total Gaming/Leisure			14,635
Healthcare [1.9%]
AccentCare, Term Loan, 1st Lien
4.135%, 06/20/26		680	680

Description	Face Amount (000)(1)		Value (000)
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
3.625%, VAR LIBOR+3.500%, 05/04/25		2,390	$2,342
Ardent Health Partners, Term Loan
4.750%, 06/30/25		2,745	2,749
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 10/06/27		1,162	1,164
athenahealth, Inc., Term B-1 Loan, 1st Lien
4.351%, VAR LIBOR+4.250%, 02/11/26		1,276	1,279
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
4.000%, VAR Euribor+4.000%, 02/27/26	EUR	3,000	3,529
Bausch Health Companies Inc., Initial Term Loan, 1st Lien
3.093%, VAR LIBOR+3.000%, 06/02/25		1,040	1,035
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 05/10/28		710	710
CAB, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 02/09/28		2,500	2,946

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cano Health, LLC, Delayed Draw Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/23/27		130	$130
Cano Health, LLC, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 11/23/27		622	623
Censeo Health, Term Loan B, 1st Lien
3.750%, 06/16/28		615	614
Cerba Facility B
2.500%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,185
Cerba Term Loan B
3.000%, VAR Euribor+3.500%, 04/22/24	EUR	1,000	1,184
Cerba Term Loan, 1st Lien
0.000%, 05/12/28(G)		1,500	1,777
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24		1,031	1,030
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 05/24/24	EUR	1,500	1,757
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 05/24/24	EUR	1,500	1,779

Description	Face Amount (000)(1)		Value (000)
Elsan SAS (fka Vedici Investissements), Facility B3, 1st Lien
3.000%, VAR Euribor+3.000%, 10/30/24	EUR	3,000	$3,550
Elsan SAS, Term Loan, 1st Lien
3.500%, 06/16/28		1,000	1,183
Endo Luxembourg, Term Loan, 1st Lien
5.750%, 03/27/28		549	529
Envision Healthcare Corporation, Term Loan
0.000%, 10/10/25(G)		827	659
Financiere Verdi I SAS, 1st Lien
4.550%, 03/31/28		2,000	2,744
Gainwell Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/27		1,671	1,675
Gentiva Health Services, Inc., Term B-1 Loan, 1st Lien
2.875%, VAR LIBOR+2.750%, 07/02/25		36	36
Gesundheits GmbH Term Loan
4.000%, 07/30/26	EUR	2,000	2,363
GoodRx, Inc., Initial Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 10/10/25		2	2
Greatbatch Ltd, Term Loan B
3.500%, 10/27/22		1,645	1,646

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.062%, VAR LIBOR+2.000%, 11/15/27	1,975	$1,955
HCA, Term Loan B, 1st Lien
0.000%, 06/23/28(G)	590	591
Homevi Inc., Term Loan, 1st Lien
4.000%, 10/31/26	1,000	1,187
Icon, Term Loan B, 1st Lien
0.000%, 06/16/28(G)	299	300
ImageFirst Holdings, LLC, Delayed Draw Tranche A Term Loan, 1st Lien
0.000%, 04/27/28(G)	98	98
ImageFirst Holdings, LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 04/27/28	432	431
Indivior Finance S.Ã r.l. Term Loan
5.500%, VAR LIBOR+4.500%, 12/19/22(D)	1,451	1,445
Indivior, Term Loan B, 1st Lien
5.500%, 06/26/26	790	774
Insulet Corporation, Term Loan B, 1st Lien
3.750%, 05/04/28	615	615
Invent Farma, Term Loan, 1st Lien
0.000%, 02/12/28(G)	1,000	1,183
4.250%, 10/29/27	634	754
4.250%, 12/15/27	366	435

Description	Face Amount (000)(1)	Value (000)
Kindred Healthcare Inc., Term B Loan
4.625%, VAR LIBOR+5.000%, 06/23/25	1,737	$1,733
Mediq BV, Term Loan, 1st Lien
3.500%, 03/03/28	2,000	2,363
Midwest Physician Administrative Services, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/12/28	760	758
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 06/07/23	1,530	1,525
MSG National, Term Loan, 1st Lien
0.000%, 06/16/28(G)	1,201	1,202
National Mentor Holdings, Inc., Delayed Draw Term Loan, 1st Lien
3.500%, VAR UNFND+3.500%, 03/02/28	28	28
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/02/28	19	19
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/02/28	594	594
Onex TSG Intermediate Corp, Term Loan, 1st Lien
5.500%, 02/28/28	470	473

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Option Care Health, Inc., Term B Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 08/06/26	968	$967
Organon & Co, Dollar Term Commitment, 1st Lien
3.500%, 04/08/28	1,500	1,501
Ortho-Clinical Diagnostics, Inc., 2020 Incremental Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 06/30/25	1,980	2,348
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 11/30/27	1,165	1,166
Parexel International Corporation, Initial Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 09/27/24	706	701
PetIQ, Term Loan, 1st Lien
4.750%, 04/07/28	1,045	1,035
Project Ruby Ultimate Parent Corp., Closing Date Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/10/28	740	737
Prophylaxis B.V., Term Loan
0.500%, 06/30/25	232	234
Prophylaxis, Term Loan
4.500%, 06/30/25	590	673

Description	Face Amount (000)(1)	Value (000)
RPI Intermediate Finance Trust, Term B-1 Term Facility, 1st Lien
1.843%, VAR LIBOR+1.750%, 02/11/27	865	$860
RXB Holdings, Inc., Initial Term Loan, 1st Lien
6.000%, VAR LIBOR+5.250%, 12/20/27	1,007	1,009
SCP Eye Care, Term Loan, 1st Lien
5.250%, 03/15/28	643	643
0.000%, 03/15/28(G)	112	111
Sotera Health Holdings, LLC, Term Loan, 1st Lien
3.250%, 12/11/26	1,045	1,040
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 08/31/26	1,055	1,059
Syneos Health Inc Term Loan A-2
1.343%, 03/25/24	—	—
Synlab Bondco PLC, Term Facility 2, 1st Lien
2.500%, VAR Euribor+2.500%, 07/01/26	—	—
TakeCare Bidco SAS, Term Loan, 1st Lien
0.000%, 05/26/28(G)	1,000	1,186
Theramex, Term Loan, 1st Lien
4.000%, 01/31/25	1,000	1,181
Universal Hospital, Incremental Term Loan, 1st Lien
3.500%, 01/04/26(F)	1,276	1,273

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Vizient Cov-Lite, Term Loan A, Lien 1
1.343%, 05/06/24		38	$38
Total Healthcare			77,125
Healthcare, Education and Childcare [0.3%]
Aenova Holding GmbH, Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 02/14/25		1,500	1,782
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/16/25	EUR	2,437	2,871
Financiere Mendel, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 03/27/26	EUR	2,000	2,377
Loire UK Midco 3 Limited, Facility B (EUR), 1st Lien
2.750%, VAR Euribor+2.750%, 01/22/27		1,500	1,755
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/26		1,500	1,762
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
4.560%, VAR LIBOR+4.500%, 08/21/26		1,000	1,379
Total Healthcare, Education and Childcare			11,926
Housing [0.5%]
84 Lumber, Term Loan B, 1st Lien
3.750%, 11/13/26		998	997

Description	Face Amount (000)(1)		Value (000)
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.250%, 05/17/28		1,150	$1,143
Advanced Drainage Systems, Inc., Initial Term Loan, 1st Lien
2.375%, VAR LIBOR+2.250%, 07/31/26		628	630
DTZ Cushman & Wakefield
2.843%, 08/21/25		2,182	2,160
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 01/31/28		1,130	1,122
Generation Brands, Term Loan, 1st Lien
0.000%, 06/30/28(G)		335	333
Generation Brands, Term Loan, 2nd Lien
0.000%, 06/29/29(G)		250	248
GGP (Brookfield Residential Property) Term Loan A2
3.093%, 08/28/23		1,635	1,617
GGP (Brookfield Residential Property) Term Loan B
2.604%, VAR LIBOR+2.500%, 08/27/25		3,280	3,198
HD Supply Waterworks, Term Loan B, 1st Lien
0.000%, 06/09/28(G)		505	502
Hunter Fan Company, Term Loan, 1st Lien
5.750%, 05/08/28		735	735

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
LBM Acquisition, LLC, Initial Delayed Draw Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/17/27		219	$217
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/17/27		986	978
Mannington Mills, Term Loan, 1st Lien
0.000%, 08/06/26(G)		1,304	1,303
Osmose Utilities, Term Loan, 1st Lien
0.000%, 06/16/28(G)		540	537
Quikrete Holding, Term Loan B, 1st Lien
0.000%, 06/09/28(G)		740	734
RE/Max, Term Loan B, 1st Lien
0.000%, 06/23/28(G)		250	249
Realogy, Term Loan, 1st Lien
0.000%, 02/08/23(G)		1,670	1,658
The Hillman Group, Inc., Term Loan B, 1st Lien
0.000%, 02/24/28(G)		648	647
The Hillman Group, Inc., Term Loan, 1st Lien
0.000%, 02/24/28(G)		132	131
US Concrete, Term Loan B, 1st Lien
0.000%, 05/26/28(G)		495	495
Total Housing			19,634
Industrial Equipment [0.1%]
ADB Safegate, Cov-Lite, 1st Lien
3.500%, 10/03/24(F)	EUR	1,000	1,135
Ahlsell, Term Loan, 1st Lien
3.500%, 02/16/26		2,000	2,353

Description	Face Amount (000)(1)		Value (000)
Engineered Machinery Holdings, Inc., Incremental Amendment No. 4 Term Loan, 1st Lien
3.750%, VAR Euribor+3.750%, 05/21/28		1,000	$1,184
Flender, Term Loan, 1st Lien
3.750%, 01/21/28		1,000	1,189
Total Industrial Equipment			5,861
Industrial Services [0.0%]
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24		1,000	1,142
Industrials [0.2%]
Holding Socotec, Term Loan, 1st Lien
0.000%, 05/05/28(G)		1,500	1,777
Oberthur Technologies SA, Term Loan, 1st Lien
4.500%, 01/09/26		3,500	4,153
Optimus Bidco SAS, Term Loan, 1st Lien
0.000%, 09/29/25(G)		1,000	1,170
Total Industrials			7,100
Information Technology [1.7%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 09/30/27		98	97
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 05/08/28		845	849

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.250%, 03/03/28	830	$832
Aspect Software, Term Loan, 1st Lien
6.000%, 05/03/28	600	588
Aspect Software, Term Loan, 2nd Lien
9.750%, 05/03/29	175	173
Avaya Inc., Tranche B-1 Term Loan, 1st Lien
4.351%, VAR LIBOR+4.250%, 12/15/27	808	810
Barracuda Networks, Inc., 2020 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/12/25	1,229	1,232
Brave Parent Holdings, Inc., Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 04/18/25	910	908
Brooks Automation, Term Loan B, 1st Lien
2.710%, 10/04/24(F)	1,000	990
Buzz Finco L.L.C., Initial Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 01/29/27	743	739
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
3.953%, VAR LIBOR+3.750%, 01/29/27	120	118
Cision US, Incremental Term Loan B, 1st Lien
4.750%, 01/31/27	850	841

Description	Face Amount (000)(1)	Value (000)
Cloudera, Inc., Term Loan, 1st Lien
3.250%, VAR LIBOR+2.500%, 12/22/27	843	$842
CommerceHub, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/29/27(D)	1,002	1,005
ConvergeOne Holdings, Corp., Initial Term Loan
5.093%, VAR LIBOR+5.000%, 01/04/26	1,599	1,579
CoreLogic, Term Loan, 1st Lien
0.000%, 04/14/28(G)	1,660	1,654
Cornerstone OnDemand, Inc., 2021 Refinancing Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 04/22/27	1,691	1,690
DCert Buyer, Inc., First Amendment Refinancing Loan, 2nd Lien
7.093%, VAR LIBOR+7.000%, 02/19/29	1,175	1,183
DCert Buyer, Inc., Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 10/16/26	399	399
Dell International L.L.C. (EMC Corporation), Refinancing Term B-2 Loan, 1st Lien
2.000%, VAR LIBOR+1.750%, 09/19/25	3,046	3,044
E2open, Term Loan B, 1st Lien
4.000%, 10/29/27	1,075	1,075

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Endurance International Group Holdings, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/10/28	950	$945
Ensono, Term Loan, 1st Lien
4.750%, 05/19/28	635	636
Flexera Software LLC, Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/03/28	1	1
Gigamon Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/19/24	1,809	1,810
Go Daddy Operating Company LLC, Term Loan, 1st Lien
2.093%, 08/10/27	2	2
Greeneden U.S. Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/27	1,616	1,619
Idera, Inc., Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/02/28	565	565
Informatica, Term Loan, 1st Lien
3.250%, 02/14/27	990	1,162
Ivanti Software, Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/27	320	318

Description	Face Amount (000)(1)	Value (000)
Ivanti Software, Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/27	1,110	$1,110
LI Group Holdings, Inc., 2021 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/11/28	748	748
Liftoff Mobile, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 03/17/28	868	867
LogMeIn, Inc., Initial Term Loan, 1st Lien
4.845%, VAR LIBOR+4.750%, 08/31/27	2,150	2,146
MA Financeco., LLC, Tranche B-3 Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 06/21/24	198	196
Magnite, Inc., Term Loan, 1st Lien
5.750%, 04/01/28	535	532
Marcel LUX IV S.a.r.l., Original Facility, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/31/27	313	312
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR+6.000%, 05/08/25	2,033	2,031

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 05/18/28	615	$615
McAfee Term B USD Loans
3.846%, VAR LIBOR+3.750%, 09/30/24	1,081	1,081
McAfee Term Loan, 1st Lien
5.000%, 05/03/28	1,480	1,478
Mermaid Bidco Inc., Facility B (USD), 1st Lien
5.000%, VAR LIBOR+4.250%, 12/22/27	1,047	1,047
N-ABLE, Term Loan B, 1st Lien
0.000%, 04/14/28(G)	485	484
Perforce Software, Inc., New Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 07/01/26	2,118	2,099
Planview Parent, Inc., Closing Date Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/27	938	939
Proofpoint Inc, Term Loan B, 1st Lien
0.000%, 06/09/28(G)	575	571
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 02/15/28	1,950	1,938

Description	Face Amount (000)(1)	Value (000)
RealPage, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 04/24/28	965	$962
Redstone HoldCo 1 LP, Initial Loan, 1st Lien
0.000%, 04/14/28(G)	169	168
Redstone HoldCo 2 LP, Initial Loan, 1st Lien
0.000%, 04/27/29(G)	186	182
Redstone HoldCo 2 LP, Initial Loan, 2nd Lien
8.500%, VAR LIBOR+7.750%, 04/27/29	324	318
Redstone HoldCo LP, Initial Loan, 1st Lien
5.500%, 04/27/28	431	430
Renaissance Holding Corp., Initial Term Loan, 1st Lien
3.343%, VAR LIBOR+3.250%, 05/30/25	746	737
Salient CRGT Inc., Initial Term Loan, 1st Lien
7.500%, VAR LIBOR+6.500%, 02/28/22	960	949
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Tranche B Term Loan, 1st Lien
3.593%, VAR LIBOR+3.500%, 07/01/26	1,081	1,077
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 06/21/24	1,338	1,321

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
SolarWinds Holdings, Inc., 2018 Refinancing Term Loan, 1st Lien
2.843%, VAR LIBOR+2.750%, 02/05/24	1,447	$1,427
Solera, Term Loan B, 1st Lien
4.500%, 06/02/28	800	802
Surf Holdings S.a r.l., Dollar Tranche Term Loan, 1st Lien
3.676%, VAR LIBOR+3.500%, 03/05/27	1,698	1,686
Symplr Software, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 12/22/27	735	735
Tenable, Term Loan B, 1st Lien
0.000%, 06/28/28(G)	535	534
ThoughtWorks, Inc., Incremental Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 03/24/28	715	715
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.850%, VAR LIBOR+3.750%, 06/30/26	739	736
UKG Inc., 2021 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 05/04/26	570	571
UKG Inc., Initial Term Loan, 1st Lien
3.843%, VAR LIBOR+3.750%, 05/04/26	842	842

Description	Face Amount (000)(1)	Value (000)
Ultra Clean Holdings, Term Loan, 1st Lien
3.843%, 08/27/25	1,916	$1,918
Valkyr Purchaser, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/27	1,000	998
Virtusa Corporation, Closing Date Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 02/11/28	1,285	1,289
Vision Solutions, Inc. (Precisely Software Incorporated), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 04/24/28	1,160	1,158
Vocus Group, Term Loan B, 1st Lien
0.000%, 05/26/28(G)	550	550
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 06/02/25	1,370	1,366
Total Information Technology		67,371
Land Transportation [0.1%]
Daseke, Term Loan B, 1st Lien
4.750%, 03/03/28	1,900	1,896
LaserShip, Inc., Initial Loan, 2nd Lien
8.250%, VAR LIBOR+7.500%, 05/07/29	350	349
LaserShip, Inc., Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 05/07/28	1,100	1,099

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Transplace Holdings. Inc. Term Loan B
4.750%, VAR LIBOR+3.750%, 09/29/24		581	$581
Total Land Transportation			3,925
Leisure Goods/Activities/Movies [0.3%]
Homair Vacances, Facility B1, 1st Lien
4.784%, VAR LIBOR+4.750%, 07/19/24		1,500	1,926
Piolin II S.a.r.l., Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 09/16/26	EUR	3,000	3,403
Premier Lotteries Cov-Lite Term Loan B
3.000%, 06/26/24(F)	EUR	2,413	2,792
Stiga Facility B
4.250%, 08/30/24	EUR	3,084	3,561
Total Leisure Goods/Activities/Movies			11,682
Lodging & Casinos [0.2%]
Compass III Limited, Incremental Facility, 1st Lien
4.250%, VAR Euribor+4.250%, 05/09/25	EUR	2,000	2,366
IGT Holding IV AB, Facility B1(A), 1st Lien
3.500%, VAR Euribor+3.500%, 03/31/28		1,406	1,661
0.000%, 03/23/28(G)		235	278
The Stars Group (fka Amaya) Euro Term Loan
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	1,193	1,416

Description	Face Amount (000)(1)		Value (000)
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.203%, VAR LIBOR+5.000%, 05/29/26		707	$644
Vacalians Term Loan B
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	662	731
Total Lodging & Casinos			7,096
Manufacturing [0.4%]
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/08/27		388	388
Alpha Bidco, Term Loan, 1st Lien
3.750%, 07/30/25		3,000	3,532
American Traffice, Term Loan B, 1st Lien
0.000%, 03/24/28(G)		892	889
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 03/03/28		1,070	1,068
Canada Goose, Term Loan, 1st Lien
4.250%, 10/07/27		933	935
Cimpress plc, Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 05/17/28		535	533
Clark Equipment, Term Loan, 1st Lien
2.378%, 05/18/24		825	823

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Columbus McKinnon Corporation, Initial Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 04/07/28	395	$395
Delachaux, Term Loan, 1st Lien
3.750%, 04/16/26	2,955	3,496
Gates Global, Term Loan, 1st Lien
3.500%, 03/31/27	544	542
Lumileds (Bright Bidco) Term Loan B (2018)
4.500%, VAR LIBOR+3.500%, 06/30/24	964	805
Madison IAQ LLC, Term Loan, 1st Lien
3.750%, 06/16/28	760	760
Ozark Holdings LLC, 2020 Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/16/27	717	717
Plaskolite PPC Intermediate II LLC, 2021-1 Refinancing Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/15/25	524	525
Sabre Industries, Term Loan, 1st Lien
3.750%, 05/19/28	445	444
Tenneco Inc, Term Loan B
3.093%, VAR LIBOR+3.000%, 10/01/25	1,882	1,859
Truck Hero, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 01/31/28	645	645
Total Manufacturing		18,356

Description	Face Amount (000)(1)	Value (000)
Materials [0.1%]
Aruba Investments, Term Loan, 1st Lien
4.000%, 10/28/27	1,000	$1,189
Ineos Group Holdings Ltd, Term Loan, 1st Lien
3.500%, 10/23/27	998	1,183
Kersia, Term Loan, 1st Lien
4.000%, 11/25/27	1,000	1,188
Total Materials		3,560
Media [0.1%]
Springer Nature Deutschland, Term Loan, 1st Lien
3.500%, 08/14/26	3,319	3,921
Metals/Minerals [0.1%]
Atkore International, Inc., Term Loan B, 1st Lien
2.500%, 05/18/28	1,035	1,033
Consol Energy Inc. Term Loan B
4.600%, 10/31/22(F)	1,336	1,255
Graftech International Ltd., Initial Term Loan, 1st Lien
3.500%, VAR LIBOR+3.000%, 02/12/25	431	431
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 10/13/25	1,219	1,214
Total Metals/Minerals		3,933
Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 11/01/22	5,000	3,700

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49	EUR	407	$—
Other [0.1%]
AL AS Adventure, Term Loan, 1st Lien
5.000%, 04/01/22		2,228	2,367
Tackle Sarl, Term Loan, 1st Lien
0.000%, 05/05/28(G)		1,500	1,777
Total Other			4,144
Pharmaceuticals [0.1%]
Antigua Bidco Ltd, Term Loan, 1st Lien
4.000%, 08/07/26		917	1,087
Cheplapharm Arzneimittel GmbH
3.500%, 07/14/25		1,000	1,181
Total Pharmaceuticals			2,268
Publishing [0.1%]
Axel Springer Se Lien1
5.000%, 10/30/26	EUR	1,500	1,776
LABL, Inc., Euro Term B Loan, 1st Lien
4.250%, VAR Euribor+4.250%, 07/01/26		2,000	2,371
Total Publishing			4,147
Real Estate [0.1%]
BME Group Holding BV, Term Loan, 1st Lien
4.000%, 10/30/26		1,500	1,777

Description	Face Amount (000)(1)		Value (000)
Foncia, Term Loan, 1st Lien
3.500%, 03/17/28		2,000	$2,349
Total Real Estate			4,126
Refining [0.1%]
Karpower, Term Loan
8.751%, 11/16/23		2,786	2,786
Retail [0.4%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
4.500%, VAR LIBOR+3.750%, 11/05/27		840	843
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, VAR LIBOR+4.500%, 08/21/22		248	10
Belk,Inc., First-Out Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 07/31/25		1,635	1,634
Belk,Inc., Second-Out Loan, 1st Lien
13.000%, VAR FIXED+13.000%, 07/31/25		592	455
Birkenstock GmbH & Co. KG, Facility B (USD), 1st Lien
4.250%, VAR LIBOR+3.750%, 04/28/28		885	885
Burlington Coat Factory, Term Loan B, 1st Lien
0.000%, 11/15/24(G)		510	508
Camping World, Term Loan B, 1st Lien
3.250%, 06/23/28		1,250	1,238

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CNT Holdings I Corp, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/08/27		695	$695
DEI Sales, Inc., Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.500%, 04/28/28(D)		900	889
Great Outdoors Group, LLC, Term B-1 Loan, 1st Lien
5.000%, VAR LIBOR+4.250%, 03/06/28		1,315	1,318
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, VAR LIBOR+4.250%, 06/23/23(D)		794	2
Jo-Ann Stores, LLC, Initial Loan, 1st Lien
6.000%, 10/20/23		1,085	1,083
Jo-Ann Stores, LLC, Term Loan B, 1st Lien
0.000%, 06/30/28(G)		755	751
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, VAR LIBOR+8.500%, 12/07/26		26	25
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/03/28		1,600	1,596
Rent-A-Center, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 02/17/28		950	950

Description	Face Amount (000)(1)		Value (000)
Rising Tide, Term Loan, 1st Lien
9.000%, 05/25/29		345	$344
Tory Burch LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 04/16/28		685	682
West Marine, Term Loan, 1st Lien
5.500%, 05/26/28		430	430
Total Retail			14,338
Retail Stores [0.1%]
Obol France 3 SAS, Amended Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/11/23	EUR	1,500	1,720
THG Operations Holdings Limited, Facility B, 1st Lien
4.500%, VAR Euribor+4.500%, 12/10/26	EUR	2,000	2,379
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)		9	208
Total Retail Stores			4,307
Retailers (except food & drug) [0.1%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.334%, VAR LIBOR+4.250%, 06/23/25	GBP	2,000	2,757
Retailers (other than food/drug) [0.1%]
Cd&R Firefly Bidco Ltd Lien1
3.250%, 06/23/25	EUR	500	591

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Euro Garage Limited (EG Group) (GBP) Term Loan B
4.838%, VAR LIBOR+4.750%, 02/07/25	GBP	1,945	$2,644
Peer Holding Iii B.V
3.500%, 11/27/26	EUR	2,000	2,365
Total Retailers (other than food/drug)			5,600
Service [1.2%]
Addison Group Term Loan B
4.843%, 04/10/26		216	215
Adtalem Global Education Term Loan B
3.093%, VAR LIBOR+3.000%, 04/09/25		490	489
Adtalem Global, Term Loan B, 1st Lien
0.000%, 02/12/28(G)		2,645	2,638
AlixPartners, Term Loan B, 1st Lien
3.250%, 02/04/28		1,000	995
American Public Education, Term Loan B, 1st Lien
0.000%, 03/29/27(G)		590	589
American Residential Services L.L.C., Closing Date Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/15/27		657	655
APX Group, Inc., Initial Loan, 1st Lien
5.093%, VAR LIBOR+5.000%, 12/31/25		1,399	1,401

Description	Face Amount (000)(1)		Value (000)
Array Tech, Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.250%, 10/14/27		730	$712
Ascend Learning LLC Term Loan B
4.000%, VAR LIBOR+3.000%, 07/12/24		973	972
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/12/24		990	990
Belfor Holdings Inc., Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 02/13/26		1,272	1,271
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/30/26		841	841
Conservice, Term Loan B, 1st Lien
4.453%, 05/13/27		945	943
Consilio, Term Loan B, 1st Lien
4.500%, 04/30/28		433	432
Convergint, Delayed Term Loan, 1st Lien
0.000%, 03/18/28(G)		101	102
Convergint, Term Loan, 1st Lien
4.500%, 03/18/28		484	485

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
3.340%, VAR LIBOR+3.250%, 02/06/26	702	$698
Evercommerce, Term Loan B, 1st Lien
0.000%, 06/14/28(G)	830	831
Evertec Group, LLC Term Loan B (2018)
3.593%, VAR LIBOR+3.500%, 11/20/24	985	983
Exela Term Loan B (2018)
7.500%, VAR LIBOR+6.500%, 07/12/23	548	366
GFL Environmental, Term Loan, 1st Lien
3.500%, 05/30/25	801	801
Gopher Resource, Term Loan B, 1st Lien
4.250%, 03/06/25	489	433
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 01/29/26	895	908
Guidehouse LLP, Initial Term Loan, 1st Lien
4.093%, VAR LIBOR+4.000%, 05/01/25	2,335	2,338
Harsco, Term Loan, 1st Lien
2.750%, 03/05/28	670	665
Kantar, Term Loan, 1st Lien
0.000%, 12/04/26(G)	800	799
Maximus, Term Loan B, 1st Lien
2.500%, 05/12/28	530	530

Description	Face Amount (000)(1)	Value (000)
MHI Holdings, LLC, Initial Term Loan, 1st Lien
5.093%, VAR LIBOR+5.000%, 09/21/26	2,303	$2,308
National Intergovernmental Purchasing Alliance, Term Loan B
3.703%, VAR LIBOR+3.500%, 05/23/25	1,443	1,430
Oravel Stays, Term Loan B, 1st Lien
9.000%, 06/05/26	340	344
Pacific Architects Inc, Term Loan, 1st Lien
5.250%, 10/19/27	1,397	1,398
Packers Holdings, LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.250%, 03/09/28	725	721
Paysafe Holdings, Term Loan B-1, 1st Lien
0.000%, 06/09/28(G)	740	735
Peraton Corp., Term B Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 02/01/28	1,545	1,548
Pitney Bowes, Term Loan B, 1st Lien
4.100%, 03/12/28	455	454
Pivotal Payments, Term Loan, 1st Lien
0.000%, 09/29/25(G)	575	577
PODS, LLC, Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.000%, 03/31/28	728	726

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
3.500%, VAR LIBOR+2.750%, 09/23/26	2,172	$2,169
Priority Holdings, LLC, Delayed Draw Term Loan, 1st Lien
0.000%, 04/27/27(G)	560	550
Priority Holdings, LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 04/27/27	580	569
Red Ventures, Term Loan B, 1st Lien
4.250%, 11/08/24	618	617
Refficiency Holdings LLC, Initial DDTL, 1st Lien
4.000%, VAR UNFND+4.000%, 12/16/27	154	154
Refficiency Holdings LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/16/27	799	799
Signal Parent, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 04/03/28	960	942
Socotec, Term Loan, 1st Lien
0.000%, 05/05/28(G)	695	695
Spin Holdco Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 03/04/28	855	855

Description	Face Amount (000)(1)	Value (000)
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
0.000%, 06/29/28(G)	630	$628
St. George's University Scholastic Services LLC, Term Loan, 1st Lien
3.350%, VAR LIBOR+3.250%, 07/17/25	468	468
Titan Acquisitionco New Zealand Limited, 2020 Refinancing Term Loan, 1st Lien
4.203%, VAR LIBOR+4.000%, 05/01/26	336	335
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR+8.000%, 02/28/25	999	1,047
Ventia (LS Deco LLC Leighton) Term Loan B
5.000%, VAR LIBOR+3.500%, 05/21/22	3,558	3,562
WIN Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
3.250%, VAR LIBOR+2.750%, 03/24/28	1,595	1,591
WW International, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 04/13/28	895	897
Total Service		49,201

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Shipping [0.0%]
PS Logistics LLC Term Loan
5.500%, VAR LIBOR+4.750%, 03/06/25		885	$876
Surface transport [0.1%]
Silk Bidco AS, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 02/24/25	EUR	2,500	2,756
Technology [0.3%]
AI Avocado B.V., Term Loan
4.250%, 09/17/24		2,827	3,347
Bock Capital Bidco BV, Term Loan, 1st Lien
0.000%, 04/28/28(G)		2,000	2,373
Gfk SE, Term Loan B-1, 1st Lien
0.000%, 04/21/28(G)		1,500	1,777
Helios Software Hold, Term Loan, 1st Lien
3.750%, 03/05/28		1,322	1,564
Paysafe Holdings, Term Loan, 1st Lien
0.000%, 06/09/28(G)		1,000	1,178
Philips DA, Term Loan, 1st Lien
0.000%, 06/09/28(G)		1,500	1,777
Technicolor, Term Loan, 1st Lien
12.235%, 06/03/24		773	854
6.000%, 06/03/24		507	669
6.000%, 06/03/24		585	763
Total Technology			14,302

Description	Face Amount (000)(1)		Value (000)
Telecommunications [0.8%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
3.000%, VAR Euribor+3.000%, 07/31/25	EUR	2,400	$2,799
Cincinnati Bell Inc., Tranche B Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 10/02/24		2,299	2,296
Circet Group Circet (Odyssey Investissement)
3.250%, 04/28/25	EUR	2,000	2,365
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 12/11/26		2,044	2,045
Consolidated Communications, Inc., Term Loan B-1
4.250%, 10/02/27		785	786
Frontier Communications Holdings, LLC, Term B-1 Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 05/01/28		600	600
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, VAR Euribor+4.250%, 10/08/27		998	1,184
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1st Lien
1.843%, VAR LIBOR+1.750%, 03/01/27		859	846

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Lorca Holdco Limited, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 09/17/27		2,500	$2,965
Lumen Technologies Inc., Term B Loan, 1st Lien
2.343%, VAR LIBOR+2.250%, 03/15/27		1,554	1,532
MetroNet Systems, Delayed Term Loan, 1st Lien
0.000%, 05/26/28(G)		81	80
MetroNet Systems, Term Loan, 1st Lien
4.500%, 05/26/28		725	724
Neustar Term Loan B-4
4.500%, VAR LIBOR+3.500%, 08/08/24		1,526	1,486
Neustar Term Loan B-5
5.500%, 08/08/24		288	281
Numericable U.S. LLC (SFR) Term Loan B-13
4.155%, VAR LIBOR+4.000%, 08/14/26		2,236	2,231
Numericable U.S. LLC, USD TLB-[12] Term Loan, 1st Lien
3.871%, VAR LIBOR+3.688%, 01/31/26		2,358	2,336
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
2.936%, VAR LIBOR+2.750%, 07/31/25		744	731
Windstream Services II, LLC, Initial Term Loan, 1st Lien
7.250%, VAR LIBOR+6.250%, 09/21/27		1,162	1,164

Description	Face Amount (000)(1)		Value (000)
Zacapa (Ufinet), Term Loan B
4.703%, VAR LIBOR+4.500%, 07/02/25		1,745	$1,748
Ziggo B.V., Term Loan H Facility, 1st Lien
3.000%, VAR Euribor+3.000%, 01/31/29	EUR	3,000	3,526
Total Telecommunications			31,725
Transportation [0.0%]
Superior Industries, Closing Date Term Loan
4.090%, VAR LIBOR+4.000%, 05/22/24		909	905
Wabash National, Term Loan B, 1st Lien
4.000%, 09/17/27		908	907
Total Transportation			1,812
Utilities [0.1%]
EFS Cogen Holdings I LLC, Term B Advance, 1st Lien
4.500%, VAR LIBOR+3.500%, 10/01/27		—	—
MGroup Term Loan B
4.834%, 07/25/25	GBP	2,700	3,716
Total Utilities			3,716
Utility [0.3%]
Calpine Term Loan B-9
2.110%, VAR LIBOR+2.250%, 04/05/26		1,186	1,169

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/02/25		1,703	$1,518
GGP (Brookfield Residential Property) Term Loan, 1st Lien
3.250%, 08/01/25		2,031	2,010
Granite Generation LLC, Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 11/09/26		2,803	2,730
Invenergy Thermal Operating I LLC, Term Loan B
3.093%, VAR LIBOR+3.000%, 08/28/25		906	892
Longview Power LLC, Term Loan
11.500%, 04/14/25		437	428
Talen Energy Supply Term Loan B (2019)
3.843%, 06/26/26		2,365	2,174
Total Utility			10,921
Wireless Communications [0.1%]
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/17/27		1,000	1,001
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 04/27/27		863	868

Description	Face Amount (000)(1)		Value (000)
Iridium Satellite LLC, Term B-1 Loan, 1st Lien
3.750%, VAR LIBOR+2.750%, 11/04/26		757	$758
Total Wireless Communications			2,627
Total Loan Participations
(Cost $730,214)			733,826
Mortgage-Backed Securities [10.0%]
522 Funding CLO, Ser 2021-7A, Cl E
6.420%, VAR ICE LIBOR USD 3 Month+6.220%, 04/23/34(A)		1,700	1,663
Anchorage Capital CLO 9, Ser 2019-9A, Cl ER
6.594%, VAR ICE LIBOR USD 3 Month+6.410%, 07/15/32(A)		3,330	3,298
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
5.710%, VAR Euribor 3 Month+5.710%, 04/25/34	EUR	1,000	1,176
Arbour CLO VII DAC, Ser 2020-7X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 03/15/33	EUR	3,500	4,141
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
6.320%, VAR Euribor 3 Month+6.320%, 04/17/32	EUR	1,500	1,782

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ares European CLO XIII BV, Ser 2020-13X, Cl E
6.350%, VAR Euribor 3 Month+6.350%, 07/20/32	EUR	3,250	$3,847
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
6.090%, VAR Euribor 3 Month+6.090%, 04/24/34	EUR	850	990
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,710
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	1,070
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
0.000%, VAR Euribor 3 Month+3.130%, 07/28/34	EUR	900	1,067
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
0.000%, VAR Euribor 3 Month+6.080%, 06/22/34	EUR	2,055	2,437
Aurium CLO VII DAC, Ser 2021-7X, Cl E
5.860%, VAR Euribor 3 Month+5.860%, 05/15/34	EUR	2,125	2,486

Description	Face Amount (000)(1)		Value (000)
BABSN, Ser 2018-IA, Cl ER
5.688%, VAR ICE LIBOR USD 3 Month+5.500%, 01/20/31(A)		2,000	$1,843
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
4.970%, VAR Euribor 3 Month+4.970%, 04/20/32	EUR	1,690	1,789
Barings CLO 2019-III, Ser 2021-3A, Cl ER
6.822%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/31(A)		1,500	1,496
Barings Euro CLO BV, Ser 2018-1X, Cl C
1.500%, VAR Euribor 3 Month+1.500%, 04/15/31	EUR	1,100	1,283
Barings Euro CLO BV, Ser 2018-1X, Cl E
4.120%, VAR Euribor 3 Month+4.120%, 04/15/31	EUR	4,275	4,394
Barings Euro CLO BV, Ser 2018-2X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/15/31	EUR	3,000	3,329
Barings Euro CLO BV, Ser 2018-3X, Cl E
5.790%, VAR Euribor 3 Month+5.790%, 07/27/31	EUR	2,900	3,338

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Barings Euro CLO DAC, Ser 2020-2X, Cl E
6.500%, VAR Euribor 3 Month+6.500%, 07/24/32	EUR	2,475	$2,901
Battalion CL XVIII
8.124%, 10/15/32(D)		2,000	1,995
Battalion CLO X, Ser 2021-10A, Cl DR2
6.786%, VAR ICE LIBOR USD 3 Month+6.610%, 01/25/35(A)		2,750	2,743
Battalion Clo XIV, Ser 2019-14A, Cl E
6.868%, VAR ICE LIBOR USD 3 Month+6.680%, 04/20/32(A)		3,450	3,441
Black Diamond CLO, Ser 2017-1A, Cl C
4.126%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(A)		3,000	2,947
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,286
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,771

Description	Face Amount (000)(1)		Value (000)
Black Diamond CLO DAC, Ser 2019-1X, Cl D
4.100%, VAR Euribor 3 Month+4.100%, 05/15/32	EUR	3,000	$3,473
Blackrock European CLO DAC, Ser 2018-1X, Cl ER
4.420%, VAR Euribor 3 Month+4.420%, 03/15/31	EUR	3,000	3,355
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
6.600%, VAR Euribor 3 Month+6.600%, 03/15/31	EUR	1,750	1,843
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
6.130%, VAR Euribor 3 Month+6.130%, 07/19/35	EUR	3,000	3,477
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
8.920%, VAR Euribor 3 Month+8.920%, 12/15/32	EUR	1,250	1,451
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
4.630%, VAR Euribor 3 Month+4.630%, 12/15/30	EUR	2,000	2,289
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
5.800%, VAR Euribor 3 Month+5.800%, 05/25/34	EUR	2,500	2,906

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Cairn CLO VIII BV, Ser 2017-8X, Cl E
5.050%, VAR Euribor 3 Month+5.050%, 10/30/30	EUR	2,000	$2,287
Cairn CLO XI DAC, Ser 2019-11X, Cl E
6.770%, VAR Euribor 3 Month+6.770%, 07/15/35	EUR	5,850	6,927
Carlyle Euro CLO DAC, Ser 2017-1X, Cl D
5.000%, VAR Euribor 3 Month+5.000%, 07/15/30	EUR	3,014	3,565
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
4.580%, VAR Euribor 3 Month+4.580%, 01/15/31	EUR	2,000	2,219
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
3.084%, VAR ICE LIBOR USD 3 Month+2.900%, 07/15/30(A)		1,800	1,703
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
5.500%, VAR Euribor 3 Month+5.500%, 01/16/33	EUR	2,000	2,274
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
4.930%, VAR Euribor 3 Month+4.930%, 07/15/31	EUR	3,300	3,768

Description	Face Amount (000)(1)		Value (000)
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
4.580%, VAR Euribor 3 Month+4.580%, 01/25/32	EUR	2,400	$2,721
Catamaran CLO, Ser 2018-1A, Cl E
6.546%, VAR ICE LIBOR USD 3 Month+6.370%, 10/25/31(A)		3,500	3,375
Cifc Funding, Ser 2018-4RA, Cl D
5.890%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(A)		2,200	2,162
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
3.523%, VAR ICE LIBOR USD 3 Month+3.350%, 10/23/31(A)		2,000	1,933
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
3.434%, VAR ICE LIBOR USD 3 Month+3.250%, 10/15/31(A)		2,250	2,185
CRNPT, Ser 2018-4A, Cl D
2.938%, VAR ICE LIBOR USD 3 Month+2.750%, 04/20/31(A)		3,000	2,924
Crown Point CLO 8, Ser 2019-8A, Cl E
7.288%, VAR ICE LIBOR USD 3 Month+7.100%, 10/20/32(A)		4,000	3,967

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
5.860%, VAR Euribor 3 Month+5.860%, 02/22/34	EUR	1,200	$1,432
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
8.060%, VAR Euribor 3 Month+8.060%, 02/22/34	EUR	615	713
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
6.700%, VAR Euribor 3 Month+6.700%, 06/17/32	EUR	1,000	1,191
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
4.750%, VAR Euribor 3 Month+4.750%, 07/15/32	EUR	911	995
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
7.270%, VAR Euribor 3 Month+7.270%, 08/15/31	EUR	1,250	1,420
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
6.330%, VAR Euribor 3 Month+6.330%, 01/17/33	EUR	4,200	4,953

Description	Face Amount (000)(1)		Value (000)
Dryden 48 Euro CLO 2016 BV, Ser 2019-48X, Cl ER
6.670%, VAR Euribor 3 Month+6.670%, 10/15/32	EUR	2,640	$3,125
Dryden 56 Euro CLO 2017 BV, Ser 2017-56X, Cl E
4.720%, VAR Euribor 3 Month+4.720%, 01/15/32	EUR	3,225	3,738
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
6.820%, VAR Euribor 3 Month+6.820%, 01/15/34	EUR	2,000	2,362
Elevation CLO, Ser 2019-1A, Cl D1R2
7.806%, VAR ICE LIBOR USD 3 Month+7.650%, 08/15/32(A)		2,210	2,191
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
7.980%, VAR Euribor 3 Month+7.980%, 04/24/34	EUR	500	580
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl DRR
0.000%, VAR Euribor 3 Month+3.050%, 07/30/34	EUR	1,120	1,328
Euro-Galaxy IV CLO BV, Ser 2021-4X, Cl ERR
0.000%, VAR Euribor 3 Month+6.070%, 07/30/34	EUR	2,250	2,615

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Euro-Galaxy V CLO BV, Ser 2021-5X, Cl ERR
5.820%, VAR Euribor 3 Month+5.820%, 02/15/34	EUR	1,350	$1,577
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
6.200%, VAR Euribor 3 Month+6.200%, 07/25/35	EUR	3,000	3,475
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
5.910%, VAR Euribor 3 Month+5.910%, 01/20/32	EUR	3,550	4,200
Greywolf CLO II, Ser 2021-1A, Cl DRR
7.234%, VAR ICE LIBOR USD 3 Month+7.050%, 04/15/34(A)		3,000	2,968
Greywolf CLO III, Ser 2020-3RA, Cl DR
7.104%, VAR ICE LIBOR USD 3 Month+6.920%, 04/15/33(A)		5,000	4,969
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,441
Halsey Point CLO I, Ser 2019-1A, Cl E
7.888%, VAR ICE LIBOR USD 3 Month+7.700%, 01/20/33(A)		2,000	2,015

Description	Face Amount (000)(1)		Value (000)
HalseyPoint CLO 3, Ser 2020-3A, Cl E
8.526%, VAR ICE LIBOR USD 3 Month+8.340%, 11/30/32(A)		1,500	$1,509
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
5.120%, VAR Euribor 3 Month+5.120%, 02/15/30	EUR	1,000	1,146
Harvest CLO VIII DAC, Ser 2018-8X, Cl DRR
2.550%, VAR Euribor 3 Month+2.550%, 01/15/31	EUR	1,800	2,077
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	3,686
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
5.570%, VAR Euribor 3 Month+5.570%, 10/15/31	EUR	3,000	3,411
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
6.110%, VAR Euribor 3 Month+6.110%, 01/15/32	EUR	1,500	1,733
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
8.310%, VAR Euribor 3 Month+8.310%, 10/20/32	EUR	1,500	1,561

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
7.030%, VAR Euribor 3 Month+7.030%, 11/14/32	EUR	2,300	$2,731
Jamestown CLO XIV, Ser 2019-14A, Cl D
7.228%, VAR ICE LIBOR USD 3 Month+7.040%, 10/20/32(A)		3,600	3,603
Jamestown CLO XVI, Ser 2021-16A, Cl D
0.000%, VAR ICE LIBOR USD 3 Month+3.650%, 07/25/34(A)		2,000	2,000
Jamestown CLO XVI, Ser 2021-16A, Cl E
0.000%, VAR ICE LIBOR USD 3 Month+7.160%, 07/25/34(A)		1,000	1,000
KKR CLO 14, Ser 2018-14, Cl ER
6.334%, VAR ICE LIBOR USD 3 Month+6.150%, 07/15/31(A)		2,000	1,943
KKR CLO 26, Ser 2019-26, Cl E
7.184%, VAR ICE LIBOR USD 3 Month+7.000%, 07/15/32(A)		4,000	3,962
Laurelin 2016-1 DAC, Ser 2018-1X, Cl ER
5.430%, VAR Euribor 3 Month+5.430%, 10/20/31	EUR	5,000	5,670

Description	Face Amount (000)(1)		Value (000)
LCM 29, Ser 2019-29A, Cl E
7.084%, VAR ICE LIBOR USD 3 Month+6.900%, 04/15/31(A)		1,750	$1,746
Madison Park Euro Funding IX DAC, Ser 2017-9X, Cl E
4.900%, VAR Euribor 3 Month+4.900%, 07/15/30	EUR	1,640	1,940
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
4.700%, VAR Euribor 3 Month+4.700%, 05/25/31	EUR	1,150	1,293
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
7.150%, VAR Euribor 3 Month+7.150%, 04/15/32	EUR	2,500	2,959
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl D
2.800%, VAR Euribor 3 Month+2.800%, 02/15/31	EUR	3,000	3,467
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
4.860%, VAR Euribor 3 Month+4.860%, 02/15/31	EUR	3,650	4,198

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl E
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	3,000	$3,495
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
5.200%, VAR Euribor 3 Month+5.200%, 10/15/31	EUR	151	176
Madison Park Funding XI, Ser 2017-11A, Cl ER
6.623%, VAR ICE LIBOR USD 3 Month+6.450%, 07/23/29(A)		3,500	3,465
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
6.388%, VAR ICE LIBOR USD 3 Month+6.200%, 01/22/31(A)		3,000	2,992
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
4.850%, VAR Euribor 3 Month+4.850%, 10/15/30	EUR	1,500	1,590
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,094

Description	Face Amount (000)(1)		Value (000)
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
5.860%, VAR Euribor 3 Month+5.860%, 12/15/31	EUR	900	$991
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
5.390%, VAR Euribor 3 Month+5.390%, 10/15/32	EUR	1,300	1,452
Marble Point CLO XII, Ser 2018-1A, Cl D
3.184%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(A)		5,000	4,797
MidOcean Credit CLO III, Ser 2018-3A, Cl DR
3.446%, VAR ICE LIBOR USD 3 Month+3.260%, 04/21/31(A)		1,500	1,402
Midocean Credit CLO IX, Ser 2018-9A, Cl E
6.238%, VAR ICE LIBOR USD 3 Month+6.050%, 07/20/31(A)		1,000	980
Montmartre Euro CLO DAC, Ser 2020-2X, Cl E
6.430%, VAR Euribor 3 Month+6.430%, 07/15/33	EUR	563	672
Montmartre Euro CLO DAC, Ser 2020-2X, Cl F
6.920%, VAR Euribor 3 Month+6.920%, 07/15/33	EUR	263	297

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Mountain View CLO, Ser 2018-9A, Cl CR
3.304%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(A)		2,500	$2,410
Northwoods Capital 20, Ser 2021-20A, Cl ER
8.026%, VAR ICE LIBOR USD 3 Month+7.850%, 01/25/32(A)		2,438	2,439
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
3.250%, VAR Euribor 3 Month+3.250%, 07/22/34	EUR	1,375	1,628
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
6.060%, VAR Euribor 3 Month+6.060%, 07/22/34	EUR	2,300	2,666
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
8.630%, VAR Euribor 3 Month+8.630%, 07/22/34	EUR	3,230	3,658
Northwoods Capital 22, Ser 2020-22A, Cl E
8.955%, VAR ICE LIBOR USD 3 Month+8.820%, 09/01/31(A)		5,000	5,049
Northwoods Capital 25, Ser 2021-25A, Cl D
0.000%, VAR ICE LIBOR USD 3 Month+3.750%, 07/20/34(A)		2,000	2,000

Description	Face Amount (000)(1)		Value (000)
Northwoods Capital 25, Ser 2021-25A, Cl E
0.000%, VAR ICE LIBOR USD 3 Month+7.140%, 07/20/34(A)		2,000	$1,920
Northwoods Capital XV, Ser 2021-15A, Cl ER
7.775%, VAR ICE LIBOR USD 3 Month+7.640%, 06/20/34(A)		2,000	1,995
Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	3,483
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl E
6.200%, VAR Euribor 3 Month+6.200%, 02/21/30	EUR	1,500	1,762
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,267
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl D
3.500%, VAR Euribor 3 Month+3.500%, 04/18/35	EUR	960	1,147

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
5.670%, VAR Euribor 3 Month+5.670%, 04/18/35	EUR	4,455	$5,165
Ocean Trails CLO VII, Ser 2019-7A, Cl E
7.070%, VAR ICE LIBOR USD 3 Month+6.880%, 04/17/30(A)		3,000	2,931
OZLM IX, Ser 2018-9A, Cl CRR
3.438%, VAR ICE LIBOR USD 3 Month+3.250%, 10/20/31(A)		1,500	1,498
OZLM IX, Ser 2018-9A, Cl DRR
6.308%, VAR ICE LIBOR USD 3 Month+6.120%, 10/20/31(A)		2,000	1,873
OZLM VI, Ser 2018-6A, Cl DS
6.240%, VAR ICE LIBOR USD 3 Month+6.050%, 04/17/31(A)		3,550	3,236
OZLM XI, Ser 2017-11A, Cl DR
7.186%, VAR ICE LIBOR USD 3 Month+7.000%, 10/30/30(A)		3,000	2,895
OZLM XXII, Ser 2018-22A, Cl D
5.490%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(A)		1,800	1,621

Description	Face Amount (000)(1)		Value (000)
OZLM XXIV, Ser 2019-24A, Cl D
7.238%, VAR ICE LIBOR USD 3 Month+7.050%, 07/20/32(A)		4,000	$3,895
Palmer Square European Loan Funding DAC, Ser 2020-1X, Cl F
7.700%, VAR Euribor 3 Month+7.700%, 01/15/30	EUR	3,200	3,447
Parallel, Ser 2018-1A, Cl C
2.988%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(A)		2,000	1,899
Parallel, Ser 2018-1A, Cl D
5.438%, VAR ICE LIBOR USD 3 Month+5.250%, 04/20/31(A)		1,250	1,070
Pikes Peak CLO 5, Ser 2020-5A, Cl E
6.888%, VAR ICE LIBOR USD 3 Month+6.700%, 04/20/33(A)		2,500	2,511
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
6.400%, VAR Euribor 3 Month+6.400%, 04/20/32	EUR	1,000	1,146
Regatta XIV Funding, Ser 2018-3A, Cl E
6.126%, VAR ICE LIBOR USD 3 Month+5.950%, 10/25/31(A)		3,600	3,517

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Regatta XV Funding, Ser 2018-4A, Cl D
6.676%, VAR ICE LIBOR USD 3 Month+6.500%, 10/25/31(A)		1,750	$1,734
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
6.030%, VAR Euribor 3 Month+6.030%, 01/20/33	EUR	2,000	2,367
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
3.600%, VAR Euribor 3 Month+3.600%, 04/15/34	EUR	1,000	1,184
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
5.890%, VAR Euribor 3 Month+5.890%, 04/15/34	EUR	1,100	1,250
Sculptor European CLO VII DAC, Ser 2020-7X, Cl D
4.500%, VAR Euribor 3 Month+4.500%, 01/15/34	EUR	1,025	1,224
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
8.380%, VAR Euribor 3 Month+8.380%, 01/15/34	EUR	255	299

Description	Face Amount (000)(1)		Value (000)
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
6.170%, VAR Euribor 3 Month+6.170%, 07/17/34	EUR	2,500	$2,898
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.709%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,427
Sound Point CLO V-R, Ser 2018-1RA, Cl D
3.290%, VAR ICE LIBOR USD 3 Month+3.100%, 07/18/31(A)		1,000	972
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
6.618%, VAR ICE LIBOR USD 3 Month+6.470%, 07/15/34(A)		3,500	3,421
Sound Point CLO XXIV, Ser 2019-3A, Cl E
7.486%, VAR ICE LIBOR USD 3 Month+7.310%, 10/25/32(A)		3,000	3,015
Sound Point CLO XXVII, Ser 2020-2A, Cl E
7.416%, VAR ICE LIBOR USD 3 Month+7.240%, 10/25/31(A)		3,000	3,015
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
4.430%, VAR Euribor 3 Month+4.430%, 01/15/32	EUR	5,650	5,975

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
St. Paul's CLO V, Ser 2017-5X, Cl ER
5.150%, VAR Euribor 3 Month+5.150%, 02/20/30	EUR	1,500	$1,748
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
6.120%, VAR Euribor 3 Month+6.120%, 07/18/34	EUR	4,000	4,636
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
4.600%, VAR Euribor 3 Month+4.600%, 01/17/30	EUR	2,800	3,037
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
6.360%, VAR Euribor 3 Month+6.360%, 04/22/35	EUR	2,000	2,330
THL Credit Wind River CLO, Ser 2019-3A, Cl E
6.734%, VAR ICE LIBOR USD 3 Month+6.550%, 04/15/31(A)		3,500	3,487
Toro European CLO 2 DAC, Ser 2018-2X, Cl ER
5.600%, VAR Euribor 3 Month+5.600%, 10/15/30	EUR	1,670	1,961
Toro European CLO 3 DAC, Ser 2017-3X, Cl D
3.320%, VAR Euribor 3 Month+3.320%, 04/15/30	EUR	2,000	2,379

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
6.490%, VAR Euribor 3 Month+6.490%, 01/12/32	EUR	1,207	$1,366
Tralee CLO V, Ser 2018-5A, Cl D
3.388%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(A)		3,000	2,935
Trimaran Cavu, Ser 2019-1A, Cl E
7.228%, VAR ICE LIBOR USD 3 Month+7.040%, 07/20/32(A)		1,800	1,791
Trimaran Cavu, Ser 2019-2A, Cl D
7.140%, VAR ICE LIBOR USD 3 Month+6.950%, 11/26/32(A)		1,750	1,713
Trimaran Cavu, Ser 2021-1A, Cl E
6.629%, VAR ICE LIBOR USD 3 Month+6.500%, 04/23/32(A)		4,000	3,990
Vesey Park CLO DAC, Ser 2020-1X, Cl D
7.160%, VAR Euribor 3 Month+7.160%, 11/16/32	EUR	2,000	2,387
VIBR, Ser 2018-8A, Cl D
5.938%, VAR ICE LIBOR USD 3 Month+5.750%, 01/20/31(A)		2,000	1,802

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Vibrant CLO XIII, Ser 2021-13A, Cl D
7.159%, VAR ICE LIBOR USD 3 Month+7.060%, 07/15/34(A)		4,000	$3,918
Voya CLO, Ser 2018-3A, Cl DR
6.090%, VAR ICE LIBOR USD 3 Month+5.900%, 10/18/31(A)		2,500	2,418
Voya Euro CLO II DAC, Ser 2019-2X, Cl E
5.900%, VAR Euribor 3 Month+5.900%, 07/15/32	EUR	1,500	1,777
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
0.000%, VAR Euribor 3 Month+3.200%, 07/15/35	EUR	1,350	1,601
Voya Euro CLO IV DAC, Ser 2020-4X, Cl E
6.650%, VAR Euribor 3 Month+6.650%, 01/15/34	EUR	690	823
Voya Euro CLO IV DAC, Ser 2020-4X, Cl F
8.530%, VAR Euribor 3 Month+8.530%, 01/15/34	EUR	305	350
York CLO-5, Ser 2018-1A, Cl E
6.194%, VAR ICE LIBOR USD 3 Month+6.010%, 10/22/31(A)		2,500	2,456

Description	Face Amount (000)(1)		Value (000)
Zais CLO 5, Ser 2016-2A, Cl B
3.484%, VAR ICE LIBOR USD 3 Month+3.300%, 10/15/28(A)		4,500	$4,441
Total Mortgage-Backed Securities
Cost ($387,353)			403,608
Sovereign Debt [5.7%]
Abu Dhabi Government International Bond
3.875%, 04/16/50		791	914
3.125%, 09/30/49		797	815
Angolan Government International Bond
9.500%, 11/12/25		285	313
9.375%, 05/08/48		1,084	1,135
9.125%, 11/26/49		343	352
8.250%, 05/09/28		518	542
8.000%, 11/26/29		239	246
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,455
Argentine Republic Government International Bond
10.250%, 02/06/03(B)	EUR	12	—
10.000%, 12/07/04(B)	EUR	1,244	—
10.000%, 01/07/05(B)	EUR	132	—
10.000%, 02/22/07(B)	EUR	25	—
9.500%, 03/04/04(B)	EUR	27	48
9.000%, 11/19/08(B)	EUR	15	—
8.750%, 02/04/03(B)	EUR	30	—
8.500%, 02/23/05(B)	EUR	630	—
8.500%, 07/30/10(B)	EUR	34	—
8.125%, 10/04/04(B)	EUR	119	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
8.125%, 04/21/08(B)	EUR	85	$—
8.000%, 02/25/02(B)	EUR	2,033	—
8.000%, 02/26/08(B)	EUR	114	—
8.000%, 10/30/09(B)	EUR	366	650
7.625%, 12/31/49(B)	EUR	13	—
7.500%, 05/23/02(B)	EUR	52	—
7.125%, 06/10/02(B)	EUR	97	—
7.000%, 03/18/04(B)	EUR	141	—
5.870%, 03/31/23	EUR	28	50
2.500%, 2.50%, 7/9/2021, 07/09/41(E)		2,233	803
2.000%, 2.00%, 7/9/2021, 01/09/38(E)		1,283	488
1.500%, 1.50%, 7/9/2021, 01/09/38(E)	EUR	—	—
1.125%, 1.13%, 7/9/2021, 07/09/35(E)		4,918	1,569
1.000%, 07/09/29		910	347
0.500%, 07/09/29	EUR	—	—
0.500%, 0.50%, 7/9/2021, 07/09/30(E)		6,704	2,427
0.000%, 07/22/03(B)	EUR	66	—
0.000%, VAR Euribor 3 Month+5.100%, 12/22/04(B)	EUR	29	—
Bahrain Government International Bond
7.500%, 09/20/47		453	490
Brazilian Government International Bond
8.250%, 01/20/34		374	519
7.125%, 01/20/37		330	419

Description	Face Amount (000)(1)		Value (000)
6.000%, 04/07/26		274	$321
5.625%, 01/07/41		246	268
5.625%, 02/21/47		360	392
5.000%, 01/27/45		550	557
4.625%, 01/13/28		393	426
Chile Government International Bond
3.240%, 02/06/28		203	221
Colombia Government International Bond
8.125%, 05/21/24		588	698
7.375%, 09/18/37		437	576
6.125%, 01/18/41		728	865
5.625%, 02/26/44		756	859
4.125%, 05/15/51		501	477
3.875%, 04/25/27		697	742
Cordoba City
2.125%, 09/29/27		8,546	5,128
Costa Rica Government International Bond
6.125%, 02/19/31		449	477
5.625%, 04/30/43		368	342
Croatia Government International Bond
6.000%, 01/26/24		1,058	1,201
Development Bank of Kazakhstan JSC
4.125%, 12/10/22		766	799
Dominican Republic International Bond
7.450%, 04/30/44		504	609
6.875%, 01/29/26		1,084	1,259
6.850%, 01/27/45		989	1,123
6.500%, 02/15/48		280	306
6.400%, 06/05/49		274	296
6.000%, 07/19/28		259	295
5.875%, 01/30/60		2,203	2,209
5.500%, 01/27/25		425	468
5.300%, 01/21/41(A)		604	608
4.875%, 09/23/32		1,698	1,757

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Ecuador Government International Bond
5.000%, 5.00%, 7/31/2021, 07/31/30(A) (E)		2,741	$2,351
1.000%, 1.00%, 7/31/2021, 07/31/35(A) (E)		10,419	7,189
0.500%, 0.50%, 7/31/2021, 07/31/40(A) (E)		2,737	1,707
Egypt Government International Bond, MTN
8.875%, 05/29/50		1,787	1,931
8.700%, 03/01/49		411	435
8.500%, 01/31/47		1,318	1,378
7.903%, 02/21/48		1,314	1,305
7.625%, 05/29/32		493	524
7.600%, 03/01/29		496	546
6.588%, 02/21/28		314	333
5.875%, 02/16/31(A)		658	641
El Salvador Government International Bond
9.500%, 07/15/52		343	339
8.625%, 02/28/29		565	554
8.250%, 04/10/32		216	206
7.650%, 06/15/35		167	153
7.625%, 02/01/41		680	607
7.125%, 01/20/50		375	320
Gabon Government International Bond
6.625%, 02/06/31		745	752
6.375%, 12/12/24		403	431
Ghana Government International Bond
8.950%, 03/26/51		777	770
8.875%, 05/07/42(A)		655	663
8.625%, 04/07/34(A)		578	598
8.125%, 03/26/32		401	408

Description	Face Amount (000)(1)		Value (000)
7.625%, 05/16/29		447	$453
Guatemala Government Bond
6.125%, 06/01/50		489	600
Hungary Government International Bond
5.375%, 03/25/24		758	856
Indonesia Government International Bond, MTN
8.500%, 10/12/35		353	566
7.750%, 01/17/38		504	764
6.625%, 02/17/37		365	505
5.950%, 01/08/46		341	471
5.250%, 01/17/42		447	558
5.250%, 01/08/47		289	368
5.125%, 01/15/45		908	1,126
4.750%, 07/18/47		474	566
Iraq International Bond
5.800%, 01/15/28		288	279
Ivory Coast Government International Bond
6.875%, 10/17/40	EUR	732	950
5.875%, 10/17/31	EUR	558	713
4.875%, 01/30/32(A)	EUR	499	593
Jamaica Government International Bond
7.875%, 07/28/45		296	414
Kazakhstan Government International Bond, MTN
6.500%, 07/21/45		736	1,079
Kenya Government International Bond
8.000%, 05/22/32		350	395
6.300%, 01/23/34(A)		366	367
Lebanon Government International Bond, MTN
8.250%, 04/12/21(B)		2,657	345

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
7.250%, 03/23/37(B)	1	$—
7.050%, 11/02/35(B)	157	21
7.000%, 03/23/32(B)	898	117
6.850%, 03/23/27(B)	1,262	166
6.600%, 11/27/26(B)	624	82
6.375%, 03/09/20(B)	1,502	195
6.150%, 06/19/20(B)	1,760	229
6.100%, 10/04/22(B)	3,210	427
6.000%, 01/27/23(B)	448	59
5.800%, 04/14/20(B)	928	121
Mexico Government International Bond
6.050%, 01/11/40	276	347
5.750%, 10/12/10	550	660
5.550%, 01/21/45	455	551
4.750%, 03/08/44	382	424
3.771%, 05/24/61	1,581	1,476
3.750%, 04/19/71	1,054	966
2.659%, 05/24/31	452	443
Mongolia Government International Bond
5.625%, 05/01/23	216	228
4.450%, 07/07/31(A)	200	196
Morocco Government International Bond
5.500%, 12/11/42	265	302
4.250%, 12/11/22	538	566
Nigeria Government International Bond, MTN
9.248%, 01/21/49	313	358
7.696%, 02/23/38	445	457
7.625%, 11/28/47	523	525

Description	Face Amount (000)(1)	Value (000)
6.500%, 11/28/27	305	$324
Oman Government International Bond
7.000%, 01/25/51(A)	296	302
6.750%, 10/28/27	431	484
6.750%, 01/17/48	723	722
6.500%, 03/08/47	1,409	1,383
6.250%, 01/25/31(A)	205	221
6.000%, 08/01/29	462	492
4.750%, 06/15/26	296	308
Pakistan Government International Bond, MTN
8.250%, 04/15/24	1,050	1,149
8.250%, 09/30/25	378	419
7.375%, 04/08/31(A)	1,164	1,200
6.875%, 12/05/27	766	798
Panama Government International Bond
9.375%, 04/01/29	356	527
8.875%, 09/30/27	375	519
7.125%, 01/29/26	110	137
6.700%, 01/26/36	516	703
4.500%, 05/15/47	344	392
4.300%, 04/29/53	550	612
4.000%, 09/22/24	265	289
Paraguay Government International Bond
5.400%, 03/30/50	210	246
4.700%, 03/27/27	291	331
Perusahaan Penerbit SBSN Indonesia III
4.550%, 03/29/26	620	706
Peruvian Government International Bond
8.750%, 11/21/33	987	1,553
7.350%, 07/21/25	770	946
5.625%, 11/18/50	567	783
3.230%, 07/28/21	355	314

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
2.780%, 12/01/60		703	$630
Philippine Government International Bond
10.625%, 03/16/25		367	500
9.500%, 02/02/30		595	942
7.750%, 01/14/31		376	555
6.375%, 10/23/34		435	615
3.950%, 01/20/40		553	616
2.950%, 05/05/45		290	281
Province of Salta
9.500%, 03/16/22		16	15
Provincia de Buenos Aires
9.950%, 06/09/21(B)		6,928	3,256
9.125%, 03/16/24		14,945	6,651
7.875%, 06/15/27		15,350	6,869
6.500%, 02/15/23		6,500	2,844
4.000%, 06/01/20(B)	EUR	4,082	1,842
4.000%, 05/15/35		2,933	1,129
Provincia de Cordoba
5.000%, 12/10/25		43,476	33,333
3.000%, 02/01/29		3,501	2,206
Provincia de Entre Rios
5.000%, 08/08/28		23,776	16,346
Qatar Government International Bond
5.103%, 04/23/48		808	1,075
4.817%, 03/14/49		1,327	1,712
4.400%, 04/16/50		288	351
3.250%, 06/02/26		952	1,043
Republic of Belarus International Bond
7.625%, 06/29/27		298	292
6.200%, 02/28/30		242	211
Republic of Cameroon International Bond
5.950%, 07/07/32	EUR	5,000	5,929

Description	Face Amount (000)(1)		Value (000)
Republic of South Africa Government International Bond
5.875%, 05/30/22		267	$280
5.875%, 06/22/30		259	296
5.750%, 09/30/49		341	350
5.650%, 09/27/47		660	675
5.000%, 10/12/46		342	325
4.300%, 10/12/28		925	957
Romanian Government International Bond, MTN
6.750%, 02/07/22		342	355
6.125%, 01/22/44		118	162
4.375%, 08/22/23		1,026	1,108
4.000%, 02/14/51		1,424	1,498
3.624%, 05/26/30	EUR	310	426
3.375%, 01/28/50	EUR	753	954
3.000%, 02/14/31		182	189
Russian Foreign Bond - Eurobond
5.250%, 06/23/47		1,000	1,259
4.375%, 03/21/29		800	903
4.250%, 06/23/27		400	447
Saudi Government International Bond
5.250%, 01/16/50		1,172	1,538
5.000%, 04/17/49		910	1,152
4.625%, 10/04/47		323	387
4.500%, 04/22/60		462	560
3.750%, 01/21/55		813	861
3.450%, 02/02/61(A)		527	527
Sri Lanka Government International Bond
7.850%, 03/14/29		760	486
7.550%, 03/28/30		424	271
6.250%, 07/27/21		7,058	6,882
Third Pakistan International Sukuk
5.625%, 12/05/22		604	622

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Turkey Government International Bond
6.875%, 03/17/36	212	$215
6.350%, 08/10/24	361	379
6.125%, 10/24/28	305	311
6.000%, 03/25/27	247	253
6.000%, 01/14/41	301	273
5.875%, 06/26/31	746	727
5.750%, 03/22/24	566	588
5.750%, 05/11/47	1,043	894
5.600%, 11/14/24	255	263
4.875%, 04/16/43	788	629
3.250%, 03/23/23	323	323
Ukraine Government International Bond
9.750%, 11/01/28	581	694
7.750%, 09/01/21	272	275
7.750%, 09/01/23	730	788
7.750%, 09/01/24	325	355
7.750%, 09/01/25	659	723
7.750%, 09/01/26	625	692
7.375%, 09/25/32	2,143	2,259
7.253%, 03/15/33	755	788
6.876%, 05/21/29(A)	561	584
1.258%, 05/31/40(F)	3,000	3,555
Uruguay Government International Bond
7.875%cash/0.000% PIK, 01/15/33	494	746
7.625%, 03/21/36	527	806
5.100%, 06/18/50	541	711
4.975%, 04/20/55	908	1,175
4.125%, 11/20/45	448	532
Vertical US Newco
5.250%, 07/15/27(A)	1,400	1,475
Vietnam Government International Bond
4.800%, 11/19/24	578	646

Description	Face Amount (000)(1)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27	835	$530
Total Sovereign Debt
Cost ($249,487)		232,648
Life Settlement Contracts [2.6%](D)(H)(I)
American General Life #508L, Acquired 05/30/2014	2,595	2,254
American General Life #542L, Acquired 07/30/2015	83	319
American General Life #906L, Acquired 07/30/2015	479	3,094
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	8,140
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	3,461
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,019
AXA Equitable Life #7233, Acquired 11/04/2013	395	2,180
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,941
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,245
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	2,122
Guardian Insurance #0346, Acquired 11/04/2013	646	2,190
Hartford Life #4700, Acquired 11/24/2015	81	224
ING Reliastar #1234, Acquired 12/05/2013	1,067	5,172
ING Reliastar #3394, Acquired 05/30/2014	3,687	6,682
ING Reliastar #4842, Acquired 11/20/2013	921	3,023
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,476
John Hancock #0430, Acquired 05/30/2014	2,418	4,105
John Hancock #1929, Acquired 05/30/2014	3,812	3,498

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
John Hancock #5072, Acquired 05/30/2014		1,409	$3,954
John Hancock #5080, Acquired 11/19/2013		313	3,952
John Hancock #5885, Acquired 05/30/2014		894	2,044
John Hancock #6686, Acquired 05/30/2014		3,035	2,827
Lincoln National #4754, Acquired 09/17/2015		610	3,743
Lincoln National #4754, Acquired 09/17/2015		1,029	5,533
Lincoln National #5658, Acquired 09/17/2015		329	1,468
Lincoln National #7099, Acquired 09/17/2015		1,254	3,362
Lincoln National #8558, Acquired 09/17/2015		1,659	2,555
Mass Mutual #1849, Acquired 11/05/2013		2,926	4,504
Mass Mutual #5167, Acquired 05/30/2014		63	2,046
Mass Mutual #5681, Acquired 11/05/2013		288	2,829
Met Life #8MLU, Acquired 05/20/2014		1,413	914
Penn Life #8183, Acquired 10/18/2016		46	134
Penn Mutual #3106, Acquired 05/30/2014		1,294	1,250
Phoenix Life #5715, Acquired 10/18/2016		569	2,603
Phoenix Life #6157, Acquired 10/18/2016		569	2,720
Phoenix Life #8499, Acquired 05/30/2014		756	1,482
Phoenix Life #8509, Acquired 05/30/2014		761	1,482
Principal Financial #6653, Acquired 10/30/2013		306	–
Security Mutual Life #5380, Acquired 10/28/2013		410	–
Transamerica #1708, Acquired 10/28/2013		957	1,295

Description	Face Amount (000)(1)		Value (000)
Transamerica #8205, Acquired 10/28/2013		714	$676
Total Life Settlement Contracts
(Cost $56,025)			$105,518
Convertible Bonds [0.5%]
Broadcasting & Cable [0.1%]
Cable One CV to 0.439
1.125%, 03/15/28(A)		245	249
DISH Network CV to 15.343
3.375%, 08/15/26		1,030	1,051
Liberty Interactive CV to 1.000
4.000%, 11/15/29		1,450	1,110
Total Broadcasting & Cable			2,410
Building & Construction [0.1%]
HTA Group CV to 68,231.440
2.875%, 03/18/27		4,400	4,728
Coal Mining [0.0%]
New World Resources CV to 1.000
4.000%cash or 8.000% PIK, 10/07/20(B)	EUR	380	11
Internet Content-Entmnt [0.0%]
Twitter CV to 7.691
0.000%, 03/15/26(A) (C)		683	651
Real Estate [0.0%]
Realogy Group CV to 40.840
0.250%, 06/15/26(A)		24	24

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Telephones & Telecommunications [0.0%]
Digicel Group 0.5 CV to 1.000
7.000%, 10/01/69		1,776	$1,381
Textile-Products [0.3%]
Sasa Polyester Sanayi CV to 25,587.769
3.250%, 06/30/26	EUR	10,000	11,633
Total Convertible Bonds
Cost ($20,540)			20,838
Common Stock [0.4%]
Agricultural [0.0%]
Mriya Farming PLC *		2,903	—
Chemicals [0.0%]
Hexion Holdings *		21,096	380
Consumer Cyclical [0.0%]
TruKid *		232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.		39,375	—
Energy Equipment & Services [0.0%]
FTS International, Cl A *		26,754	757
Financials [0.0%]
Propco Certificates* (D)		3,788	70
Health Care [0.1%]
Novartex		180,000	45

Description	Face Amount (000)(1)		Value (000)
Oberland Capital Healthcare Solutions LP		3,768,289	$3,616
Total Health Care			3,661
Independent Energy [0.1%]
Oasis Petroleum		15,294	1,538
Manufacturing [0.0%]
Vivarte		6,000	1
Media Entertainment [0.2%]
iHeartMedia *		12,136	327
Primary Wave Music IP LP		8,491,843	8,492
			8,819
Oil Field Services [0.0%]
Superior Energy		30,620	1,209
Oil, Gas & Consumable Fuels [0.0%]
Summit Midstream Partners		11,456	348
Retail [0.0%]
Qurate Retail		900	97
Retailers [0.0%]
Belk, Inc.		81	2
Penney Borrower LLC * (D)		505	4
Total Retailers			6
Services [0.0%]
A'ayan Leasing & Investment KSCP *		1,169,438	418
Wayne Services Legacy *		257	—
Total Services			418
Technology [0.0%]
AS ADV Shares		127,800	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

Consolidated Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Utilities [0.0%]
Longview Power LLC	64,904	130
Total Common Stock
(Cost $18,821)		18,013
Limited Partnership [0.3%]
Cartesian LP*	$10,000	11,975
Total Limited Partnership
(Cost $10,000)		11,975
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund	5,070	203
Total Closed-End Fund
(Cost $212)		203
Warrants [0.0%]
Chesapeake Energy,
Expires 02/12/26* (J)	11,565	292
Prophylaxis
Toys 'R' Us/Hill Street
Expires 06/21/22* (J)	14,795	6
Total Warrants
(Cost $306)		298
Preferred Stock [0.0%]
[0.0%]
BlackBrush Oil & Gas, LP	1,270	494
Total Preferred Stock
(Cost $367)		494
Description Face Amount (000)(1)		Value (000)
Short-Term Investment [4.7%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	189,304,834	189,305
Total Short-Term Investment
(Cost $189,305)		189,305
Total Investments [99.7%]
(Cost $4,104,351)		$4,041,079

Percentages are based on Net Assets of $4,051,454 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $1,173,356 (000), representing 29.0% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Step Bond — The rate reported is the rate in effect on June 30, 2021. The coupon on a step bond changes on a specific date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Security is considered illiquid. The total market value of such security as of June 30, 2021 was $105,518 (000) and represented 2.60% of net assets of the Fund.
(I)	Security is considered restricted. The total market value of such securities as of June 30, 2021 was $105,518 (000) and represented 2.60% of net assets of the Fund.
(J)	Strike Price is unavailable.

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

DAC — Designated Activity Company

EUR — Euro

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

ICE — Intercontinental Exchange

JPY — Japanese Yen

JSC — Joint Stock Company

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Corporation

LLP — Limited Liability Partnership

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Paid-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
U.S. Bank	07/12/21	GBP	32,235	USD	45,600	$1,007
U.S. Bank	07/12/21 - 09/22/21	EUR	431,466	USD	525,389	13,654
U.S. Bank	09/22/21	CHF	1,350	USD	1,471	9
U.S. Bank	09/22/21	JPY	518,000	USD	4,681	15
						$14,685

The following is a list of the inputs used as of June 30, 2021 in valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,324,353	$—	$2,324,353
Loan Participations	—	728,567	5,259	733,826
Mortgage-Backed Securities	—	401,613	1,995	403,608
Sovereign Debt	—	232,648	—	232,648
Life Settlement Contracts	—	—	105,518	105,518
Convertible Bonds	—	20,838	—	20,838
Common Stock	16,221	1,719	73	18,013
Limited Partnership	—	11,975	—	11,975
Closed-End Fund	203	—	—	203
Warrants	—	298	—	298
Preferred Stock	—	494	—	494
Short-Term Investment	189,305	—	—	189,305
Total Investments in Securities	$205,729	$3,722,505	$112,845	$4,041,079

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$14,685	$—	$14,685
Total Other Financial Instruments	$—	$14,685	$—	$14,685

*	Forwards contracts and swap contracts are valued at the unrealized appreciation on the instrument.

(1)	Of the $105,518 (000) in Level 3 securities as of June 30, 2021, $112,845 (000) or 93.5% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of June 30, 2021:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt	Investments in Mortgage-Backed Securities	Investments in Warrants	Investments in Corporate Bonds	Investments in Common Stock	Total
Beginning balance as of October 1, 2020	$2,180	$128,281	$2	$-	$2,241	$2	$-	$132,706
Accrued discounts/ premiums	-	-	-	-	-	-	-	-
Realized gain/(loss)	-	-	-	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	3,079	(22,763)	(2)	35	-	(2)	-	(19,653)
Purchases	-	-	-	-	-	-	-	-
Sales/paydowns	-	-	-	-	-	-	-	-
Transfers into Level 3	-	-	-	1,960	-	-	73	2,033
Transfers out of Level 3	-	-	-	-	(2,241)	-	-	(2,241)
Ending balance as of June 30, 2021	$5,259	$105,518	$-	$1,995	$-	$-	$73	$112,845
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,084)	$29,890	$2	$(35)	$-	$(14)	$-	$19,653

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2021. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2021 (000)	Valuation Techniques
Life Settlement Contracts	$105,518	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value
		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2021, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale Short Term Emerging Markets Debt Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [24.7%]
Banks [4.5%]
Access Bank, MTN
10.500%, 10/19/21	$9,895	$10,044
Industrial Subordinated Trust
8.250%, 07/27/21	200	200
Total Banks		10,244
Building-Heavy Construct [0.1%]
Andrade Gutierrez International
11.000% cash/12.000% PIK, 08/20/21	201	150
11.000%, 08/20/21(A)	1	1
Total Building-Heavy Construct		151
Electric Utilities [2.8%]
Instituto Costarricense de Electricidad
6.950%, 11/10/21	6,190	6,213
Investment Companies [4.4%]
Huarong Finance 2017, MTN
1.375%, VAR ICE LIBOR USD 3 Month+1.175%, 07/03/21	9,950	9,925
Petroleum & Fuel Products [7.5%]
Tullow Oil Jersey
6.625%, 07/12/21	9,800	9,800
YPF
9.000%, 01/01/23	8,514	7,137
Total Petroleum & Fuel Products		16,937
Real Estate Oper/Develop [3.8%]
Alam Sutera Realty
6.000%cash/0.000% PIK, 05/02/24	9,999	8,649
Transportation Services [1.6%]
Ukraine Railways via Shortline
9.875%, 09/15/21	3,578	3,618
Total Corporate Bonds
(Cost $57,283)		55,737
Sovereign Debt [17.6%]
Namibia International Bonds
5.500%, 11/03/21	2,800	2,831
Provincia de Buenos Aires
4.000%, 06/01/20(B)	EUR 9,491	4,389
Provincia de Cordoba
5.000%, 12/10/25	12,375	9,487
Sri Lanka Government International Bond
6.250%, 07/27/21	13,300	12,968
Third Pakistan International Sukuk
5.500%, 10/13/21	7,806	7,845

Description	Face Amount (000)	Value (000)
Ukraine Government International Bond
7.750%, 09/01/21	$2,000	$2,016
Total Sovereign Debt
(Cost $47,179)		39,536
Short-Term Investment [57.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	129,003,149	129,003
Total Short-Term Investment
(Cost $129,003)		129,003
Total Investments [99.5%]
(Cost $233,465)		$224,276

Percentages are based on Net Assets of $225,492 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2021, the value of these securities amounted to $1,000 (000), representing 0.0% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

Cl — Class

EUR — Euro

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

MTN — Medium Term Note

PIK — Paid-in Kind

USD — United States Dollar

VAR — Variable

A list of the open forward foreign currency contracts held by the Fund at June 30, 2021, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Thousands)
U.S. Bank	09/22/21	EUR	3,700	USD	4,411	$16

The following is a list of the inputs used as of June 30, 2021 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$55,737	$—	$55,737
Sovereign Debt	—	39,536	—	39,536
Short-Term Investment	129,003	—	—	129,003
Total Investments in Securities	$129,003	$95,273	$—	$224,276

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$16	$—	$16
Total Other Financial Instruments	$—	$16	$—	$16

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021(Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [98.3%]
Communication Services [6.3%]
AT&T	188,500	$5,425
BCE	70,000	3,452
Verizon Communications	119,167	6,677
Total Communication Services		15,554
Consumer Discretionary [2.0%]
Newell Brands	181,100	4,975
Consumer Staples [13.8%]
Altria Group	144,550	6,892
Coca-Cola	81,772	4,425
General Mills	72,780	4,435
Hershey	25,400	4,424
Philip Morris International	69,300	6,868
Procter & Gamble	49,349	6,659
Total Consumer Staples		33,703
Energy [5.0%]
Chevron	44,500	4,661
ConocoPhillips	51,000	3,106
Marathon Petroleum	76,000	4,592
Total Energy		12,359
Financials [19.8%]
Ares Capital	165,100	3,234
Arthur J Gallagher	29,400	4,118
Cincinnati Financial	60,650	7,073
Citizens Financial Group	105,500	4,839
Compass Diversified Holdings (A)	198,000	5,049
Fifth Third Bancorp	163,400	6,247
First Horizon	191,000	3,301
Hartford Financial Services Group	69,700	4,319
KeyCorp	212,800	4,394
MetLife	97,000	5,806
Total Financials		48,380
Health Care [6.1%]
Bristol-Myers Squibb	69,400	4,637
Merck	73,150	5,689
Pfizer	119,444	4,678
Total Health Care		15,004
Industrials [8.5%]
Eaton	30,000	4,445
Emerson Electric	52,000	5,005
Lockheed Martin	30,117	11,395
Total Industrials		20,845
Information Technology [12.1%]
Cisco Systems	133,800	7,091
Intel	146,000	8,196
Paychex	68,200	7,318
Qualcomm	48,700	6,961
Total Information Technology		29,566

Description	Shares	Value (000)
Materials [4.6%]
International Paper	89,500	$5,487
Sonoco Products	84,650	5,663
Total Materials		11,150
REITs [8.6%]
Crown Castle International	25,600	4,995
Mid-America Apartment Communities	36,000	6,063
National Retail Properties	69,800	3,272
Prologis	56,689	6,776
Total REITs		21,106
Utilities [11.5%]
American Electric Power	34,900	2,952
Avangrid	67,600	3,477
Dominion Energy	47,300	3,480
Duke Energy	68,006	6,713
Entergy	47,800	4,766
Eversource Energy	44,542	3,574
Pinnacle West Capital	38,235	3,134
Total Utilities		28,096
Total Common Stock
(Cost $171,189)		240,738
Exchange-Traded Fund [0.5%]
Invesco Preferred ETF	85,000	1,302
Total Exchange-Traded Fund
(Cost $1,263)		1,302
Short-Term Investment [2.4%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	5,815,166	5,815
Total Short-Term Investment
(Cost $5,815)		5,815
Total Investments [101.2%]
(Cost $178,267)		$247,855

Percentages are based on Net Assets of $244,842 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $5,049 (000), or 2.1% of net assets of the Fund.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of June 30, 2021, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [97.8%]
Aerospace & Defense [1.6%]
L3Harris Technologies	10,000	$2,162
Northrop Grumman	12,000	4,361
Total Aerospace & Defense		6,523
Beverages [1.8%]
PepsiCo	49,000	7,260
Capital Markets [4.9%]
Blackstone Group, Cl A (A)	87,000	8,451
CME Group, Cl A	36,000	7,656
S&P Global	10,000	4,105
Total Capital Markets		20,212
Chemicals [1.5%]
Sherwin-Williams	23,100	6,294
Commercial Banks [2.6%]
JPMorgan Chase	68,000	10,577
Commercial Services & Supplies [2.5%]
Cintas	27,000	10,314
Consumer Finance [3.0%]
Ally Financial	165,000	8,223
Synchrony Financial	86,000	4,173
Total Consumer Finance		12,396
Diversified Financial Services [1.8%]
Berkshire Hathaway, Cl B *	27,000	7,504
Electric Utilities [1.4%]
NextEra Energy	80,000	5,863
Food & Staples Retailing [3.6%]
Costco Wholesale	21,000	8,309
Walmart	46,000	6,487
Total Food & Staples Retailing		14,796
Health Care Equipment & Supplies [3.0%]
Danaher	18,000	4,830
Edwards Lifesciences *	75,000	7,768
Total Health Care Equipment & Supplies		12,598
Health Care Providers & Services [4.6%]
HCA Healthcare	18,000	3,721
UnitedHealth Group	38,000	15,217
Total Health Care Providers & Services		18,938
Hotels, Restaurants & Leisure [5.3%]
Expedia Group *	28,000	4,584
McDonald's	33,000	7,623
Starbucks	86,000	9,615
Total Hotels, Restaurants & Leisure		21,822
Industrial Conglomerates [0.8%]
Roper Technologies	7,000	3,291

Description	Shares	Value (000)
Insurance [1.8%]
Aon, Cl A	32,000	$7,640
Interactive Media & Services [3.8%]
Alphabet, Cl A *	4,200	10,256
Facebook, Cl A *	16,000	5,563
Total Interactive Media & Services		15,819
Internet & Catalog Retail [2.9%]
Alibaba Group Holding ADR *	28,000	6,350
Amazon.Com *	1,600	5,504
Total Internet & Catalog Retail		11,854
IT Services [9.1%]
Accenture, Cl A	36,000	10,612
Mastercard, Cl A	34,000	12,413
Visa, Cl A	63,000	14,731
Total IT Services		37,756
Life Sciences Tools & Services [4.0%]
Charles River Laboratories International *	22,000	8,138
Thermo Fisher Scientific	17,000	8,576
Total Life Sciences Tools & Services		16,714
Machinery [2.0%]
Trane Technologies	44,000	8,102
Media [1.7%]
Comcast, Cl A	126,000	7,185
Pharmaceuticals [2.6%]
Johnson & Johnson	20,000	3,295
Zoetis, Cl A	40,000	7,454
Total Pharmaceuticals		10,749
Professional Services [1.0%]
TransUnion	39,000	4,283
Real Estate Investment Trusts [1.4%]
Equinix	7,000	5,618
Road & Rail [1.0%]
Old Dominion Freight Line	17,000	4,315
Semiconductors & Semiconductor Equipment [4.9%]
Applied Materials	31,000	4,414
ASML Holding, Cl G	11,000	7,599
NXP Semiconductors	41,000	8,435
Total Semiconductors & Semiconductor Equipment		20,448
Software [9.2%]
Adobe *	20,000	11,713
Microsoft	98,000	26,548
Total Software		38,261

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2021 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Specialty Retail [4.0%]
Home Depot	40,000	$12,755
TJX	54,000	3,641
Total Specialty Retail		16,396
Technology Hardware, Storage & Peripherals [4.9%]
Apple	148,000	20,270
Telephones & Telecommunications [2.0%]
Walt Disney *	48,000	8,437
Water Utilities [1.2%]
American Water Works	32,000	4,932
Wireless Telecommunication Services [1.9%]
T-Mobile US *	55,000	7,966
Total Common Stock
(Cost $184,459)		405,133
Short-Term Investment [2.2%]
SEI Daily Income Trust Government Fund, Cl F, 0.010%**	9,109,928	9,110
Total Short-Term Investment
(Cost $9,110)		9,110
Total Investments [100.0%]
(Cost $193,569)		$414,243

Percentages are based on Net Assets of $414,169 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Security is a Master Limited Partnership. At June 30, 2021, such securities amounted to $8,451 (000), or 2.0% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2021, all of the Fund's investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as "—" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

CNR-QH-002-2300

CITY NATIONAL ROCHDALE FUNDS | PAGE 2